REGISTRATION STATEMENT NO.333-71377
                                                                        811-8732
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 22

                                   -----------

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  ------------
           333 West 34th Street, 10th Floor, New York, New York 10001
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (212) 615-7201

                                Ernest J. Wright
                      First Citicorp Life Insurance Company
                                  One Cityplace
                             Hartford, CT 06103-3415
               (Name and Address of Agent for Service of Process)

                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

[X]    on May 2, 2005 pursuant to paragraph (b) of Rule 485

[ ]    ____ days after filing pursuant to paragraph (a) of Rule 485

[ ]    on  _________________ pursuant to paragraph (a)(i) pf Rule 485

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

================================================================================

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                          CITIELITE ANNUITY PROSPECTUS
              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

This prospectus describes CITIELITE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by First Citicorp Life Insurance Company or Citicorp Life Insurance Company. Citicorp Life Insurance Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

High Yield Bond Trust                                           SMITH BARNEY INVESTMENT SERIES
Money Market Portfolio                                             Smith Barney Dividend Strategy Portfolio(4)
AIM VARIABLE INSURANCE FUNDS                                       Smith Barney Growth and Income Portfolio
   AIM V.I. Balanced Fund -- Series I Shares                       Smith Barney Premier Selections All Cap Growth
   AIM V.I. Premier Equity Fund -- Series I Shares                  Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.            THE TRAVELERS SERIES TRUST
   AllianceBernstein Global Technology Portfolio -- Class          Equity Income Portfolio
     B(1)                                                          Large Cap Portfolio
   AllianceBernstein Growth and Income Portfolio -- Class B        Mercury Large Cap Core Portfolio(5)
   AllianceBernstein Large Cap Growth Portfolio -- Class B(2)      MFS Mid Cap Growth Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST               Travelers Quality Bond
   Portfolio Franklin Small-Mid Cap Growth Securities Fund --   TRAVELERS SERIES FUND INC.
     Class 2  Shares(3)                                            AIM Capital Appreciation Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares             MFS Total Return Portfolio
GREENWICH STREET SERIES FUND                                       Pioneer Strategic Income Portfolio
   Appreciation Portfolio                                          Smith Barney Aggressive Growth Portfolio
   Equity Index Portfolio -- Class II Shares                       Smith Barney International All Cap Growth Portfolio
   Fundamental Value Portfolio                                     Smith Barney Large Cap Value Portfolio
PIMCO VARIABLE INSURANCE TRUST                                     Smith Barney Large Capitalization Growth Portfolio
   Total Return Portfolio -- Administrative Class                  Smith Barney Mid Cap Core Portfolio
PUTNAM VARIABLE TRUST                                           VAN KAMPEN LIFE INVESTMENT TRUST
   Putnam VT International Equity Fund -- Class IB Shares          Comstock Portfolio Class II Shares
   Putnam VT Small Cap Value Fund -- Class IB Shares               Emerging Growth Portfolio Class II Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                     VARIABLE ANNUITY PORTFOLIOS
   All Cap Fund -- Class I                                         Smith Barney Small Cap Growth Opportunities Portfolio
   High Yield Bond Fund -- Class I                              VARIABLE INSURANCE PRODUCTS FUND
   Investors Fund -- Class I                                       Contrafund(R) Portfolio -- Service Class 2
   Total Return Fund  -- Class I                                   Dynamic Capital Appreciation Portfolio -- Service Class


--------------
(1) Formerly AllianceBernstein Technology Portfolio -- Class B   (4) Formerly Smith Barney Large Cap Core Portfolio
(2) Formerly AllianceBernstein Premier Growth Portfolio --       (5) Formerly Merrill Lynch Large Cap Core Portfolio
    Class B
(3)Formerly Franklin Small Cap Fund -- Class 2 Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Citicorp Life Insurance Company, One Cityplace, Hartford, Connecticut 06103, call 1-800-497-4857 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary..................................................    3      Income Options..................................    31
Summary...................................................    5      Variable Liquidity Benefit......................    32
Fee Table.................................................    8   Miscellaneous Contract Provisions..................    32
Condensed Financial Information...........................   13      Right to Return.................................    32
The Annuity Contract......................................   13      Termination.....................................    32
   Contract Owner Inquiries ..............................   14      Required Reports................................    32
   Purchase Payments......................................   14      Suspension of Payments..........................    33
   Accumulation Units.....................................   14   The Separate Accounts..............................    33
   The Variable Funding Options...........................   15      Performance Information.........................    33
The Fixed Account.........................................   19   Federal Tax Considerations.........................    34
Charges and Deductions....................................   19      General Taxation of Annuities...................    34
   General................................................   19      Types of Contracts: Qualified and
   Withdrawal Charge......................................   20        Non-qualified.................................    34
   Free Withdrawal Allowance..............................   21      Qualified Annuity Contracts.....................    34
   Administrative Charges.................................   21         Taxation of Qualified Annuity Contracts......    34
   Mortality and Expense Risk Charge......................   21         Mandatory Distributions for Qualified Plans..    35
   Variable Liquidity Benefit Charge......................   21      Non-qualified Annuity Contracts.................    35
   Variable Funding Option Expenses.......................   22        Diversification Requirements for
   Premium Tax............................................   22          Variable Annuities..........................    36
   Changes in Taxes Based Upon Premium or Value...........   22        Ownership of the Investments..................    36
Transfers.................................................   22        Taxation of Death Benefit Proceeds............    36
   Dollar Cost Averaging..................................   23      Other Tax Considerations........................    36
Access to Your Money......................................   24      Treatment of Charges for Optional Benefits......    37
   Systematic Withdrawals.................................   25      Penalty Tax for Premature Distributions.........    37
   Loans..................................................   25      Puerto Rico Tax Considerations..................    37
Ownership Provisions......................................   25      Non-Resident Aliens.............................    37
   Types of Ownership.....................................   25   Other Information..................................    37
     Contract Owner.......................................   25      The Insurance Companies.........................    37
     Beneficiary..........................................   25      Financial Statements............................    38
     Annuitant............................................   26      Distribution of Variable Annuity Contracts......    38
Death Benefit.............................................   26      Conformity with State and Federal Laws..........    39
   Death Proceeds before the Maturity Date................   26      Voting Rights...................................    40
   Payment of Proceeds....................................   27      Restrictions on Financial Transactions..........    40
   Spousal Contract Continuance...........................   28      Legal Proceedings and Opinions..................    40
   Beneficiary Contract Continuance.......................   29   Appendix A: Condensed Financial Information:
   Death Proceeds after the Maturity Date.................   29      Citicorp Life Variable Annuity
The Annuity Period........................................   29        Separate Account..............................   A-1
   Maturity Date..........................................   29   Appendix B: Condensed Financial Information:
   Allocation of Annuity..................................   30      First Citicorp Life Variable Annuity
   Variable Annuity.......................................   30        Separate Account..............................   B-1
   Fixed Annuity..........................................   30   Appendix C: The Fixed Account......................   C-1
Payment Options...........................................   31   Appendix D: Contents of the Statement
   Election of Options....................................   31      of Additional Information.......................   D-1
   Annuity Options........................................   31

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of the First Citicorp Life Insurance Company or Citicorp Life Insurance Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- the First Citicorp Life Insurance Company or Citicorp Life Insurance Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           CITIELITE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? If you reside in New York, your issuing company is First Citicorp Life Insurance Company, otherwise your issuing company is Citicorp Life Insurance Company. Citicorp Life Insurance Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company ("the Company," "We" or "Us"). Each company sponsors its own segregated account ("Separate Account"). First Citicorp Life sponsors the First Citicorp Life Variable Annuity Separate Account for Variable Annuities ("First Citicorp Life Variable Annuity Separate Account"); Citicorp Life sponsors the Citicorp Life Variable Annuity Separate Account for Variable Annuities ("Citicorp Life Variable Annuity Separate Account"). When we refer to the Separate Account, we are referring to either First Citicorp Life Variable Annuity Separate Account or Citicorp Life Variable Annuity Separate Account, depending upon your issuing Company.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first 12 months after the Contract Date. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchase with beneficiary-directed transfer of death proceeds.

This product is available to owners and annuitants under the age of 81 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date Anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 7%, decreasing to 0% in years seven and later.

During the annuity period, if you have elected the Variable Liquidity Benefit, a charge of up to 7% of the amount withdrawn will be assessed. (See Variable Liquidity Benefit.)

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and
(2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn, and withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...................................7%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

      VARIABLE LIQUIDITY BENEFIT CHARGE...................7%(2)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE................$30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Separate Account)

      Mortality and Expense Risk Charge.......................    1.25%
      Administrative Expense Charge...........................    0.15%
                                                                ----------
           Total Annual Separate Account Charges.............     1.40%

--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

             YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
       ---------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO     BUT LESS THAN
                0 years                3 years                  7%
                3 years                4 years                  6%
                4 years                5 years                  5%
                5 years                6 years                  4%
                6 years                7 years                  3%
               7+ years                                         0%

 (2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

           YEARS SINCE INITIAL PURCHASE PAYMENT         WITHDRAWAL CHARGE
       ---------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO     BUT LESS THAN
                0 years                3 years                  7%
                3 years                4 years                  6%
                4 years                5 years                  5%
                5 years                6 years                  4%
                6 years                7 years                  3%
               7+ years                                         0%

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                           MINIMUM          MAXIMUM
                                                        --------------  --------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.       0.42%            1.33%


UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                  MANAGEMENT      (12B-1)        OTHER     OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------------                -------------- -------------- --------- --------------- ---------------- ----------------
High Yield Bond Trust.........      0.45%            --           0.18%       0.63%            --           --(1), (26)
Money Market Portfolio........      0.32                          0.10%       0.42%            --           --(17), (26)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Balanced Fund --
     Series I Shares..........      0.75%            --           0.37%       1.12%          0.13%         0.99%(2)
   AIM V.I. Premier Equity
     Fund -- Series I Shares..      0.61%            --           0.30%       0.91%            --          0.91%(3)
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Global
     Technology Portfolio --
     Class B*.................      0.75%          0.25%         0.12%        1.12%            --          1.12%(4)
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.55%          0.25%         0.03%        0.83%            --          0.83%(4)
   AllianceBernstein Large
     Cap Growth Portfolio --
     Class B*.................      0.75%          0.25%         0.05%        1.05%            --          1.05%(4)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small-Mid Cap
     Growth Securities Fund --
     Class 2 Shares*..........      0.48%          0.25%         0.29%        1.02%          0.03%         0.99%(5)
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................      0.68%          0.25%         0.19%        1.12%          0.05%         1.07%(6)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.73%            --          0.02%        0.75%            --          0.75%(7)
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.03%        0.59%            --          0.59%
   Fundamental Value Portfolio      0.75%            --          0.02%        0.77%            --          0.77%(8)
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.25%        0.65%            --          0.65%(9)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+.     0.70%          0.25%         0.38%        1.33%            --          1.33%(10)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                  MANAGEMENT      (12B-1)        OTHER     OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------------                -------------- -------------- --------- --------------- ---------------- ----------------
   Putnam VT International           0.75%          0.25%         0.19%       1.19%            --            1.19%
     Equity Fund -- Class IB
     Shares*..................
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*..      0.77%          0.25%         0.10%       1.12%            --            1.12%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I.....      0.81%            --          0.08%       0.89%            --            0.89%(11)
   High Yield Bond Fund --
     Class I...................      0.75%            --          0.39%       1.14%            --            --(26)
   Investors Fund -- Class I...      0.68%            --          0.09%       0.77%            --            0.77%(12)
   Total Return Fund -- Class I      0.78%            --          0.18%       0.96%            --            0.96%
SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio --
     Class A+.................       0.59%            --          0.11%       0.70%            --            0.70%(13)
   Smith Barney Dividend
     Strategy Portfolio.......       0.73%            --          0.15%       0.88%            --            0.88%(14)
   Smith Barney Growth and
     Income Portfolio.........       0.73%            --          0.18%       0.91%            --            0.91%(14)
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio.........       0.75%            --          0.19%       0.94%            --            0.94%
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....       0.73%            --          0.11%       0.84%            --            --(15), 26)
   Large Cap Portfolio........       0.75%            --          0.11%       0.86%            --            0.86%(15)
   Mercury Large Cap Core
     Portfolio................       0.79%            --          0.16%       0.95%            --            --(16),(26)
   MFS Mid Cap Growth
     Portfolio................       0.75%            --          0.13%       0.88%            --            --(18),(26)
   Travelers Quality Bond
     Portfolio................       0.32%            --          0.12%       0.44%            --            --(17),(26)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................       0.80%            --          0.05%       0.85%            --            0.85%
   MFS Total Return Portfolio.       0.77%            --          0.02%       0.79%            --            0.79%(19)
   Pioneer Strategic Income
     Portfolio................       0.75%            --          0.15%       0.90%            --            0.90%
   Smith Barney Aggressive
     Growth Portfolio.........       0.80%            --          0.02%       0.82%            --            0.82%(20)
   Smith Barney International
     All Cap Growth Portfolio.       0.88%            --          0.13%       1.01%            --            1.01%(21)
   Smith Barney Large Cap
     Value Portfolio..........       0.63%            --          0.05%       0.68%            --            0.68%(22)
   Smith Barney Large
     Capitalization Growth
     Portfolio................       0.75%            --          0.03%       0.78%            --            0.78%(23)
   Smith Barney Mid Cap Core
     Portfolio................       0.75%            --          0.08%       0.83%            --            0.83%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
    II Shares*...............        0.57%          0.25%         0.04%       0.86%            --            0.86%
   Emerging Growth Portfolio
     Class II Shares*.........       0.70%          0.25%         0.07%       1.02%            --            1.02%

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                  MANAGEMENT      (12B-1)        OTHER     OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------------                -------------- -------------- --------- --------------- ---------------- ----------------
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%            --          0.35%       1.10%             --             --(26)
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --                                                                                 --(24) (26),
     Service Class 2*.........      0.57%          0.25%         0.11%       0.93%             --
   Dynamic Capital
     Appreciation Portfolio --                                                                                --(25), (26)
     Service Class 2*.........      0.58%          0.25%         0.38%       1.21%             --

 --------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

+     Closed to new investors.

NOTES

(1) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million.

(2) Effective July 1, 2005, AIM V.I. Balanced Fund will be renamed AIM V.I. Basic Balanced Fund. Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The amount shown in the column entitled "Contractual Fee Waiver and/or Expense Reimbursement" reflects this agreement. Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(7) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(8) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(9) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(10) Putnam Management has agreed to limit fund expenses through December 31, 2005. Including such limitations, the Net Total Annual Operating Expenses are 1.19%.

(11) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(12) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(13) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $2 billion 0.55%; next $2 billion 0.50%; next $2 billion 0.45%; next $2 billion 0.40%; over $8 billion 0.35%.

(14) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(15) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(16) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(17) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(18) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(19) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(20) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(21) Effective July 1, 2004, the management fee was reduced from 0.90% to 0.85% of the Fund's daily net assets.

(22) Effective July 1, 2004, the management fee was reduced from 0.65% to the following breakpoints: 0.60% on the first $500 million of net assets; 0.55% on the next $500 million of net assets and 0.50% on assets in excess of $1 billion.

(23) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(24) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(25) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.02%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.10%. The expense ratio shown reflects the expense cap in effect at February 1, 2005. This arrangement can be discontinued by the fund's manager at any time.

(26) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                        VOLUNTARY FEE WAIVER
                                                                            AND/OR EXPENSE          NET TOTAL ANNUAL
        FUNDING OPTION                                                      REIMBURSEMENT          OPERATING EXPENSES
        ---------------                                                ------------------------  -----------------------
        High Yield Bond Trust........................................           0.03%                     0.60%
        Money Market Portfolio.......................................           0.02%                     0.40%
        High Yield Bond Fund -- Class I..............................           0.14%                     1.00%
        Equity Income Portfolio......................................           0.01%                     0.83%
        Mercury Large Cap Core Portfolio.............................           0.03%                     0.92%
        MFS Mid Cap Growth Portfolio.................................           0.02%                     0.86%
        Travelers Quality Bond Portfolio.............................           0.02%                     0.42%
        Smith Barney Small Cap Growth Opportunities Portfolio........           0.20%                     0.90%
        Contrafund(R) Portfolio -- Service Class 2...................           0.02%                     0.91%
        Dynamic Capital Appreciation Portfolio -- Service Class 2....           0.19%                     1.02%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual      885      1273       1486       2138      185        573       986        2138
Operating Expenses
Underlying Fund with Maximum Total Annual
Operating Expenses                             976      1548       1945       3062      276        848       1445       3062


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

CitiElite Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your contract value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your contract value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity or Income Payments, beginning on a future date that you choose, the Maturity Date. The

Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 81 on the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-497-4857.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the Contract Date. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open as of the close of regular trading (generally 4:00 p.m. Eastern time). After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
High Yield Bond Trust                    Seeks high current income. The Fund         Travelers Asset Management
                                         normally invests in below                   International Company LLC ("TAMIC")
                                         investment-grade bonds and debt
                                         securities.

Money Market Portfolio                   Seeks high current return with              TAMIC
                                         preservation of capital and liquidity.
                                         The Fund normally invests in
                                         high-quality short term money market
                                         instruments.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Balanced Fund -- Series I    Seeks long-term growth of capital and       A I M Advisors, Inc ("AIM")
     Shares                              current income. The Fund invests in a
                                         broadly diversified portfolio of common
                                         stocks, preferred stocks, convertible
                                         securities and bonds.

   AIM V.I. Premier Equity Fund --       Seeks to achieve long-term growth of        A I M
     Series I Shares                     capital. Income is a secondary
                                         objective. The Fund invests, normally,
                                         at least 80% of its net assets, plus
                                         the amount of any borrowings for
                                         investment purposes, in equity
                                         securities, including convertible
                                         securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Global              Seeks growth of capital. Current income     Alliance Capital Management L.P.
     Technology Portfolio -- Class B     is incidental to the Portfolio's
                                         objective.

   AllianceBernstein Growth and          Seeks reasonable current income             Alliance Capital Management L.P.
     Income Portfolio -- Class B         opportunity for appreciation through
                                         investments primarily in dividend-paying
                                         common stocks of good quality companies.

   AllianceBernstein Large Cap Growth    Seeks growth of capital by pursuing
     Alliance Capital Management L.P.    aggressive investment policies.
     Portfolio -- Class B

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small-Mid Cap Growth         Seeks long-term capital growth. The Fund    Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares   normally invests at least 80% of its net
                                         assets in investments of small
                                         capitalization and mid capitalization
                                         companies.

   Templeton Foreign Securities Fund     Seeks long-term capital growth. The Fund    Templeton Investment Counsel, LLC
     -- Class 2 Shares                   normally invests at least 80% of its net
                                         assets in investments of issuers located
                                         outside of the U.S., including those in
                                         emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                         capital. The Fund normally invests in
                                         ("SBFM") equity securities of U.S.
                                         companies of medium and large
                                         capitalization.

   Equity Index Portfolio -- Class II    Seeks investment results that, before       Travelers Investment Management
     Shares                              expenses, correspond to the price and       Company ("TIMCO")
                                         yield performance of the S&P 500 Index.
                                         The Fund normally invests in equity
                                         securities, or other investments with
                                         similar economic characteristics that
                                         are included in the S&P 500 Index.

   Fundamental Value Portfolio           Seeks long-term capital growth. Current     SBFM
                                         income is a secondary consideration. The
                                         Fund normally invests in common stocks,
                                         and common stock equivalents of
                                         companies, the manager believes are
                                         undervalued.
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --             Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                with preservation of capital and prudent    Company LLC
                                         investment management. The Fund normally
                                         invests in intermediate maturity fixed
                                         income securities.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --    Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                    Fund invests mainly in common stocks of
                                         U.S. companies, with a focus on growth
                                         stocks. Growth stocks are issued by
                                         companies that Putnam Management
                                         believes are fast-growing and whose
                                         earnings are likely to increase over
                                         time.

   Putnam VT International Equity        Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares             invests mainly in common stocks of
                                         companies outside the United States
                                         that Putnam Management believes have
                                         investment potential.

   Putnam VT Small Cap Value Fund --     Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                     invests mainly in common stocks of
                                         U.S. companies, with a focus on value
                                         stocks. Value stocks are those that
                                         Putnam Management believes are
                                         currently undervalued by the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I               Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
                                         normally invests in common stocks and       Inc. ("SBAM")
                                         their equivalents of companies the
                                         manager believes are undervalued in the
                                         marketplace.

   High Yield Bond Fund -- Class I       Seeks total return consistent with the      SBAM
                                         preservation of capital. The Fund
                                         normally invests in high yield
                                         fixed-income securities issued by U.S.
                                         and foreign corporations and foreign
                                         governments and their agencies.

   Investors Fund -- Class I             Seeks long term growth of capital.          SBAM
                                         Secondarily seeks current income. The
                                         Fund normally invests in common stocks
                                         of established companies.

   Total Return Fund -- Class I          Seeks above average income (compared to     SBAM
                                         a portfolio invested entirely in equity
                                         securities). Secondarily seeks growth of
                                         capital and income.  The Fund normally
                                         invests in a broad range of equity and
                                         fixed-income securities of U.S. and
                                         foreign issuers.
SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio -- Class A+   Seeks high current return consistent        SBFM
                                         with preservation of capital. The Fund
                                         normally invests in debt securities
                                         issued or guaranteed by the U.S.
                                         government, its agencies or
                                         instrumentalities.

   Smith Barney Dividend Strategy        Seeks capital appreciation. Principally     SBFM
     Portfolio                           through investing in dividend paying
                                         stocks.

   Smith Barney Growth and Income        Seeks reasonable growth and income. The     SBFM
     Portfolio                           Fund normally invests in equity
                                         securities of large U.S companies that
                                         provide dividend or interest income.

   Smith Barney Premier Selections       Seeks long term capital growth. The Fund    SBFM
     All Cap Growth Portfolio            consists of a Large Cap Growth segment,
                                         Mid Cap Growth segment and Small Cap
                                         Growth segment. All three segments
                                         normally invest in equity securities.
                                         The Large Cap Growth segment invests in
                                         large sized companies. The Mid Cap
                                         Growth segment invests in medium sized
                                         companies. The Small Cap Growth segment
                                         invests in small sized companies.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio               Seeks reasonable income by investing        TAMIC
                                         primarily in income producing equity        Subadviser: Fidelity Management &
                                         securities. In choosing these               Research Company ("FMR")
                                         securities, the fund will also consider
                                         the potential for capital appreciation.
                                         The fund's goal is to achieve a yield
                                         which exceeds the composite yield on
                                         the securities compromising the S&P
                                         500.

   Large Cap Portfolio                   Seeks long term growth of capital. The      TAMIC
                                         Fund normally invests in the securities
                                         Subadviser: FMR of companies with large
                                         market capitalizations.

   Mercury Large Cap Core Portfolio      Seeks long-term capital growth. The Fund    TAMIC
                                         normally invests in a diversified           Subadviser: Merrill Lynch
                                         portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                         cap companies.

   MFS Mid Cap Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                         Fund normally invests in equity
                                         Subadviser: Massachusetts Fund
                                         securities of companies with medium
                                         Services ("MFS") market capitalization.

   Travelers Quality Bond Portfolio      Seeks current income and total return       TAMIC
                                         with moderate capital volatility. The
                                         Fund normally invests in
                                         investment-grade bonds and debt
                                         securities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio    Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                         normally invests in common stocks of        ("TIA")
                                         companies that are likely to benefit        Subadviser:  AIM Capital Management
                                         from new products, services or processes    Inc.
                                         or have experienced above-average
                                         earnings growth.

   MFS Total Return Portfolio            Seeks above average income consistent       TIA
                                         with the prudent employment of capital.     Subadviser: MFS
                                         Secondarily, seeks growth of capital and
                                         income. The Fund normally invests in a
                                         broad range of equity and fixed-income
                                         securities of both U.S. and foreign
                                         issuers.

   Pioneer Strategic Income Portfolio    Seeks high current income. The Fund         TIA
                                         normally invests in debt securities and     Subadviser: Pioneer Investment
                                         has the flexibility to invest in a broad    Management, Inc.
                                         range of issuers and segments of the
                                         debt securities market.

   Smith Barney Aggressive Growth        Seeks long-term capital appreciation.       SBFM
     Portfolio                           The Fund normally invests in common
                                         stocks of companies that are
                                         experiencing, or are expected to
                                         experience, growth in earnings that
                                         exceeds the average rate earnings
                                         growth of the companies comprising the
                                         S&P 500 Index.

   Smith Barney International All Cap    Seeks total return on assets from growth    SBFM
     Growth Portfolio                    of capital and income. The Fund normally
                                         invests in equity securities of foreign
                                         companies.

   Smith Barney Large Cap Value          Seeks long-term growth of capital with      SBFM
     Portfolio                           current income is a secondary objective.
                                         The Fund normally invests in equities,
                                         or similar securities, of companies
                                         with large market capitalizations.

   Smith Barney Large Capitalization     Seeks long term growth of capital. The      SBFM
     Growth Portfolio                    Fund normally invests in equities, or
                                         similar securities, of companies with
                                         large market capitalizations.

   Smith Barney Mid Cap Core Portfolio   Seeks long-term growth of capital. The      SBFM
                                         Fund normally invests in equities, or
                                         similar securities, of medium sized
                                         companies.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares    Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                         Fund normally invests in common and          ("Van Kampen")
                                         preferred stocks, and convertible
                                         securities, of well established
                                         undervalued companies.

   Emerging Growth Portfolio Class II    Seeks capital appreciation. The Fund        Van Kampen
     Shares                              normally invests in common stocks of
                                         companies that the manager believes are
                                         experiencing or will experience growth
                                         in earnings and/or cash flow that
                                         exceeds the average rate of earnings
                                         growth of the companies that comprise
                                         the S&P 500.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth         Seeks long term capital growth. The Fund    Citi Fund Management, Inc.
     Opportunities Portfolio             normally invests in equity securities of
                                         small cap companies and related
                                         investments.

VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service    Seeks long-term capital appreciation by     FMR
     Class 2                             investing in common stocks of companies
                                         whose value Fidelity Management &
                                         Research Co. believes is not fully
                                         recognized by the public.

   Dynamic Capital Appreciation          Seeks capital appreciation by investing     FMR
     Portfolio -- Service Class 2        in common stocks of domestic and foreign
                                         issuers.

 +  Closed to new investors.



                                THE FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and

       o   benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
          ----------------------------------------------- ----------------------
           GREATER THAN OR EQUAL TO     BUT LESS THAN
                   0 years                 3 years                  7%
                   3 years                 4 years                  6%
                   4 years                 5 years                  5%
                   5 years                 6 years                  4%
                   6 years                 7 years                  3%
                   7+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a)   any Purchase Payment to which no withdrawal charge applies then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o upon election of a lifetime annuity payout taken after the first Contract Year or

       o due to a minimum distribution under minimum distribution rules then in effect.

FREE WITHDRAWAL ALLOWANCE

You may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) For the first Contract Year, the available amount is 15% of the initial Purchase Payment.

Beginning in the second Contract Year, the available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year. We reserve the right not to permit free withdrawals on full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds or

       (2) after an annuity payout has begun or

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 7% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

            YEARS SINCE INITIAL PURCHASE PAYMENT MADE       WITHDRAWAL CHARGE
          ----------------------------------------------- ----------------------
           GREATER THAN OR EQUAL TO     BUT LESS THAN
                   0 years                 3 years                  7%
                   3 years                 4 years                  6%
                   4 years                 5 years                  5%
                   5 years                 6 years                  4%
                   6 years                 7 years                  3%
                   7+ years                                         0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

           o  the dollar amount you request to transfer;

           o  the number of transfers you made within the previous three months;

           o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

           o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

           o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

           o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

       o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

       o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

       o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payment we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name Joint Owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint Owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint Owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the Annuitant or Contract

Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death;

       o   the Contingent Annuitant becomes the Annuitant; and

       o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives due proof of death and written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

We must be notified of the Annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the Contract Value on the Death Report Date, less any applicable premium tax and outstanding loans.

DEATH PROCEEDS BEFORE THE MATURITY DATE

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE: The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

       (1) the Contract Value;

       (2) the total Purchase Payments made under the Contract; or

       (3) the Step-Up value (if any, as described below).

WHERE THE ANNUITANT WAS BETWEEN THE AGES OF 68 THROUGH 75 ON THE CONTRACT DATE:
The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

       (1) the Contract Value;

       (2) the total Purchase Payments made under the Contract; or

       (3) the Step-Up value (as described below) associated with the seventh Contract Date anniversary.

WHERE THE ANNUITANT WAS AGE 76 OR OLDER ON THE CONTRACT DATE: The death benefit payable will be the Contract Value on the Death Report Date, less any applicable premium tax, previous withdrawals and any outstanding loans.

STEP-UP VALUE. We will establish the Step-Up value on the seventh Contract Date anniversary. The Step-Up Value will equal the Contract Value on that anniversary. For Contracts where the Annuitant was younger than 68 on the Contract Date, we will recalculate the Step-Up value on each anniversary until the Annuitant's 76th birthday. If the Contract Value on the anniversary is greater than the Step-Up value, the Step-Up value will be reset to equal the Contract Value on that date. If the Step-Up value is greater than the Contract Value, the Step-Up value remains unchanged. The Step-Up value will not be reduced on these anniversary recalculations, unless surrenders are made on that day. For all Contracts, each time a Purchase Payment is made we will increase the Step-Up value by the amount of the payment and, when a withdrawal is taken, we will reduce the Step-Up value by a partial surrender reduction (as described below).

The partial surrender reduction equals:

       (1) the Step-Up value immediately before the reduction for the withdrawal, multiplied by

       (2) the amount of the withdrawal divided by

       (3) the Contract Value immediately before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

       50,000 x (10,000/55,000) = $9,090

Your new Step-Up value would be 50,000-9,090, or $40,900.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

       50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump-sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------- -------------------------- -------------------------------------- --------------------
                                                                                                           MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                 PAYOUT RULES
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO     UNLESS. . .                                  APPLY*
----------------------------------- -------------------------- -------------------------------------- --------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies),     Unless, the beneficiary elects to      Yes
(WITH JOINT OWNER)                  or if none, to the         continue the Contract rather than
                                    Contract Owner's estate.   receive the distribution.
----------------------------------- -------------------------- -------------------------------------- --------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),     Unless, the beneficiary elects to      Yes
(WITH NO JOINT OWNER)               or if none, to the         continue the Contract rather than
                                    Contract Owner's estate    receive the distribution.
----------------------------------- -------------------------- -------------------------------------- --------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The surviving Joint                                               Yes
NOT THE ANNUITANT)                  Owner.
----------------------------------- -------------------------- -------------------------------------- --------------------

----------------------------------- -------------------------- -------------------------------------- --------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary (ies),     Unless the beneficiary elects to       Yes
THE ANNUITANT)                      or if none, to the         continue the Contract rather than
                                    surviving Joint Owner.     receive the distribution.
----------------------------------- -------------------------- -------------------------------------- --------------------
SPOUSAL JOINT OWNER (WHO IS NOT     The surviving Joint        Unless the spouse elects to continue   Yes
THE ANNUITANT)                      Owner.                     the Contract rather than receive the
                                                               distribution.
----------------------------------- -------------------------- -------------------------------------- --------------------

----------------------------------- -------------------------- -------------------------------------- --------------------
                                                                                                           MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                 PAYOUT RULES
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO     UNLESS. . .                                  APPLY*
----------------------------------- -------------------------- -------------------------------------- --------------------
SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies),     Unless the spouse elects to continue   Yes
ANNUITANT)                          or if none, to the         the Contract rather than receive the
                                    surviving Joint Owner.     distribution.

                                                               A spouse who is not the beneficiary
                                                               may decline to continue the Contract
                                                               and instruct the company to pay the
                                                               beneficiary, who may elect to
                                                               continue the Contract.

----------------------------------- -------------------------- -------------------------------------- --------------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies),     Unless, where there is no CONTINGENT   Yes
CONTRACT OWNER)                     or if none, to the         ANNUITANT, the beneficiary elects to
                                    CONTRACT OWNER.  If the    continue the Contract rather than
                                    CONTRACT OWNER is not      receive the distribution.
                                    living, then to the
                                    surviving Joint Owner.     Or unless, there is a CONTINGENT
                                    If none, then to the       ANNUITANT. Then, the CONTINGENT
                                    CONTRACT OWNER'S estate.   ANNUITANT becomes the ANNUITANT and
                                                               the Contract continues in effect
                                                               (generally using the original
                                                               MATURITY DATE). The proceeds will
                                                               then be paid upon the death of the
                                                               CONTINGENT ANNUITANT or Owner.
------------------------------------ ------------------------- -------------------------------------- --------------------

                               QUALIFIED CONTRACTS
------------------------------------ ------------------------- -------------------------------------- --------------------
                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO    UNLESS. . .                                     APPLY*
------------------------------------ ------------------------- -------------------------------------- --------------------
ANNUITANT (WHO IS THE CONTRACT       See death of "owner who                                          Yes
OWNER)                               is the ANNUITANT" above.
------------------------------------ ------------------------- -------------------------------------- --------------------
OWNER / ANNUITANT                    The beneficiary (ies),    Unless the beneficiary elects to       Yes
                                     or if none, to the        continue the Contract rather than
                                     CONTRACT OWNER'S estate.  receive the distribution.
------------------------------------ ------------------------- -------------------------------------- --------------------
BENEFICIARY                          No death proceeds are                                            N/A
                                     payable; Contract
                                     continues.
------------------------------------ ------------------------- -------------------------------------- --------------------
CONTINGENT BENEFICIARY               No death proceeds are                                            N/A
                                     payable; Contract
                                     continues.
------------------------------------ ------------------------- -------------------------------------- --------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER): Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES):
If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract as a Contract Owner, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income options are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first contract anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the Accumulation Period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding option by the corresponding accumulation unit value as of 14 days before the date Annuity Payments begin. We use an annuity unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your Net Investment Rate. Your Net Investment Rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once Annuity or income Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

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

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

First Citicorp Life Insurance Company and Citicorp Life Insurance Company each sponsor Separate Accounts: First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account, respectively. Both First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account were established on July 6, 1994 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the contracts exclusively in the shares of the variable funding options.

We hold the assets of First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or
(ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. one of the world's largest bank holding companies. First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at 666 Fifth Avenue, 3rd Floor, New York, NY 10103.

Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under the laws of Arizona in 1971. Citicorp Life is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings, Inc., which, in turn, is a wholly owned subsidiary of Citigroup Inc., one of the world's largest bank holding companies. Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in your prospectus:

    o    Citicorp Life Insurance Company ("CLIC")
    o    First Citicorp Life Insurance Company ("FCLIC")

The proposed sale would also include CLIC and FCLIC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer.

The transaction will not affect the terms or conditions of your variable annuity contract, and Citicorp Life Insurance Company or First Citicorp Life Insurance Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. First Citicorp Life Insurance Company and Citicorp Life Insurance Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.5% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Citicorp Investment Services, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable contract.

FIRST CITICORP LIFE INSURANCE COMPANY

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under New York law and the validity of the forms of the variable annuity contracts under New York law, have been passed on by the Deputy General Counsel of the Company.

CITICORP LIFE INSURANCE COMPANY

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Arizona law and the validity of the forms of the variable annuity contracts under Arizona law, have been passed on by the Deputy General Counsel of the Company.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                       SEPARATE ACCOUNT CHARGES 1.40% (CE)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   High Yield Bond Trust (7/99).............................   2004        1.398           1.499               1,174,323
                                                               2003        1.098           1.398               1,269,679
                                                               2002        1.064           1.098               1,328,426
                                                               2001        0.985           1.064               1,467,490
                                                               2000        0.990           0.985               1,423,194
                                                               1999        1.000           0.990                 387,820

   Money Market Portfolio (7/99)............................   2004        1.087           1.083                 158,442
                                                               2003        1.094           1.087                 186,528
                                                               2002        1.094           1.094                 209,839
                                                               2001        1.070           1.094                 455,269
                                                               2000        1.020           1.070                 298,796
                                                               1999        1.000           1.020                 103,494

AIM Variable Insurance Funds, Inc.
   AIM V.I. Balanced Fund -- Series I (5/01)................   2004        0.862           0.914                      --
                                                               2003        0.752           0.862                      --
                                                               2002        0.920           0.752                      --
                                                               2001        1.000           0.920                      --

   AIM V.I. Premier Equity Fund -- Series I (5/00)..........   2004        0.592           0.618                 536,022
                                                               2003        0.480           0.592                 777,579
                                                               2002        0.698           0.480                 899,769
                                                               2001        0.810           0.698               1,021,639
                                                               2000        1.000           0.810                 615,260

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2004        0.933           1.024                  83,823
                                                               2003        0.716           0.933                  85,359
                                                               2002        0.934           0.716                  85,359
                                                               2001        1.000           0.934                  10,009

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/02)...........................................   2004        0.721           0.770                   5,192
                                                               2003        0.593           0.721                   5,192
                                                               2002        0.869           0.593                   5,192
                                                               2001        1.000           0.869                      --

   AllianceBernstein Technology Portfolio -- Class B (5/00).   2004        0.388           0.402                 255,593
                                                               2003        0.274           0.388                 241,596
                                                               2002        0.477           0.274                 371,100
                                                               2001        0.649           0.477                 545,479
                                                               2000        1.000           0.649                 412,584

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (6/99).........   2004        1.052           1.156                 356,715
                                                               2003        0.777           1.052                 385,724
                                                               2002        1.105           0.777                 434,324
                                                               2001        1.323           1.105                 483,622
                                                               2000        1.606           1.323                 582,663
                                                               1999        1.000           1.606                 353,953

   Templeton Foreign Securities Fund -- Class 2 Shares (6/99)  2004        0.965           1.128                 923,580
                                                               2003        0.740           0.965                 994,519
                                                               2002        0.921           0.740               1,168,470
                                                               2001        1.113           0.921               1,312,710
                                                               2000        1.155           1.113               1,320,869
                                                               1999        1.000           1.155                 523,110

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2004        0.992           1.065                 115,814
                                                               2003        0.808           0.992                 124,483
                                                               2002        0.993           0.808                 122,822
                                                               2001        1.000           0.993                 136,510

   Equity Index Portfolio -- Class II Shares (10/99)........   2004        2.657           2.889                 126,673
                                                               2003        2.109           2.657                 165,705
                                                               2002        2.756           2.109                 192,035
                                                               2001        3.189           2.756                 264,771

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   Equity Index Portfolio -- Class II Shares  (continued)...   2000        3.566           3.189                 303,807
                                                               1999        1.000           3.566                  91,907

   Fundamental Value Portfolio (5/01).......................   2004        0.983           1.049                 251,116
                                                               2003        0.719           0.983                 178,788
                                                               2002        0.927           0.719                 163,806
                                                               2001        1.000           0.927                  56,243

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.175           1.216                 403,393
                                                               2003        1.135           1.175                 347,702
                                                               2002        1.055           1.135                 196,940
                                                               2001        1.000           1.055                  87,237

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (4/01)   2004        0.742           0.787                      --
                                                               2003        0.570           0.742                      --
                                                               2002        0.821           0.570                      --
                                                               2001        1.000           0.821                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (4/01)............................................   2004        0.888           1.018                      --
                                                               2003        0.701           0.888                      --
                                                               2002        0.863           0.701                      --
                                                               2001        1.000           0.863                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.310           1.630                 147,002
                                                               2003        0.888           1.310                  20,947
                                                               2002        1.101           0.888                  60,072
                                                               2001        1.000           1.101                  12,635

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/99)...........................   2004        1.318           1.408                 904,408
                                                               2003        0.961           1.318                 895,659
                                                               2002        1.301           0.961               1,106,497
                                                               2001        1.295           1.301               1,332,364
                                                               2000        1.110           1.295               1,175,386
                                                               1999        1.000           1.110                 487,553

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   High Yield Bond Fund -- Class I (6/99)...................   2004        1.360           1.489                 214,739
                                                               2003        1.110           1.360                 248,108
                                                               2002        1.049           1.110                 244,263
                                                               2001        1.012           1.049                 252,276
                                                               2000        1.026           1.012                 259,134
                                                               1999        1.000           1.026                 243,341

   Investors Fund -- Class I (6/99).........................   2004        1.078           1.173               1,221,699
                                                               2003        0.826           1.078               1,309,214
                                                               2002        1.089           0.826               1,512,898
                                                               2001        1.152           1.089               1,579,948
                                                               2000        1.014           1.152               1,503,264
                                                               1999        1.000           1.014                 880,932

   Total Return Fund -- Class I (6/99)......................   2004        1.067           1.144                 478,954
                                                               2003        0.933           1.067                 569,803
                                                               2002        1.016           0.933                 788,201
                                                               2001        1.039           1.016                 845,157
                                                               2000        0.976           1.039                 721,355
                                                               1999        1.000           0.976                 680,016

Smith Barney Investment Series
   SB Government Portfolio -- Class A (12/99)...............   2004        1.226           1.246                   6,017
                                                               2003        1.234           1.226                   6,017
                                                               2002        1.160           1.234                  27,604
                                                               2001        1.111           1.160                  46,643
                                                               2000        0.988           1.111                  64,949
                                                               1999        1.000           0.988                  22,640

   Smith Barney Dividend Strategy Portfolio (9/99)..........   2004        0.828           0.844                  76,866
                                                               2003        0.680           0.828                 108,050
                                                               2002        0.932           0.680                 114,875
                                                               2001        1.105           0.932                 337,303
                                                               2000        1.182           1.105                 559,088
                                                               1999        1.000           1.182                 186,983

   Smith Barney Growth and Income Portfolio (9/99)..........   2004        0.860           0.918                 201,140
                                                               2003        0.670           0.860                 233,965
                                                               2002        0.873           0.670                 242,320
                                                               2001        0.992           0.873                 317,608

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   Smith Barney Growth and Income Portfolio  (continued)....   2000        1.082           0.992                 422,540
                                                               1999        1.000           1.082                 136,745

   Smith Barney Premier Selections All Cap Growth
   Portfolio (10/99)........................................   2004        1.119           1.135                 112,013
                                                               2003        0.845           1.119                 170,897
                                                               2002        1.171           0.845                 163,550
                                                               2001        1.383           1.171                 221,520
                                                               2000        1.190           1.383                 277,463
                                                               1999        1.000           1.190                  61,531

The Travelers Series Trust
   Equity Income Portfolio (8/00)...........................   2004        1.101           1.193                 105,300
                                                               2003        0.851           1.101                  49,743
                                                               2002        1.003           0.851                  58,088
                                                               2001        1.089           1.003                  46,932
                                                               2000        1.000           1.089                  15,684

   Large Cap Portfolio (6/99)...............................   2004        0.788           0.828               2,828,219
                                                               2003        0.641           0.788               3,269,157
                                                               2002        0.842           0.641               3,618,271
                                                               2001        1.033           0.842               4,070,596
                                                               2000        1.225           1.033               4,306,660
                                                               1999        1.000           1.225               2,109,249

   Merrill Lynch Large Cap Core Portfolio (6/99)............   2004        0.757           0.866                 437,559
                                                               2003        0.634           0.757                 628,724
                                                               2002        0.859           0.634                 841,165
                                                               2001        1.123           0.859                 956,644
                                                               2000        1.206           1.123                 992,800
                                                               1999        1.000           1.206                 805,921

   MFS Emerging Growth Portfolio (5/00).....................   2004        0.421           0.468                 494,418
                                                               2003        0.330           0.421                 586,972
                                                               2002        0.510           0.330                 833,192
                                                               2001        0.810           0.510                 866,514
                                                               2000        1.000           0.810                 522,047

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   MFS Mid Cap Growth Portfolio (6/99)......................   2004        0.869           0.978               1,014,918
                                                               2003        0.643           0.869               1,141,835
                                                               2002        1.275           0.643               1,377,450
                                                               2001        1.694           1.275               1,442,243
                                                               2000        1.570           1.694               1,473,792
                                                               1999        1.000           1.570                 726,745

   Travelers Quality Bond Portfolio (6/99)..................   2004        1.234           1.257                 343,420
                                                               2003        1.170           1.234                 586,248
                                                               2002        1.122           1.170                 721,120
                                                               2001        1.062           1.122                 662,527
                                                               2000        1.006           1.062                 678,671
                                                               1999        1.000           1.006                 323,931

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/99)................   2004        0.886           0.931                 864,385
                                                               2003        0.695           0.886               1,122,503
                                                               2002        0.926           0.695               1,537,693
                                                               2001        1.232           0.926               1,804,610
                                                               2000        1.394           1.232               1,733,070
                                                               1999        1.000           1.394                 954,495

   MFS Total Return Portfolio (6/99)........................   2004        1.202           1.321               1,079,435
                                                               2003        1.046           1.202               1,165,495
                                                               2002        1.119           1.046               1,242,738
                                                               2001        1.135           1.119               1,450,825
                                                               2000        0.987           1.135               1,557,751
                                                               1999        1.000           0.987                 880,103

   Pioneer Strategic Income Portfolio (6/99)................   2004        1.253           1.370                 400,755
                                                               2003        1.063           1.253                 580,415
                                                               2002        1.018           1.063                 744,611
                                                               2001        0.990           1.018                 804,377
                                                               2000        1.008           0.990                 788,292
                                                               1999        1.000           1.008                 319,191

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2004        0.918           0.996                 232,317
                                                               2003        0.692           0.918                 184,014
                                                               2002        1.042           0.692                 159,682
                                                               2001        1.000           1.042                  56,062

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   Smith Barney International All Cap Growth                   2004        0.727           0.845                      --
   Portfolio (5/01).........................................
                                                               2003        0.578           0.727                      --
                                                               2002        0.789           0.578                      --
                                                               2001        1.000           0.789                      --

   Smith Barney Large Cap Value Portfolio (5/01)............   2004        0.849           0.926                  13,899
                                                               2003        0.674           0.849                  13,899
                                                               2002        0.917           0.674                  13,899
                                                               2001        1.000           0.917                  13,899

   Smith Barney Large Capitalization Growth Portfolio (4/01)   2004        0.996           0.986                  23,523
                                                               2003        0.684           0.996                  32,816
                                                               2002        0.923           0.684                      --
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (4/01)...............   2004        0.964           1.050                  33,519
                                                               2003        0.754           0.964                  39,394
                                                               2002        0.945           0.754                      --
                                                               2001        1.000           0.945                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (7/02).............   2004        0.944           1.094                  64,521
                                                               2003        0.732           0.944                  31,240
                                                               2002        0.922           0.732                  24,421
                                                               2001        1.000           0.922                      --

   Emerging Growth Portfolio -- Class II Shares (5/01)......   2004        0.684           0.720                   4,471
                                                               2003        0.546           0.684                   4,471
                                                               2002        0.822           0.546                   3,211
                                                               2001        1.000           0.822                   3,211

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/99).........................................   2004        1.320           1.504                 227,494
                                                               2003        0.943           1.320                 187,863
                                                               2002        1.286           0.943                 269,353
                                                               2001        1.556           1.286                 325,040

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2000        1.448           1.556                 177,429
                                                               1999        1.000           1.448                  52,740

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2004        0.910           1.033                 449,837
                                                               2003        0.720           0.910                 259,737
                                                               2002        0.807           0.720                 310,773
                                                               2001        0.935           0.807                 253,045
                                                               2000        1.000           0.935                 189,353

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (6/02)...........................................   2004        0.971           0.969                   5,564
                                                               2003        0.788           0.971                   5,564
                                                               2002        0.864           0.788                     794
                                                               2001        1.000           0.864                      --


                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT Discovery Growth Funds -- Class IB Share is no longer available to new contract owners.

Smith Barney Investment Series: SB Government Portfolio -- Class A Shares is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                       SEPARATE ACCOUNT CHARGES 1.40% (CE)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   High Yield Bond Trust (7/99).............................   2004        1.398           1.499                 580,581
                                                               2003        1.098           1.398                 663,301
                                                               2002        1.064           1.098                 701,831
                                                               2001        0.985           1.064                 933,279
                                                               2000        0.990           0.985                 797,443
                                                               1999        1.000           0.990                 229,711

   Money Market Portfolio (7/99)............................   2004        1.087           1.083               1,069,782
                                                               2003        1.094           1.087               1,573,792
                                                               2002        1.094           1.094               3,006,951
                                                               2001        1.070           1.094               3,340,414
                                                               2000        1.020           1.070               1,806,081
                                                               1999        1.000           1.020                 325,542

AIM Variable Insurance Funds, Inc.
   AIM V.I. Balanced Fund -- Series I (10/01)...............   2004        0.862           0.914                  14,658
                                                               2003        0.752           0.862                   8,661
                                                               2002        0.920           0.752                   7,557
                                                               2001        1.000           0.920                   3,806

   AIM V.I. Premier Equity Fund -- Series I (5/00)..........   2004        0.592           0.618               2,838,694
                                                               2003        0.480           0.592               3,280,257
                                                               2002        0.698           0.480               3,830,466
                                                               2001        0.810           0.698               5,229,207
                                                               2000        1.000           0.810               5,190,175

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (7/01)...........................................   2004        0.933           1.024                 160,700
                                                               2003        0.716           0.933                  99,615
                                                               2002        0.934           0.716                  91,434
                                                               2001        1.000           0.934                   7,817

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   AllianceBernstein Premier Growth Portfolio --
   Class B (12/01)..........................................   2004        0.721           0.770                   7,327
                                                               2003        0.593           0.721                   7,327
                                                               2002        0.869           0.593                   7,327
                                                               2001        1.000           0.869                   2,426

   AllianceBernstein Technology Portfolio -- Class B (5/00).   2004        0.388           0.402               2,929,209
                                                               2003        0.274           0.388               3,137,903
                                                               2002        0.477           0.274               3,553,041
                                                               2001        0.649           0.477               4,367,933
                                                               2000        1.000           0.649               4,555,999

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (6/99).........   2004        1.052           1.156               1,678,015
                                                               2003        0.777           1.052               1,804,874
                                                               2002        1.105           0.777               2,006,594
                                                               2001        1.323           1.105               2,355,368
                                                               2000        1.606           1.323               2,559,721
                                                               1999        1.000           1.606                 610,331

   Templeton Foreign Securities Fund -- Class 2 Shares (6/99)  2004        0.965           1.128               3,463,450
                                                               2003        0.740           0.965               3,584,444
                                                               2002        0.921           0.740               4,191,795
                                                               2001        1.113           0.921               5,705,291
                                                               2000        1.155           1.113               6,380,305
                                                               1999        1.000           1.155               1,695,047

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2004        0.992           1.065                 967,993
                                                               2003        0.808           0.992                 855,682
                                                               2002        0.993           0.808                 782,627
                                                               2001        1.000           0.993                 611,988

   Equity Index Portfolio -- Class II Shares (9/99).........   2004        2.657           2.889               1,512,016
                                                               2003        2.109           2.657               1,674,934
                                                               2002        2.756           2.109               1,942,355
                                                               2001        3.189           2.756               2,369,636

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   Equity Index Portfolio -- Class II Shares  (continued)...   2000        3.566           3.189               2,314,812
                                                               1999        1.000           3.566                 653,332

   Fundamental Value Portfolio (5/01).......................   2004        0.983           1.049                 793,655
                                                               2003        0.719           0.983                 607,296
                                                               2002        0.927           0.719                 371,930
                                                               2001        1.000           0.927                 287,160

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.175           1.216               1,417,386
                                                               2003        1.135           1.175               1,353,478
                                                               2002        1.055           1.135               1,297,327
                                                               2001        1.000           1.055                 102,543

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (4/01)   2004        0.742           0.787                      --
                                                               2003        0.570           0.742                      --
                                                               2002        0.821           0.570                      --
                                                               2001        1.000           0.821                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (3/02)............................................   2004        0.888           1.018                  40,053
                                                               2003        0.701           0.888                  34,786
                                                               2002        0.863           0.701                  31,770
                                                               2001        1.000           0.863                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.310           1.630                 112,965
                                                               2003        0.888           1.310                 105,996
                                                               2002        1.101           0.888                  98,107
                                                               2001        1.000           1.101                  26,300

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/99)...........................   2004        1.318           1.408               7,136,970
                                                               2003        0.961           1.318               7,582,500
                                                               2002        1.301           0.961               8,704,358
                                                               2001        1.295           1.301              10,639,024
                                                               2000        1.110           1.295              10,999,748
                                                               1999        1.000           1.110               5,371,395

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   High Yield Bond Fund -- Class I (6/99)...................   2004        1.360           1.489                 949,597
                                                               2003        1.110           1.360                 986,566
                                                               2002        1.049           1.110               1,221,088
                                                               2001        1.012           1.049               1,403,990
                                                               2000        1.026           1.012               1,439,268
                                                               1999        1.000           1.026                 720,018

   Investors Fund -- Class I (6/99).........................   2004        1.078           1.173               6,400,192
                                                               2003        0.826           1.078               6,761,800
                                                               2002        1.089           0.826               7,617,928
                                                               2001        1.152           1.089               9,331,074
                                                               2000        1.014           1.152              10,218,846
                                                               1999        1.000           1.014               5,822,883

   Total Return Fund -- Class I (6/99)......................   2004        1.067           1.144               2,226,980
                                                               2003        0.933           1.067               2,485,696
                                                               2002        1.016           0.933               2,825,528
                                                               2001        1.039           1.016               3,546,592
                                                               2000        0.976           1.039               4,159,513
                                                               1999        1.000           0.976               2,312,186

Smith Barney Investment Series
   SB Government Portfolio -- Class A (10/99)...............   2004        1.226           1.246                 902,486
                                                               2003        1.234           1.226                 989,320
                                                               2002        1.160           1.234               1,239,662
                                                               2001        1.111           1.160               1,413,099
                                                               2000        0.988           1.111               1,057,208
                                                               1999        1.000           0.988                 118,579

   Smith Barney Dividend Strategy Portfolio (9/99)..........   2004        0.828           0.844               2,050,824
                                                               2003        0.680           0.828               2,203,344
                                                               2002        0.932           0.680               2,554,011
                                                               2001        1.105           0.932               3,095,027
                                                               2000        1.182           1.105               3,398,851
                                                               1999        1.000           1.182               1,085,790

   Smith Barney Growth and Income Portfolio (9/99)..........   2004        0.860           0.918                 982,573
                                                               2003        0.670           0.860               1,090,231
                                                               2002        0.873           0.670               1,228,726
                                                               2001        0.992           0.873               1,719,868

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   Smith Barney Growth and Income Portfolio  (continued)....   2000        1.082           0.992               1,668,141
                                                               1999        1.000           1.082                 481,693

   Smith Barney Premier Selections All Cap Growth
   Portfolio (9/99).........................................   2004        1.119           1.135               1,160,073
                                                               2003        0.845           1.119               1,223,936
                                                               2002        1.171           0.845               1,443,689
                                                               2001        1.383           1.171               1,757,255
                                                               2000        1.190           1.383               1,737,712
                                                               1999        1.000           1.190                 395,923

The Travelers Series Trust
   Equity Income Portfolio (5/00)...........................   2004        1.101           1.193               1,046,834
                                                               2003        0.851           1.101                 863,508
                                                               2002        1.003           0.851                 793,721
                                                               2001        1.089           1.003               1,019,162
                                                               2000        1.000           1.089                 865,435

   Large Cap Portfolio (6/99)...............................   2004        0.788           0.828              10,191,545
                                                               2003        0.641           0.788              11,401,876
                                                               2002        0.842           0.641              12,856,211
                                                               2001        1.033           0.842              15,963,286
                                                               2000        1.225           1.033              18,080,222
                                                               1999        1.000           1.225               8,172,389

   Merrill Lynch Large Cap Core Portfolio (6/99)............   2004        0.757           0.866               3,483,457
                                                               2003        0.634           0.757               4,020,096
                                                               2002        0.859           0.634               4,534,604
                                                               2001        1.123           0.859               5,463,759
                                                               2000        1.206           1.123               6,108,726
                                                               1999        1.000           1.206               3,145,553

   MFS Emerging Growth Portfolio (5/00).....................   2004        0.421           0.468               2,055,005
                                                               2003        0.330           0.421               2,227,491
                                                               2002        0.510           0.330               2,716,700
                                                               2001        0.810           0.510               3,004,546
                                                               2000        1.000           0.810               3,090,800

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   MFS Mid Cap Growth Portfolio (6/99)......................   2004        0.869           0.978               3,871,946
                                                               2003        0.643           0.869               4,177,838
                                                               2002        1.275           0.643               4,610,050
                                                               2001        1.694           1.275               5,758,372
                                                               2000        1.570           1.694               6,070,239
                                                               1999        1.000           1.570               1,542,218

   Travelers Quality Bond Portfolio (6/99)..................   2004        1.234           1.257               3,521,075
                                                               2003        1.170           1.234               4,244,612
                                                               2002        1.122           1.170               4,551,803
                                                               2001        1.062           1.122               4,803,284
                                                               2000        1.006           1.062               3,868,936
                                                               1999        1.000           1.006               1,879,153

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/99)................   2004        0.886           0.931               6,451,430
                                                               2003        0.695           0.886               7,049,926
                                                               2002        0.926           0.695               8,003,784
                                                               2001        1.232           0.926              10,399,299
                                                               2000        1.394           1.232              11,053,797
                                                               1999        1.000           1.394               3,443,559

   MFS Total Return Portfolio (6/99)........................   2004        1.202           1.321               5,772,962
                                                               2003        1.046           1.202               5,800,484
                                                               2002        1.119           1.046               6,556,444
                                                               2001        1.135           1.119               7,478,380
                                                               2000        0.987           1.135               7,961,933
                                                               1999        1.000           0.987               4,154,043

   Pioneer Strategic Income Portfolio (6/99)................   2004        1.253           1.370                 856,083
                                                               2003        1.063           1.253                 933,064
                                                               2002        1.018           1.063               1,195,441
                                                               2001        0.990           1.018               1,343,207
                                                               2000        1.008           0.990               1,406,014
                                                               1999        1.000           1.008                 976,461

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2004        0.918           0.996               1,428,547
                                                               2003        0.692           0.918               1,258,492
                                                               2002        1.042           0.692               1,107,937
                                                               2001        1.000           1.042                 594,585

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   Smith Barney International All Cap Growth
   Portfolio (1/00).........................................   2004        0.727           0.845                  39,465
                                                               2003        0.578           0.727                  32,427
                                                               2002        0.789           0.578                      --
                                                               2001        1.000           0.789                      --

   Smith Barney Large Cap Value Portfolio (11/01)...........   2004        0.849           0.926                 115,685
                                                               2003        0.674           0.849                 100,041
                                                               2002        0.917           0.674                  83,625
                                                               2001        1.000           0.917                  79,903

   Smith Barney Large Capitalization Growth Portfolio (6/02)   2004        0.996           0.986                 156,206
                                                               2003        0.684           0.996                 126,606
                                                               2002        0.923           0.684                  21,357
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2004        0.964           1.050                 310,848
                                                               2003        0.754           0.964                 331,586
                                                               2002        0.945           0.754                 371,898
                                                               2001        1.000           0.945                  87,535

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2004        0.944           1.094                 266,224
                                                               2003        0.732           0.944                 268,726
                                                               2002        0.922           0.732                 212,379
                                                               2001        1.000           0.922                  31,711

   Emerging Growth Portfolio -- Class II Shares (3/02)......   2004        0.684           0.720                  18,511
                                                               2003        0.546           0.684                  18,511
                                                               2002        0.822           0.546                  13,851
                                                               2001        1.000           0.822                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/99).........................................   2004        1.320           1.504               1,007,273
                                                               2003        0.943           1.320               1,075,068
                                                               2002        1.286           0.943               1,271,611
                                                               2001        1.556           1.286               1,687,182

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  --------------   -------------------
   Smith Barney Small Cap Growth Opportunities Portfolio       2000        1.448           1.556                 523,976
   (continued)..............................................
                                                               1999        1.000           1.448                 114,352

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2004        0.910           1.033               1,642,990
                                                               2003        0.720           0.910               1,546,685
                                                               2002        0.807           0.720               1,504,764
                                                               2001        0.935           0.807               1,714,241
                                                               2000        1.000           0.935               1,779,892

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (1/00)...........................................   2004        0.971           0.969                  20,062
                                                               2003        0.788           0.971                   8,146
                                                               2002        0.864           0.788                      --
                                                               2001        1.000           0.864                      --


                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT Discovery Growth Funds -- Class IB Share is no longer available to new contract owners.

Smith Barney Investment Series: SB Government Portfolio -- Class A Shares is no longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Option may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to First Citicorp Life Insurance Company or Citicorp Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Accountants
                        Financial Statements




--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Company's Customer Service Office, One Cityplace, Hartford, Connecticut 06103. First Citicorp Life Insurance Company's Statement of Additional Information is printed on Form L-20675S, and Citicorp Life Insurance Company's Statement of Additional Information is printed on Form L-20676S.

Name:
            --------------------------------------------------------------------
Address:
            --------------------------------------------------------------------

            --------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-20675                                                              May 2, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                    CITIELITE

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 2, 2005

                                       FOR

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                                    ISSUED BY

                      FIRST CITICORP LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to First Citicorp Life Insurance Company, Customer Service, One Cityplace, Hartford, CT 06103 or by calling (800) 497-4857.




                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................    2
PRINCIPAL UNDERWRITER.....................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................    2
VALUATION OF ASSETS.......................................................    2
FEDERAL TAX CONSIDERATIONS................................................    3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    7
FINANCIAL STATEMENTS......................................................  F-1

                              THE INSURANCE COMPANY

First Citicorp Life Insurance Company is a stock insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities. The Company's Home Office is located at 334 West 34th Street, New York, New York 10001, with its administrative office at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (800) 457-0599.

First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The following information supplements your variable annuity contract prospectus. Please retain this supplement and keep it with your contract prospectus.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in your prospectus:

     o    Citicorp Life Insurance Company ("CLIC")
     o    First Citicorp Life Insurance Company ("FCLIC")

The proposed sale would also include CLIC and FCLIC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer.

The transaction will not affect the terms or conditions of your variable annuity contract, and Citicorp Life Insurance Company or First Citicorp Life Insurance Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Superintendent of Insurance for the state of New York, New York. An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. First Citicorp Life Variable Annuity Separate Account (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of New York laws. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable Contract Owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------------------------------------------------------------------
                         UNDERWRITING COMMISSIONS PAID TO TDLLC    AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                 BY THE COMPANY                         RETAINED BY TDLLC
------------------------------------------------------------------------------------------------------

2004                                      $313                                     $0
------------------------------------------------------------------------------------------------------

2003                                      $414                                     $0
------------------------------------------------------------------------------------------------------

2002                                      $406                                     $0
------------------------------------------------------------------------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each funding option is determined at 4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

         (a) = investment income plus capital gains and losses (whether realized or unrealized);

         (b) = any deduction for applicable taxes (presently zero); and

         (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the immediately preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age
59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of First Citicorp Life Insurance Company as of December 31, 2004 and 2003, and for each of the years in the two-year period ended December 31, 2004, have been included herein in reliance upon the report of KPMG LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report dated April 27, 2005 includes explanatory language that states that the First Citicorp Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, our report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America.

The financial statements of First Citicorp Life Variable Annuity Separate Account as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 2004







                      FIRST CITICORP LIFE VARIABLE ANNUITY
                      SEPARATE ACCOUNT







One Cityplace
Hartford, CT 06103

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                                                                 AIM V.1. CAPITAL
                                          HIGH YIELD BOND          MONEY MARKET         AIM V.I. BALANCED       APPRECIATION FUND -
                                               TRUST                PORTFOLIO            FUND - SERIES I             SERIES I
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $             870,389   $           1,158,129   $              13,406   $           9,811,425

  Receivables:
    Dividends .....................                      --                   1,012                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................                 870,389               1,159,141                  13,406               9,811,425
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $             870,389   $           1,159,141   $              13,406   $           9,811,425
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               AIM V.I. GOVERNMENT                                  AIM V.I.
                                        AIM V.I. CORE EQUITY     SECURITIES FUND -       AIM V.I. GROWTH      INTERNATIONAL GROWTH
                                          FUND - SERIES I           SERIES I             FUND - SERIES I        FUND - SERIES I
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $          11,360,103   $           6,477,023   $           3,787,314   $           7,967,000

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................              11,360,103               6,477,023               3,787,314               7,967,000
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $          11,360,103   $           6,477,023   $           3,787,314   $           7,967,000
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

  AIM V.I. PREMIER     ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN         FRANKLIN            TEMPLETON FOREIGN
    EQUITY FUND -      GROWTH AND INCOME     PREMIER GROWTH           TECHNOLOGY          SMALL CAP FUND -       SECURITIES FUND -
     SERIES I         PORTFOLIO - CLASS B   PORTFOLIO - CLASS B   PORTFOLIO - CLASS B     CLASS 2 SHARES          CLASS 2 SHARES
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$        18,284,467   $           164,516   $             5,645   $          1,178,223  $          1,941,814   $          3,909,051


                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

         18,284,467               164,516                 5,645              1,178,223             1,941,814              3,909,051
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$        18,284,467   $           164,516   $             5,645   $          1,178,223  $          1,941,814   $          3,909,051
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                   EQUITY INDEX            FUNDAMENTAL
                                           APPRECIATION             PORTFOLIO -               VALUE                  MFS(R)
                                             PORTFOLIO           CLASS II SHARES            PORTFOLIO             BOND SERIES
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $           8,733,096   $           4,367,021   $             832,899   $           5,825,564

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................               8,733,096               4,367,021                 832,899               5,825,564
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $           8,733,096   $           4,367,021   $             832,899   $           5,825,564
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                TOTAL RETURN
  MFS(R) EMERGING     MFS(R) MONEY MARKET     MFS(R) RESEARCH       MFS(R) STRATEGIC    MFS(R) TOTAL RETURN        PORTFOLIO -
   GROWTH SERIES             SERIES               SERIES              INCOME SERIES           SERIES           ADMINISTRATIVE CLASS
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$        14,322,477   $         2,223,670   $        10,097,893   $          1,205,666  $         17,933,790   $          1,723,043


                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

         14,322,477             2,223,670            10,097,893              1,205,666            17,933,790              1,723,043
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$        14,322,477   $         2,223,670   $        10,097,893   $          1,205,666  $         17,933,790   $          1,723,043
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              PUTNAM VT
                                        INTERNATIONAL EQUITY   PUTNAM VT SMALL CAP
                                            FUND - CLASS IB       VALUE FUND -            ALL CAP FUND -       HIGH YIELD BOND FUND
                                                SHARES           CLASS IB SHARES              CLASS I                - CLASS I
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value: ....   $              40,777   $             184,148   $          10,046,084   $           1,414,327

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................                  40,777                 184,148              10,046,084               1,414,327
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS: .......................   $              40,777   $             184,148   $          10,046,084   $           1,414,327
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                      SMITH BARNEY                             SMITH BARNEY PREMIER
  INVESTORS FUND -    TOTAL RETURN FUND -      SB GOVERNMENT        DIVIDEND STRATEGY   SMITH BARNEY GROWTH     SELECTIONS ALL CAP
      CLASS I                CLASS I        PORTFOLIO - CLASS A         PORTFOLIO       AND INCOME PORTFOLIO     GROWTH PORTFOLIO
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$         7,509,198   $         2,547,059   $         1,124,398   $          1,730,296  $            901,786   $          1,317,060


                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

          7,509,198             2,547,059             1,124,398              1,730,296               901,786              1,317,060
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$         7,509,198   $         2,547,059   $         1,124,398   $          1,730,296  $            901,786   $          1,317,060
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          MERRILL LYNCH
                                          EQUITY INCOME             LARGE CAP            LARGE CAP CORE           MFS EMERGING
                                            PORTFOLIO               PORTFOLIO               PORTFOLIO           GROWTH PORTFOLIO
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $           1,248,710   $           8,439,564   $           3,014,615   $             961,014

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................               1,248,710               8,439,564               3,014,615                 961,014
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $           1,248,710   $           8,439,564   $           3,014,615   $             961,014
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

         MFS                                     AIM CAPITAL                                                      SMITH BARNEY
   MID CAP GROWTH      TRAVELERS QUALITY        APPRECIATION        MFS TOTAL RETURN     PIONEER STRATEGIC      AGGRESSIVE GROWTH
     PORTFOLIO           BOND PORTFOLIO           PORTFOLIO            PORTFOLIO         INCOME PORTFOLIO            PORTFOLIO
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$         3,786,365   $         4,427,389   $         5,997,993   $          7,622,022  $          1,173,207   $          7,266,088


                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

          3,786,365             4,427,389             5,997,993              7,622,022             1,173,207              7,266,088
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$         3,786,365   $         4,427,389   $         5,997,993   $          7,622,022  $          1,173,207   $          7,266,088
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            SMITH BARNEY           SMITH BARNEY          SMITH BARNEY              SMITH BARNEY
                                       INTERNATIONAL ALL CAP      LARGE CAP VALUE     LARGE CAPITALIZATION         MID CAP CORE
                                          GROWTH PORTFOLIO           PORTFOLIO          GROWTH PORTFOLIO            PORTFOLIO
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $              33,351   $             107,102   $             153,942   $             326,401

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................                  33,351                 107,102                 153,942                 326,401
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $              33,351   $             107,102   $             153,942   $             326,401
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            SMITH BARNEY SMALL
                        EMERGING GROWTH         CAP GROWTH           EQUITY - INCOME                               HIGH INCOME
COMSTOCK PORTFOLIO -       PORTFOLIO           OPPORTUNITIES            PORTFOLIO -      GROWTH PORTFOLIO -        PORTFOLIO -
  CLASS II SHARES       CLASS II SHARES          PORTFOLIO             INITIAL CLASS       INITIAL CLASS          INITIAL CLASS
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$           291,137   $            13,328   $         3,705,764   $         21,684,809  $         17,592,086   $          5,260,161


                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

            291,137                13,328             3,705,764             21,684,809            17,592,086              5,260,161
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$           291,137   $            13,328   $         3,705,764   $         21,684,809  $         17,592,086   $          5,260,161
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             OVERSEAS              CONTRAFUND(R)         CONTRAFUND(R)             INDEX 500
                                            PORTFOLIO -             PORTFOLIO -            PORTFOLIO -             PORTFOLIO -
                                          INITIAL CLASS            INITIAL CLASS         SERVICE CLASS 2          INITIAL CLASS
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $           4,272,577   $          23,167,229   $           1,697,121   $          34,767,405

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................               4,272,577              23,167,229               1,697,121              34,767,405
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $           4,272,577   $          23,167,229   $           1,697,121   $          34,767,405
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2004


   DYNAMIC CAPITAL
    APPRECIATION
    PORTFOLIO -
   SERVICE CLASS 2           COMBINED
--------------------  --------------------

$             19,446  $        318,037,583


                  --                 1,012
--------------------  --------------------

              19,446           318,038,595
--------------------  --------------------




                  --                    --
--------------------  --------------------

$             19,446  $        318,038,595
====================  ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                  AIM V.I. CAPITAL
                                                      HIGH YIELD BOND      MONEY MARKET      AIM V.I. BALANCED      APPRECIATION
                                                           TRUST             PORTFOLIO        FUND - SERIES I      FUND - SERIES I
                                                     -----------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................  $          57,155   $          13,858   $             187   $              --
                                                     -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ...............................             11,031              17,811                 162             100,003
  Administrative fees .............................              1,324               2,137                  19              16,551
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................             12,355              19,948                 181             116,554
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................             44,800              (6,090)                  6            (116,554)
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                616                  --                  --                  --
    Realized gain (loss) on sale of
      investments .................................             12,525                  --                  42            (580,591)
                                                     -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) ........................             13,141                  --                  42            (580,591)
                                                     -----------------   -----------------   -----------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................              2,249                  --                 629           1,184,089
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $          60,190   $          (6,090)  $             677   $         486,944
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                            AIM V.I.                                                                            ALLIANCEBERNSTEIN
       AIM V.I.            GOVERNMENT                                   AIM V.I.          AIM V.I. PREMIER      GROWTH AND INCOME
     CORE EQUITY        SECURITIES FUND -     AIM V.I. GROWTH     INTERNATIONAL GROWTH       EQUITY FUND            PORTFOLIO -
   FUND - SERIES I          SERIES I          FUND - SERIES I         FUND - SERIES I         SERIES I                CLASS B
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$           108,087   $           248,823   $                --   $             46,883  $             83,507   $                776
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


            119,683                88,199                42,685                 73,493               208,117                  1,497
             18,727                13,376                 6,314                 11,909                30,772                    180
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

            138,410               101,575                48,999                 85,402               238,889                  1,677
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

            (30,323)              147,248               (48,999)               (38,519)             (155,382)                  (901)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------





-------------------   -------------------   -------------------   --------------------  --------------------   --------------------
           (336,589)              392,137              (961,262)              (451,380)           (2,170,802)                   727
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

           (336,589)              392,137              (961,262)              (451,380)           (2,170,802)                   727
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


          1,235,616              (421,249)            1,259,291              2,080,623             3,052,227                 14,963
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$           868,704   $           118,136   $           249,030   $          1,590,724  $            726,043   $             14,789
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                         ALLIANCEBERNSTEIN
                                                     ALLIANCEBERNSTEIN       TECHNOLOGY                          TEMPLETON FOREIGN
                                                      PREMIER GROWTH         PORTFOLIO -    FRANKLIN SMALL CAP   SECURITIES FUND -
                                                    PORTFOLIO - CLASS B       CLASS B          CLASS 2 SHARES      CLASS 2 SHARES
                                                     -----------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................  $              --   $              --   $              --   $          37,997
                                                     -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ...............................                 66              14,363              23,480              44,338
  Administrative fees .............................                  7               1,724               2,818               5,320
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................                 73              16,087              26,298              49,658
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................                (73)            (16,087)            (26,298)            (11,661)
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Realized gain distribution ......................                 --                  --                  --                  --
  Realized gain (loss) on sale of
    investments ...................................                 (9)           (151,815)            (62,090)           (113,510)
                                                     -----------------   -----------------   -----------------   -----------------

    Realized gain (loss) ..........................                 (9)           (151,815)            (62,090)           (113,510)
                                                     -----------------   -----------------   -----------------   -----------------

  Change in unrealized gain (loss)
    on investments ................................                444             205,220             269,076             692,560
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $             362   $          37,318   $         180,688   $         567,389
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         EQUITY INDEX           FUNDAMENTAL
   APPRECIATION           PORTFOLIO -              VALUE                                  MFS(R) EMERGING           MFS(R) MONEY
     PORTFOLIO          CLASS II SHARES          PORTFOLIO         MFS(R) BOND SERIES      GROWTH SERIES            MARKET SERIES
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$            94,398   $            57,050   $             5,278   $            439,430  $                 --   $             22,588
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


             83,817                54,441                 8,971                 66,512               141,731                 27,918
             13,562                 6,533                 1,076                 10,361                22,871                  4,677
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             97,379                60,974                10,047                 76,873               164,602                 32,595
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             (2,981)               (3,924)               (4,769)               362,557              (164,602)               (10,007)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                18,806                     --                    --                     --
             22,141              (125,928)               10,073                142,520            (1,747,971)                    --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             22,141              (125,928)               28,879                142,520            (1,747,971)                    --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


            607,357               481,056                28,200               (198,931)            3,508,359                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$           626,517   $           351,204   $            52,310   $            306,146  $          1,595,786   $            (10,007)
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                    TOTAL RETURN
                                                      MFS(R) RESEARCH     MFS(R) STRATEGIC     MFS(R) TOTAL          PORTFOLIO
                                                           SERIES          INCOME SERIES       RETURN SERIES    ADMINISTRATIVE CLASS
                                                     -----------------   -----------------   -----------------  --------------------
INVESTMENT INCOME:
  Dividends .......................................  $         122,718   $          70,012   $         355,394   $          30,303
                                                     -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ...............................             98,140              11,132             195,850              20,045
  Administrative fees .............................             16,336               1,878              30,221               2,405
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................            114,476              13,010             226,071              22,450
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................              8,242              57,002             129,323               7,853
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Realized gain distribution ......................                 --                  --                  --              24,925
  Realized gain (loss) on sale of
    investments ...................................           (874,147)             11,228             782,738               6,792
                                                     -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) ........................           (874,147)             11,228             782,738              31,717
                                                     -----------------   -----------------   -----------------   -----------------

  Change in unrealized gain (loss)
    on investments ................................          2,264,121               7,541             891,815              15,684
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $       1,398,216   $          75,771   $       1,803,876   $          55,254
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    PUTNAM VT             PUTNAM VT
  INTERNATIONAL             SMALL CAP                                  HIGH YIELD
   EQUITY FUND -          VALUE FUND -         ALL CAP FUND -          BOND FUND -        INVESTORS FUND -      TOTAL RETURN FUND -
  CLASS IB SHARES       CLASS IB SHARES           CLASS I                CLASS I               CLASS I                CLASS I
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$               503   $               516   $            52,391   $             85,969  $            105,721   $             45,756
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


                428                 1,918               123,497                 16,787                90,855                 32,111
                 51                   230                14,820                  2,014                10,903                  3,853
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

                479                 2,148               138,317                 18,801               101,758                 35,964
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

                 24                (1,632)              (85,926)                67,168                 3,963                  9,792
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                 46,062
                646                 2,383                97,023                  8,557                27,435                 18,450
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

                646                 2,383                97,023                  8,557                27,435                 64,512
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


              4,302                34,668               643,890                 48,688               585,061                104,546
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$             4,972   $            35,419   $           654,987   $            124,413  $            616,459   $            178,850
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           SMITH BARNEY         SMITH BARNEY    SMITH BARNEY PERMIER
                                                      SB GOVERNMENT      DIVIDEND STRATEGY       GROWTH AND      SELECTIONS ALL CAP
                                                    PORTFOLIO - CLASS A      PORTFOLIO        INCOME PORTFOLIO     GROWTH PORTFOLIO
                                                    -------------------  -----------------   -----------------  -------------------
INVESTMENT INCOME:
  Dividends .......................................  $          42,602   $          16,294   $           9,719   $              --
                                                     -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ...............................             14,306              22,079              11,265              16,255
  Administrative fees .............................              1,717               2,650               1,352               1,951
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................             16,023              24,729              12,617              18,206
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................             26,579              (8,435)             (2,898)            (18,206)
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                 --                  --                  --                  --
    Realized gain (loss) on sale of
      investments .................................              9,501             (66,898)            (15,692)            (15,943)
                                                     -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) ........................              9,501             (66,898)            (15,692)            (15,943)
                                                     -----------------   -----------------   -----------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................            (17,286)            106,465              74,926              51,178
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $          18,794   $          31,132   $          56,336   $          17,029
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                              MERRILL LYNCH                                    MFS
   EQUITY INCOME           LARGE CAP            LARGE CAP            MFS EMERGING             MID CAP           TRAVELERS QUALITY
     PORTFOLIO             PORTFOLIO          CORE PORTFOLIO        GROWTH PORTFOLIO      GROWTH PORTFOLIO        BOND PORTFOLIO
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$            15,643   $            65,922   $            15,678   $                 --  $                 --   $            209,561
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


             13,016               107,244                37,534                 11,518                45,415                 60,767
              1,562                12,869                 4,504                  1,382                 5,450                  7,292
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             14,578               120,113                42,038                 12,900                50,865                 68,059
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

              1,065               (54,191)              (26,360)               (12,900)              (50,865)               141,502
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




             52,475                    --                    --                     --                    --                     --
              6,209              (551,416)             (213,066)              (123,505)             (369,959)                23,964
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             58,684              (551,416)             (213,066)              (123,505)             (369,959)                23,964
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


             36,240             1,009,277               636,791                232,326               851,192                (80,966)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$            95,989   $           403,670   $           397,365   $             95,921  $            430,368   $             84,500
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        AIM CAPITAL                                                SMITH BARNEY
                                                        APPRECIATION     MFS TOTAL RETURN    PIONEER STRATEGIC   AGGRESSIVE GROWTH
                                                         PORTFOLIO          PORTFOLIO         INCOME PORTFOLIO      PORTFOLIO
                                                     -----------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................  $           7,924   $         195,888   $          76,972   $              --
                                                     -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ...............................             75,102              89,151              14,603              73,453
  Administrative fees .............................              9,012              10,698               1,752              11,231
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................             84,114              99,849              16,355              84,684
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................            (76,190)             96,039              60,617             (84,684)
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                 --             199,768                  --              26,976
    Realized gain (loss) on sale of
      investments .................................           (520,213)             21,251             (10,049)            (31,111)
                                                     -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) ........................           (520,213)            221,019             (10,049)             (4,135)
                                                     -----------------   -----------------   -----------------   -----------------

  Change in unrealized gain (loss)
    on investments ................................            877,946             365,531              55,883             685,356
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $         281,543   $         682,589   $         106,451   $         596,537
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    SMITH BARNEY
    INTERNATIONAL                           SMITH BARNEY LARGE        SMITH BARNEY                                   EMERGING
       ALL CAP        SMITH BARNEY LARGE      CAPITALIZATION             MID CAP        COMSTOCK PORTFOLIO -     GROWTH PORTFOLIO
  GROWTH PORTFOLIO    CAP VALUE PORTFOLIO    GROWTH PORTFOLIO        CORE PORTFOLIO       CLASS II SHARES        CLASS II SHARES
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$               288   $             1,959   $               550   $                 --  $              2,014   $                 --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


                359                 1,329                 1,808                  3,760                 3,230                    157
                 43                   160                   217                    451                   388                     18
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

                402                 1,489                 2,025                  4,211                 3,618                    175
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

               (114)                  470                (1,475)                (4,211)               (1,604)                  (175)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
                263                  (664)                4,382                  6,857                11,816                     (6)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

                263                  (664)                4,382                  6,857                11,816                     (6)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


              4,186                 8,006                (5,225)                24,518                27,896                    852
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$             4,335   $             7,812   $            (2,318)  $             27,164  $             38,108   $                671
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                    SMITH BARNEY SMALL
                                                        CAP GROWTH           EQUITY -                               HIGH INCOME
                                                       OPPORTUNITIES     INCOME PORTFOLIO -  GROWTH PORTFOLIO -     PORTFOLIO -
                                                         PORTFOLIO         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                     -----------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................  $           2,513   $         381,901   $          56,876   $         594,361

EXPENSES:
  Insurance charges ...............................             37,010             214,596             196,405              61,526
  Administrative fees .............................              5,262              34,503              29,377               9,645
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................             42,272             249,099             225,782              71,171
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................            (39,759)            132,802            (168,906)            523,190
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................             78,159              91,232                  --                  --
    Realized gain (loss) on sale of
      investments .................................            (34,747)           (117,232)         (1,849,903)         (1,153,415)
                                                     -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) ........................             43,412             (26,000)         (1,849,903)         (1,153,415)
                                                     -----------------   -----------------   -----------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................            454,508           2,037,850           2,307,412           1,102,010
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $         458,161   $       2,144,652   $         288,603   $         471,785
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                         DYNAMIC CAPITAL
     OVERSEAS            CONTRAFUND(R)        CONTRAFUND(R)            INDEX 500           APPRECIATION
    PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
   INITIAL CLASS         INITIAL CLASS        SERVICE CLASS 2        INITIAL CLASS        SERVICE CLASS 2           COMBINED
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$            52,994   $            91,314   $             3,095   $            546,542  $                 --   $          4,475,910
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


             38,572               239,323                18,962                366,207                   128              3,494,161
              6,366                36,811                 2,275                 56,671                    15                508,593
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             44,938               276,134                21,237                422,878                   143              4,002,754
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

              8,056              (184,820)              (18,142)               123,664                  (143)               473,156
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                539,019
           (337,595)              323,995                11,166               (357,191)                   79            (11,389,799)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

           (337,595)              323,995                11,166               (357,191)                   79            (10,850,780)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


            825,816             2,969,629               211,464              3,374,502                   918             36,831,296
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$           496,277   $         3,108,804   $           204,488   $          3,140,975  $                854   $         26,453,672
===================   ===================   ===================   ====================  ====================   ====================


                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                AIM V.I.
                                                   HIGH YIELD BOND TRUST       MONEY MARKET PORTFOLIO     BALANCED FUND - SERIES I
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                     ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    44,800   $    51,303   $    (6,090)  $   (15,540)  $         6   $        45
  Realized gain (loss) ........................       13,141        (1,209)           --            --            42            (4)
  Change in unrealized gain (loss)
    on investments ............................        2,249       153,469            --            --           629           924
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...............       60,190       203,563        (6,090)      (15,540)          677           965
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............           --         3,015            --            --         6,500            --
  Participant transfers from other
    funding options ...........................       27,957        83,042       111,545        50,295            --           950
  Administrative charges ......................          (28)           (1)           (4)          (43)           --            --
  Contract surrenders .........................      (67,910)      (96,399)      (42,917)     (269,737)         (143)         (125)
  Participant transfers to other
    funding options ...........................      (38,559)      (20,518)     (615,110)   (1,340,244)       (1,099)           --
  Other payments to participants ..............      (38,535)      (15,782)           --        (3,613)           --            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........     (117,075)      (46,643)     (546,486)   (1,563,342)        5,258           825
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....      (56,885)      156,920      (552,576)   (1,578,882)        5,935         1,790

NET ASSETS:
    Beginning of year .........................      927,274       770,354     1,711,717     3,290,599         7,471         5,681
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $   870,389   $   927,274   $ 1,159,141   $ 1,711,717   $    13,406   $     7,471
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          AIM V.I. CAPITAL                    AIM V.I. CORE                 AIM V.I. GOVERNMENT                  AIM V.I.
   APPRECIATION FUND - SERIES I           EQUITY FUND - SERIES I        SECURITIES FUND - SERIES I       GROWTH FUND - SERIES I
-----------------------------------    ----------------------------    ----------------------------    ---------------------------
        2004               2003            2004            2003            2004            2003            2004             2003
        ----               ----            ----            ----            ----            ----            ----            ----

$          (116,554)   $   (134,407)   $    (30,323)   $    (21,621)   $    147,248    $    105,615    $    (48,999)   $    (53,052)
           (580,591)     (1,134,801)       (336,589)       (893,917)        392,137         603,501        (961,262)     (1,158,278)

          1,184,089       4,433,568       1,235,616       3,717,680        (421,249)       (743,133)      1,259,291       2,398,580
-------------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


            486,944       3,164,360         868,704       2,802,142         118,136         (34,017)        249,030       1,187,250
-------------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


             46,683          26,477          38,564          35,593           7,300          42,072          12,160           7,144

            123,090         130,573          91,043         126,261          78,049         759,283          69,746         198,302
               (795)           (580)           (760)           (491)           (640)           (530)           (210)           (198)
         (3,195,961)     (2,412,808)     (2,770,947)     (1,877,197)     (4,529,344)     (4,481,998)       (887,474)       (522,542)

           (390,272)       (786,578)       (807,503)     (1,003,175)       (811,592)     (3,077,519)       (413,289)       (508,857)
           (173,203)       (126,788)        (99,435)       (192,008)       (176,627)       (304,375)        (55,609)        (47,944)
-------------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


         (3,590,458)     (3,169,704)     (3,549,038)     (2,911,017)     (5,432,854)     (7,063,067)     (1,274,676)       (874,095)
-------------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

         (3,103,514)         (5,344)     (2,680,334)       (108,875)     (5,314,718)     (7,097,084)     (1,025,646)        313,155


         12,914,939      12,920,283      14,040,437      14,149,312      11,791,741      18,888,825       4,812,960       4,499,805
-------------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         9,811,425    $ 12,914,939    $ 11,360,103    $ 14,040,437    $  6,477,023    $ 11,791,741    $  3,787,314    $  4,812,960
===================    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                         AIM V.I. INTERNATIONAL              AIM V.I. PREMIER          ALLIANCEBERNSTEIN GROWTH AND
                                         GROWTH FUND - SARIES I           EQUITY FUND - SERIES I        INCOME PORTFOLIO - CLASS B
                                       ----------------------------    ----------------------------    ----------------------------
                                            2004            2003            2004            2003            2004            2003
                                            ----            ----            ----            ----            ----            ----
OPERATIONS:
  Net investment income (loss) .....   $    (38,519)   $    (44,464)   $   (155,382)   $   (202,860)   $       (901)   $       (367)
  Realized gain (loss) .............       (451,380)     (1,054,198)     (2,170,802)     (3,260,461)            727             239
  Change in unrealized gain (loss)
    on investments .................      2,080,623       3,053,839       3,052,227       8,368,248          14,963          21,255
                                       ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets resulting
      from operations ..............      1,590,724       1,955,177         726,043       4,904,927          14,789          21,127
                                       ------------    ------------    ------------    ------------    ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments ....          3,714          19,336          46,125          38,413               --             --
  Participant transfers from other
    funding options ................        211,538         105,011         113,265         224,097          61,925          21,860
  Administrative charges ...........           (385)           (189)         (1,622)         (1,011)             (6)             (1)
  Contract surrenders ..............     (1,933,487)     (1,458,163)     (4,974,051)     (3,534,426)         (5,174)        (15,477)
  Participant transfers to other
    funding options ................       (272,854)       (434,557)     (1,124,662)     (1,939,928)              --             --
  Other payments to participants ...       (160,393)        (16,616)       (237,155)       (326,048)              --             --
                                       ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets resulting
      from unit transactions .......     (2,151,867)     (1,785,178)     (6,178,100)     (5,538,903)         56,745           6,382
                                       ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets ................       (561,143)        169,999      (5,452,057)       (633,976)         71,534          27,509


NET ASSETS:
    Beginning of year ..............      8,528,143       8,358,144      23,736,524      24,370,500          92,982          65,473
                                       ------------    ------------    ------------    ------------    ------------    ------------
    End of year ....................   $  7,967,000    $  8,528,143    $ 18,284,467    $ 23,736,524    $    164,516    $     92,982
                                       ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

   ALLIANCEBERNSTEIN PREMIER        ALLIANCEBERNSTEIN TECHNOLOGY      FRANKLIN SMALL CAP FUND -      TEMPLETON FOREIGN SECURITIES
   GROWTH PORTFOLIO - CLASS B            PORTFOLIO - CLASS B               CLASS 2 SHARES                FUND - CLASS 2 SHARES
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004             2003             2004             2003            2004            2003             2004             2003
     ----             ----             ----             ----            ----            ----             ----             ----

$          (73)  $          (67)  $      (16,087)  $      (15,097)  $     (26,298)  $     (23,417)  $      (11,661)  $       11,169
            (9)             (17)        (151,815)        (294,913)        (62,090)       (153,532)        (113,510)        (396,086)

           444            1,024          205,220          685,496         269,076         695,021          692,560        1,226,726
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


           362              940           37,318          375,486         180,688         518,072          567,389          841,809
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


            --               --            2,620            2,620          23,340          20,059            1,740            2,880

            --               --           20,749           35,477          31,383          18,004          164,002           21,869
            --               --               (8)             (18)            (32)            (13)             (29)             (38)
            --               --          (43,058)         (67,107)       (139,634)       (136,758)        (182,840)        (240,299)

            --               --          (43,544)         (99,969)        (53,820)        (23,001)         (74,632)        (168,101)
            --               --          (13,877)          (1,134)           (142)        (57,420)         (28,077)        (101,790)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


            --               --          (77,118)        (130,131)       (138,905)       (179,129)        (119,836)        (485,479)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------

           362              940          (39,800)         245,355          41,783         338,943          447,553          356,330




         5,283            4,343        1,218,023          972,668       1,900,031       1,561,088        3,461,498        3,105,168
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$        5,645   $        5,283   $    1,178,223   $    1,218,023   $   1,941,814   $   1,900,031   $    3,909,051   $    3,461,498
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 APPRECIATION            EQUITY INDEX PORTFOLIO -             FUNDAMENTAL VALUE
                                                  PORTFOLIO                  CLASS II SHARES                      PORTFOLIO
                                        ---------------------------     ---------------------------     ---------------------------
                                            2004            2003            2004            2003            2004            2003
                                            ----            ----            ----            ----            ----            ----
OPERATIONS:
  Net investment income (loss) .....    $    (2,981)    $   (36,928)    $    (3,924)    $   (17,286)    $    (4,769)    $    (2,434)
  Realized gain (loss) .............         22,141        (348,468)       (125,928)       (333,405)         28,879          (8,124)
  Change in unrealized gain (loss)
    on investments .................        607,357       2,218,226         481,056       1,314,313          28,200         138,892
                                        -----------     -----------     -----------     -----------     -----------     -----------

    Net increase (decrease)
      in net assets resulting
      from operations ..............        626,517       1,832,830         351,204         963,622          52,310         128,334
                                        -----------     -----------     -----------     -----------     -----------     -----------

UNIT TRANSACTIONS:
  Participant purchase payments ....         76,679         154,374          12,840          41,023           6,500           8,416
  Participant transfers from other
    funding options ................        835,144       1,156,260          80,916         104,488         259,132         233,051
  Administrative charges ...........           (505)           (372)            (70)            (38)            (11)             (2)
  Contract surrenders ..............     (1,758,147)     (1,595,561)       (268,944)       (645,966)        (21,308)        (10,838)
  Participant transfers to other
    funding options ................       (462,692)       (474,526)       (118,578)       (106,494)        (60,961)        (29,263)
  Other payments to participants ...        (70,314)       (148,821)       (140,450)         (3,346)             --              --
                                        -----------     -----------     -----------     -----------     -----------     -----------

    Net increase (decrease)
      in net assets resulting
      from unit transactions .......     (1,379,835)       (908,646)       (434,286)       (610,333)        183,352         201,364
                                        -----------     -----------     -----------     -----------     -----------     -----------

    Net increase (decrease)
      in net assets ................       (753,318)        924,184         (83,082)        353,289         235,662         329,698


NET ASSETS:
    Beginning of year ..............      9,486,414       8,562,230       4,450,103       4,096,814         597,237         267,539
                                        -----------     -----------     -----------     -----------     -----------     -----------
    End of year ....................    $ 8,733,096     $ 9,486,414     $ 4,367,021     $ 4,450,103     $   832,899     $   597,237
                                        ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                         MFS(R) EMERGING                  MFS(R) MONEY
      MFS(R) BOND SERIES                  GROWTH SERIES                   MARKET SERIES                  MFS(R) RESEARCH SERIES
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004            2003             2004              2003            2004             2003             2004              2003
     ----            ----             ----              ----            ----             ----             ----              ----

$      362,557   $      429,424   $     (164,602)  $     (177,217)  $     (10,007)  $     (37,529)  $        8,242   $      (44,000)
       142,520          156,944       (1,747,971)      (2,281,607)             --              --         (874,147)      (1,374,699)

      (198,931)         116,678        3,508,359        6,624,970              --              --        2,264,121        3,907,302
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


       306,146          703,046        1,595,786        4,166,146         (10,007)        (37,529)       1,398,216        2,488,603
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


        31,527           48,881           36,178           18,967              --           9,484           13,891           47,086

       202,577          938,452           47,169          295,311       2,230,624       3,858,690           29,655           95,333
          (411)            (321)            (952)            (554)           (453)           (644)            (740)            (697)
    (2,399,277)      (1,578,445)      (3,464,231)      (2,514,411)     (2,371,001)     (8,793,835)      (2,833,635)      (1,968,640)

      (453,949)      (1,200,174)        (818,607)        (844,770)     (1,547,690)     (4,229,181)        (416,622)        (672,791)
       (10,364)        (257,679)         (84,294)        (125,190)       (136,736)             --         (162,840)        (170,989)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------



    (2,629,897)      (2,049,286)      (4,284,737)      (3,170,647)     (1,825,256)     (9,155,486)      (3,370,291)      (2,670,698)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


    (2,323,751)      (1,346,240)      (2,688,951)         995,499      (1,835,263)     (9,193,015)      (1,972,075)        (182,095)



     8,149,315        9,495,555       17,011,428       16,015,929       4,058,933      13,251,948       12,069,968       12,252,063
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$    5,825,564   $    8,149,315   $   14,322,477   $   17,011,428   $   2,223,670   $   4,058,933   $   10,097,893   $   12,069,968
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                          MFS(R) STRATEGIC                  MFS(R) TOTAL                TOTAL RETURN PORTFOLIO
                                            INCOME SERIES                   RETURN SERIES                ADMINISTRATIVE CLASS
                                     ----------------------------    ----------------------------    ----------------------------
                                         2004            2003            2004            2003               2004         2003
                                         ----            ----            ----            ----               ----         ----
OPERATIONS:
  Net investment income (loss) ...   $     57,002    $     65,559    $    129,323    $    159,812    $      7,853    $     25,356
  Realized gain (loss) ...........         11,228          22,167         782,738          41,997          31,717          21,592
  Change in unrealized gain (loss)
    on investments ...............          7,541          37,349         891,815       3,008,171          15,684           9,752
                                     ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets resulting
      from operations ............         75,771         125,075       1,803,876       3,209,980          55,254          56,700
                                     ------------    ------------    ------------    ------------    ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments ..            283           4,880          72,795          86,242           3,000          14,719
  Participant transfers from other
    funding options ..............        136,882         264,030         703,827       1,429,201         287,812         634,676
  Administrative charges .........            (68)            (26)         (1,572)           (944)             (7)            (30)
  Contract surrenders ............       (270,746)       (366,211)     (6,587,561)     (5,253,647)        (94,095)        (78,972)
  Participant transfers to other
    funding options ..............        (23,070)       (221,903)       (632,992)     (1,460,349)       (119,691)       (457,268)
  Other payments to participants .         (8,281)         (1,454)        (92,623)       (233,012)              -         (51,126)
                                     ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets resulting
      from unit transactions .....       (165,000)       (320,684)     (6,538,126)     (5,432,509)         77,019          61,999
                                     ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets ..............        (89,229)       (195,609)     (4,734,250)     (2,222,529)        132,273         118,699


NET ASSETS:
    Beginning of year ............      1,294,895       1,490,504      22,668,040      24,890,569       1,590,770       1,472,071
                                     ------------    ------------    ------------    ------------    ------------    ------------
    End of year ..................   $  1,205,666    $  1,294,895    $ 17,933,790    $ 22,668,040    $  1,723,043    $  1,590,770
                                     ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

    PUTNAM VT DISCOVERY                  PUTNAM VT DISCOVERY            PUTNAM VT SMALL CAP
       GROWTH FUND -                        EQUITY FUND -                   VALUE FUND -
      CLASS IB SHARES                     CLASS IB SHARES                 CLASS IB SHARES               ALL CAP FUND - CLASS I
-------------------------------   -------------------------------   -----------------------------   -------------------------------
   2004                2003            2004             2003             2004            2003             2004            2003
   ----                ----            ----             ----             ----            ----             ----            ----

$           --   $           (7)  $           24   $         (129)  $      (1,632)  $      (1,162)  $      (85,926)  $     (101,858)
            --              147              646                6           2,383             350           97,023         (169,190)

            --               --            4,302            6,748          34,668          46,567          643,890        3,109,224
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------



            --              140            4,972            6,625          35,419          45,755          654,987        2,838,176
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


            --               --               --              179              --              --           19,843           36,158

            --              500            7,666            1,833          17,428          10,206          155,989          125,729
            --               --               --               --              (1)             --              (98)            (130)
            --             (640)              --               --          (4,664)         (1,584)        (580,797)        (903,925)

            --               --           (2,770)              --          (2,860)         (2,621)        (181,565)        (380,430)
            --               --               --               --              --              --          (15,282)         (89,315)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------



            --             (140)           4,896            2,012           9,903           6,001         (601,910)      (1,211,913)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


            --               --            9,868            8,637          45,322          51,756           53,077        1,626,263



            --               --           30,909           22,272         138,826          87,070        9,993,007        8,366,744
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$           --   $           --   $       40,777   $       30,909   $     184,148   $     138,826   $   10,046,084   $    9,993,007
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  HIGH YIELD BOND FUND -                                    TOTAL RETURN FUND -
                                                          CLASS I            INVESTORS FUND - CLASS I             CLASS I
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                 -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ................  $    67,168   $    62,035   $     3,963   $      (699)  $     9,792   $     4,646
  Realized gain (loss) ........................        8,557        (7,622)       27,435      (127,662)       64,512        10,374
  Change in unrealized gain (loss)
    on investments ............................       48,688       214,525       585,061     1,911,814       104,546       327,963
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from operations .................      124,413       268,938       616,459     1,783,453       178,850       342,983
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        5,385         2,000        11,330        41,985         5,385         2,000
  Participant transfers from other
    funding options ...........................       40,254       153,935        85,776        33,521         7,415        43,465
  Administrative charges ......................           (8)          (14)          (65)          (77)          (26)          (53)
  Contract surrenders .........................      (57,519)     (420,946)     (375,039)     (582,111)     (125,228)     (230,150)
  Participant transfers to other
    funding options ...........................      (22,470)       (8,495)      (92,687)     (214,317)     (126,414)     (110,711)
  Other payments to participants ..............      (17,075)       (9,575)      (25,466)      (66,249)      (44,243)      (32,778)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........      (51,433)     (283,095)     (396,151)     (787,248)     (283,111)     (328,227)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....       72,980       (14,157)      220,308       996,205      (104,261)       14,756


NET ASSETS:
    Beginning of year .........................    1,341,347     1,355,504     7,288,890     6,292,685     2,651,320     2,636,564
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $ 1,414,327   $ 1,341,347   $ 7,509,198   $ 7,288,890   $ 2,547,059   $ 2,651,320
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

   SB GOVERNMENT PORTFOLIO -      SMITH BARNEY DIVIDEND STRATEGY       SMITH BARNEY GROWTH AND      SMITH BARNEY PREMIER SELECTIONS
            CLASS A                          PORTFOLIO                    INCOME PORTFOLIO             ALL CAP GROWTH PORTFOLIO
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004             2003             2004             2003            2004            2003             2004             2003
     ----             ----             ----             ----            ----            ----             ----             ----

$       26,579   $       18,450   $       (8,435)  $      (16,607)  $      (2,898)  $      (6,875)  $      (18,206)  $      (17,905)
         9,501           33,565          (66,898)        (168,232)        (15,692)        (54,701)         (15,943)         (65,225)

       (17,286)         (67,821)         106,465          516,530          74,926         270,465           51,178          446,859
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


        18,794          (15,806)          31,132          331,691          56,336         208,889           17,029          363,729
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


         6,585            3,200              900              900           8,826           4,420            2,385              480

         5,494          114,052           23,877           21,609          10,474          29,607           36,296           28,161
           (11)              (5)             (41)             (32)             (9)             (5)              (3)             (16)
       (73,147)         (92,888)        (101,220)        (158,890)        (60,063)        (88,317)         (60,550)        (121,788)

       (46,365)        (325,870)         (47,858)        (103,339)        (51,263)        (40,228)         (47,762)         (25,043)
            --               --               --           (4,538)             --              --               --          (95,889)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


      (107,444)        (301,511)        (124,342)        (244,290)        (92,035)        (94,523)         (69,634)        (214,095)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------

       (88,650)        (317,317)         (93,210)          87,401         (35,699)        114,366          (52,605)         149,634



     1,213,048        1,530,365        1,823,506        1,736,105         937,485         823,119        1,369,665        1,220,031
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$    1,124,398   $    1,213,048   $    1,730,296   $    1,823,506   $     901,786   $     937,485   $    1,317,060   $    1,369,665
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                          MERRILL LYNCH LARGE CAP
                                                  EQUITY INCOME PORTFOLIO       LARGE CAP PORTFOLIO           CORE PORTFOLIO
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                     ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $     1,065   $    (3,094)  $   (54,191)  $   (85,325)  $   (26,360)  $   (21,029)
  Realized gain (loss) ........................       58,684        (5,646)     (551,416)     (823,932)     (213,066)     (321,338)
  Change in unrealized gain (loss)
    on investments ............................       36,240       211,340     1,009,277     2,661,656       636,791       855,043
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from operations .................       95,989       202,600       403,670     1,752,399       397,365       512,676
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        9,000        11,022        13,357        10,722         1,320         1,901
  Participant transfers from other
    funding options ...........................      274,111       123,678        40,500        59,506        14,148        62,653
  Administrative charges ......................           (4)           (2)         (133)         (130)          (17)          (50)
  Contract surrenders .........................      (36,911)      (44,187)     (557,067)     (629,565)     (192,675)     (256,949)
  Participant transfers to other
    funding options ...........................      (44,090)      (18,022)     (361,351)     (383,523)     (228,066)     (145,367)
  Other payments to participants ..............           --            --       (88,487)      (65,067)      (21,848)       (4,671)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........      202,106        72,489      (953,181)   (1,008,057)     (427,138)     (342,483)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....      298,095       275,089      (549,511)      744,342       (29,773)      170,193


NET ASSETS:
    Beginning of year .........................      950,615       675,526     8,989,075     8,244,733     3,044,388     2,874,195
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $ 1,248,710   $   950,615   $ 8,439,564   $ 8,989,075   $ 3,014,615   $ 3,044,388
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                       TRAVELERS QUALITY BOND          AIM CAPITAL APPRECIATION
 MFS EMERGING GROWTH PORTFOLIO     MFS MID CAP GROWTH PORTFOLIO               PORTFOLIO                        PORTFOLIO
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004             2003             2004             2003            2004            2003             2004             2003
     ----             ----             ----             ----            ----            ----             ----             ----

$      (12,900)  $      (12,513)  $      (50,865)  $      (45,128)  $     141,502   $     177,948   $      (76,190)  $      (80,429)
      (123,505)        (338,209)        (369,959)        (692,230)         23,964          31,357         (520,213)        (886,584)

       232,326          567,240          851,192        1,705,009         (80,966)         76,055          877,946        2,377,944
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


        95,921          216,518          430,368          967,651          84,500         285,360          281,543        1,410,931
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


         2,500            2,500           11,205            4,481              --          20,000           12,073            4,603

         5,777           14,153           14,925           54,820         140,810         274,366           89,276           28,625
           (12)              (6)             (49)             (58)             (9)            (20)             (58)             (96)
       (47,143)         (51,955)        (194,455)        (164,213)       (320,336)       (516,052)        (348,843)        (376,321)

       (37,770)        (140,973)         (99,607)        (168,451)       (644,297)        (22,697)        (266,976)        (287,545)
         4,656             (583)          (7,112)         (27,745)        (73,292)       (127,262)         (10,552)         (96,324)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


       (71,992)        (176,864)        (275,093)        (301,166)       (897,124)       (371,665)        (525,080)        (727,058)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------

        23,929           39,654          155,275          666,485        (812,624)        (86,305)        (243,537)         683,873



       937,085          897,431        3,631,090        2,964,605       5,240,013       5,326,318        6,241,530        5,557,657
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$      961,014   $      937,085   $    3,786,365   $    3,631,090   $   4,427,389   $   5,240,013   $    5,997,993   $    6,241,530
==============   ==============   ==============   ==============   =============   =============   ==============   ==============


                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     MFS TOTAL RETURN        PIONEER STRATEGIC INCOME     SMITH BARNEY AGGRESSIVE
                                                         PORTFOLIO                   PORTFOLIO               GROWTH PORTFOLIO
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                     ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    96,039   $    57,485   $    60,617   $    87,274   $   (84,684)  $   (79,954)
  Realized gain (loss) ........................      221,019       (86,469)      (10,049)      (43,584)       (4,135)     (370,183)
  Change in unrealized gain (loss)
    on investments ............................      365,531       969,065        55,883       175,111       685,356     2,486,910
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from operations .................      682,589       940,081       106,451       218,801       596,537     2,036,773
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        4,767        29,235            --        (3,492)       75,648       127,224
  Participant transfers from other
    funding options ...........................      457,267       265,952        30,011        97,957       880,403     1,325,282
  Administrative charges ......................          (35)          (99)           (6)          (16)         (442)         (369)
  Contract surrenders .........................     (352,632)     (785,031)      (50,598)     (105,424)   (1,629,327)   (1,678,643)
  Participant transfers to other
    funding options ...........................     (109,679)     (257,020)      (73,589)     (177,732)     (424,675)     (360,149)
  Other payments to participants ..............      (27,761)      (79,273)       (7,899)     (131,598)      (34,455)     (111,817)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........      (28,073)     (826,236)     (102,081)     (320,305)   (1,132,848)     (698,472)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....      654,516       113,845         4,370      (101,504)     (536,311)    1,338,301


NET ASSETS:
    Beginning of year .........................    6,967,506     6,853,661     1,168,837     1,270,341     7,802,399     6,464,098
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $ 7,622,022   $ 6,967,506   $ 1,173,207   $ 1,168,837   $ 7,266,088   $ 7,802,399
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                         SMITH BARNEY LARGE
  SMITH BARNEY INTERNATIONAL       SMITH BARNEY LARGE CAP VALUE         CAPITALIZATION GROWTH          SMITH BARNEY MID CAP CORE
   ALL CAP GROWTH PORTFOLIO                  PORTFOLIO                        PORTFOLIO                        PORTFOLIO
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004             2003             2004             2003            2004            2003             2004             2003
     ----             ----             ----             ----            ----            ----             ----             ----

$         (114)  $          100   $          470   $          369   $      (1,475)  $        (726)  $       (4,211)  $       (3,864)
           263               63             (664)            (572)          4,382             530            6,857           (8,093)

         4,186            2,731            8,006           16,454          (5,225)         18,430           24,518           79,125
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


         4,335            2,894            7,812           16,251          (2,318)         18,234           27,164           67,168
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


         1,905               --               --               --              --              --               --            3,179

         5,366           21,289           30,947           15,387          65,103          96,819           24,947           60,225
            --               --               (1)              --              (5)             --               (2)              (1)
        (1,832)            (606)         (16,186)          (2,607)        (32,597)         (3,588)         (14,086)          (9,106)

            --               --             (370)            (532)         (2,322)             --          (31,367)         (81,975)
            --               --               --               --              --              --               --               --
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


         5,439           20,683           14,390           12,248          30,179          93,231          (20,508)         (27,678)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------

         9,774           23,577           22,202           28,499          27,861         111,465            6,656           39,490



        23,577               --           84,900           56,401         126,081          14,616          319,745          280,255
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$       33,351   $       23,577   $      107,102   $       84,900   $     153,942   $     126,081   $      326,401   $      319,745
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                  EMERGING GROWTH         SMITH BARNEY SMALL CAP
                                                   COMSTOCK PORTFOLIO -             PORTFOLIO -            GROWTH OPPORTUNITIES
                                                      CLASS II SHARES             CLASS II SHARES                PORTFOLIO
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                     ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    (1,604)  $    (1,306)  $      (175)  $      (134)  $   (39,759)  $   (37,506)
  Realized gain (loss) ........................       11,816         1,034            (6)          (22)       43,412      (205,735)
  Change in unrealized gain (loss)
    on investments ............................       27,896        55,037           852         2,247       454,508     1,331,824
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from operations .................       38,108        54,765           671         2,091       458,161     1,088,583
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............           --            --            --            89         9,217        74,423
  Participant transfers from other
    funding options ...........................       60,320        61,944            --         2,917       195,812       360,556
  Administrative charges ......................           (1)           --            --            --          (111)          (44)
  Contract surrenders .........................      (21,895)      (18,404)           --            --      (468,192)     (411,728)
  Participant transfers to other
    funding options ...........................      (39,178)          (53)           --            --      (229,404)     (185,691)
  Other payments to participants ..............           --            --            --            --       (10,197)       (8,678)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........         (754)       43,487            --         3,006      (502,875)     (171,162)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....       37,354        98,252           671         5,097       (44,714)      917,421


NET ASSETS:
    Beginning of year .........................      253,783       155,531        12,657         7,560     3,750,478     2,833,057
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $   291,137   $   253,783   $    13,328   $    12,657   $ 3,705,764   $ 3,750,478
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

  EQUITY - INCOME PORTFOLIO -           GROWTH PORTFOLIO -             HIGH INCOME PORTFOLIO -           OVERSEAS PORTFOLIO -
         INITIAL CLASS                     INITIAL CLASS                    INITIAL CLASS                    INITIAL CLASS
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004             2003             2004             2003            2004            2003             2004             2003
     ----             ----             ----             ----            ----            ----             ----             ----

$      132,802   $      205,146   $     (168,906)  $     (181,413)  $     523,190   $     482,661   $        8,056   $       (5,153)
       (26,000)      (1,499,359)      (1,849,903)      (2,633,392)     (1,153,415)     (1,271,938)        (337,595)      (1,173,864)

     2,037,850        7,302,517        2,307,412        8,491,717       1,102,010       2,511,754          825,816        2,699,190
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


     2,144,652        6,008,304          288,603        5,676,912         471,785       1,722,477          496,277        1,520,173
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


        64,565          112,562          124,764           49,182          37,401         162,444            5,761            1,958

     1,305,571          993,995          199,715          468,501         174,045       1,052,174          315,608           85,665
        (1,472)          (1,251)          (1,386)            (738)           (353)           (225)            (156)            (162)
    (6,308,802)      (4,540,614)      (4,753,383)      (2,482,860)     (1,982,732)     (1,748,495)      (1,135,427)      (1,153,134)

      (403,565)      (1,832,908)        (490,354)      (1,409,114)       (938,876)       (750,319)         (87,282)        (478,166)
      (127,393)        (252,310)        (205,720)        (332,634)        (45,591)        (71,705)         (32,585)         (40,430)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


    (5,471,096)      (5,520,526)      (5,126,364)      (3,707,663)     (2,756,106)     (1,356,126)        (934,081)      (1,584,269)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------

    (3,326,444)         487,778       (4,837,761)       1,969,249      (2,284,321)        366,351         (437,804)         (64,096)



    25,011,253       24,523,475       22,429,847       20,460,598       7,544,482       7,178,131        4,710,381        4,774,477
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$   21,684,809   $   25,011,253   $   17,592,086   $   22,429,847   $   5,260,161   $   7,544,482   $    4,272,577   $    4,710,381
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 CONTRAFUND(R) PORTFOLIO -   CONTRAFUND(R) PORTFOLIO -     INDEX 500 PORTFOLIO -
                                                       INITIAL CLASS              SERVICE CLASS 2              INITIAL CLASS
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                     ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $  (184,820)  $  (162,821)  $   (18,142)  $   (12,776)  $   123,664   $   196,519
  Realized gain (loss) ........................      323,995    (1,038,394)       11,166       (30,188)     (357,191)   (2,262,148)
  Change in unrealized gain (loss)
    on investments ............................    2,969,629     7,447,111       211,464       322,641     3,374,502    11,974,903
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from operations .................    3,108,804     6,245,896       204,488       279,677     3,140,975     9,909,274
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       59,379        65,225            --         4,000       124,738       130,494
  Participant transfers from other
    funding options ...........................    1,351,676       976,976       225,977       148,178     1,102,917     2,663,178
  Administrative charges ......................       (1,610)       (1,038)           (7)          (18)       (2,498)       (1,711)
  Contract surrenders .........................   (6,926,481)   (4,466,773)      (45,675)      (45,125)   (9,849,513)   (7,461,193)
  Participant transfers to other
    funding options ...........................   (1,504,020)   (1,722,733)      (90,929)      (34,669)   (2,082,180)   (4,103,572)
  Other payments to participants ..............     (137,896)     (209,504)       (3,592)      (27,877)     (555,860)     (334,521)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........   (7,158,952)   (5,357,847)       85,774        44,489   (11,262,396)   (9,107,325)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....   (4,050,148)      888,049       290,262       324,166    (8,121,421)      801,949


NET ASSETS:
    Beginning of year .........................   27,217,377    26,329,328     1,406,859     1,082,693    42,888,826    42,086,877
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $23,167,229   $27,217,377   $ 1,697,121   $ 1,406,859   $34,767,405   $42,888,826
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

 DYNAMIC CAPITAL APPRECIATION
  PORTFOLIO - SERVICE CLASS 2                COMBINED
-------------------------------   -------------------------------
     2004             2003             2004             2003
     ----             ----             ----             ----


$         (143)  $          (47)  $      473,156   $      436,170
            79                1      (10,850,780)     (26,054,364)

           918              683       36,831,296      102,512,961
--------------   --------------   --------------   --------------


           854              637       26,453,672       76,894,767
--------------   --------------   --------------   --------------


            --               --        1,060,678        1,534,755

        11,944            7,269       13,325,875       20,669,199
            --               --          (17,937)         (13,107)
            --               --      (75,566,900)     (67,473,374)

        (1,258)              --      (18,115,007)     (32,871,431)
            --               --       (3,176,605)      (4,405,478)
--------------   --------------   --------------   --------------


        10,686            7,269      (82,489,896)     (82,559,436)
--------------   --------------   --------------   --------------

        11,540            7,906      (56,036,224)      (5,664,669)



         7,906               --      374,074,819      379,739,488
--------------   --------------   --------------   --------------
$       19,446   $        7,906   $  318,038,595   $  374,074,819
==============   ==============   ==============   ==============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     First Citicorp Life Variable Annuity Separate Account ("Separate Account FCLIC") is a separate account of First Citicorp Life Insurance Company ("The Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by the Company. Separate Account FCLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account FCLIC includes the CitiVariable Annuity and CitiElite Annuity products.

     Participant purchase payments applied to Separate Account FCLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, investments comprising Separate Account FCLIC were:

          High Yield Bond Trust, Massachusetts business trust,
            Affiliate of The Company
          Money Market Portfolio, Massachusetts business trust,
            Affiliate of The Company
          AIM Variable Insurance Funds, Inc., Delaware business trust
              AIM V.I. Balanced Fund - Series I
              AIM V.I. Capital Appreciation Fund - Series I
              AIM V.I. Core Equity Fund - Series I
              AIM V.I. Government Securities Fund - Series I
              AIM V.I. Growth Fund - Series I
              AIM V.I. International Growth Fund - Series I
              AIM V.I. Premier Equity Fund - Series I
          AllianceBernstein Variable Product Series Fund, Inc.,
            Maryland business trust
              AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Premier Growth Portfolio - Class B AllianceBernstein Technology Portfolio - Class B
          Franklin Templeton Variable Insurance Products Trust,
            Massachusetts business trust
              Franklin Small Cap Fund - Class 2 Shares
              Templeton Foreign Securities Fund - Class 2 Shares
          Greenwich Street Series Fund, Massachusetts business trust,
            Affiliate of The Company
              Appreciation Portfolio
              Equity Index Portfolio - Class II Shares
              Fundamental Value Portfolio
          MFS Variable Insurance Trust, Massachusetts business trust
              MFS(R) Bond Series
              MFS(R) Emerging Growth Series
              MFS(R) Money Market Series
              MFS(R) Research Series
              MFS(R) Strategic Income Series
              MFS(R) Total Return Series
          PIMCO Variable Insurance Trust, Massachusetts business trust
              Total Return Portfolio - Administrative Class
          Putnam Variable Trust, Massachusetts business trust
              Putnam VT International Equity Fund - Class IB Shares
              Putnam VT Small Cap Value Fund - Class IB Shares
          Salomon Brothers Variable Series Funds Inc., Maryland business trust,
            Affiliate of The Company
              All Cap Fund - Class I
              High Yield Bond Fund - Class I
              Investors Fund - Class I
              Total Return Fund - Class I
          Smith Barney Investment Series, Massachusetts business trust,
            Affiliate of The Company
              SB Government Portfolio - Class A
              Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney
                Large Cap Core Portfolio)
              Smith Barney Growth and Income Portfolio
              Smith Barney Premier Selections All Cap Growth Portfolio

          The Travelers Series Trust, Massachusetts business trust,
            Affiliate of The Company
              Equity Income Portfolio
              Large Cap Portfolio
              Merrill Lynch Large Cap Core Portfolio
              MFS Emerging Growth Portfolio
              MFS Mid Cap Growth Portfolio
              Travelers Quality Bond Portfolio
          Travelers Series Fund Inc., Maryland business trust,
            Affiliate of The Company
              AIM Capital Appreciation Portfolio
              MFS Total Return Portfolio
              Pioneer Strategic Income Portfolio
              Smith Barney Aggressive Growth Portfolio
              Smith Barney International All Cap Growth Portfolio
              Smith Barney Large Cap Value Portfolio
              Smith Barney Large Capitalization Growth Portfolio
              Smith Barney Mid Cap Core Portfolio
          Van Kampen Life Investment Trust, Delaware business trust
              Comstock Portfolio - Class II Shares
              Emerging Growth Portfolio - Class II Shares
          Variable Annuity Portfolios, Massachusetts business trust,
            Affiliate of The Company
              Smith Barney Small Cap Growth Opportunities Portfolio
          Variable Insurance Products Fund, Massachusetts business trust
              Equity - Income Portfolio - Initial Class
              Growth Portfolio - Initial Class
              High Income Portfolio - Initial Class
              Overseas Portfolio - Initial Class
          Variable Insurance Products Fund II, Massachusetts business trust
              Contrafund(R) Portfolio - Initial Class
              Contrafund(R) Portfolio - Service Class 2
              Index 500 Portfolio - Initial Class
          Variable Insurance Products Fund III, Massachusetts business trust
              Dynamic Capital Appreciation Portfolio - Service Class 2

          * No assets for the period

     Not all funds may be available in all states or to all contract owners.

     The following is a summary of significant accounting policies consistently followed by Separate Account FCLIC in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

     FEDERAL INCOME TAXES. The operations of Separate Account FCLIC form a part of the total operations of The Company and are not taxed separately. Separate Account FCLIC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account FCLIC. Separate Account FCLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Separate Account FLIC adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

     OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $15,367,501 and $96,901,144, respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $339,391,377 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $14,975,613. Gross unrealized depreciation for all investments at December 31, 2004 was $36,329,408.

3.   CONTRACT CHARGES

     The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

     - Mortality and Expense Risks assumed by The Company (M&E)

     - Administrative fees paid for administrative expenses (ADM)

     Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
     SEPARATE ACCOUNT                        FCLIC

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Asset-based Charges

                                                                                             ---------------------------------------
            Separate Account Charge (1)                                                                                    Total
             (as identified in Note 5)       Product                                             M&E          ADM          Charge
------------------------------------------------------------------------------------------------------------------------------------

     Separate Account Charge 0.99%           CitiVariable Annuity Contracts (Applies to         0.84%        0.15%         0.99%
                                               contracts issued prior to February 1, 1999)

     Separate Account Charge 1.40% (CE)      CitiElite Annuity Contracts                        1.25%        0.15%         1.40%

     Separate Account Charge 1.40% (CV)      CitiVariable Annuity Contracts (Applies to         1.25%        0.15%         1.40%
                                               contracts issued on or after February 1, 1999)

------------------------------------------------------------------------------------------------------------------------------------

     (1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in
     Note 5.

------------------------------------------------------------------------------------------------------------------------------------

Annual charges are assessed through the redemption of units in the accumulation phase and paid to The Company to cover contract administrative charges as follows;

------------------------------------------------------------------------------------------------------------------------------------
Product                                        Annual charge

------------------------------------------------------------------------------------------------------------------------------------
CitiVariable Annuity Contracts                 $30 - waived if the contract value is at least $25,000 or if
                                                     $2,500 has been added ($2,000 for Qualified Contracts)
                                                     to the contract in the last 12 months

CitiElite                                      $30 for all contracts
------------------------------------------------------------------------------------------------------------------------------------

     The Company will apply a withdrawal charge, assessed through the redemption of units, as a percentage of purchase payments withdrawn as follows;

     -------------------------------------------------------------------------------------------------------------------------------
     Product                                        Withdrawal/Surrender charge

     -------------------------------------------------------------------------------------------------------------------------------
     CitiVariable Annuity Contracts                 Up to 7% decreasing to 0% in years 5 and later

     CitiElite                                      Up to 7% decreasing to 0% in years 7 and later

     -------------------------------------------------------------------------------------------------------------------------------

     In the annuity phase of the CitiElite product, if the Variable Liquidity Benefit is selected, a withdrawal charge will be applied to the amount withdrawn. The maximum charge is 7% decreasing to 0% in years eight and later and assessed through the redemption of units.

     Contract withdrawal/surrender payments for FCLIC include $232,697 and $538,455 for the years ended December 31, 2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

     For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4.   SUBSEQUENT EVENT NOTE

     On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

     The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

     Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5.   NET CONTRACT OWNERS' EQUITY

                                                                                     DECEMBER 31, 2004
                                                                   -------------------------------------------------

                                                                    ACCUMULATION         UNIT
                                                                        UNITS            VALUE          NET ASSETS
                                                                   ---------------    ------------    --------------
     High Yield Bond Trust
         Separate Account Charges 1.40% (CE) .....................         580,581    $      1.499    $      870,389

     Money Market Portfolio
         Separate Account Charges 1.40% (CE) .....................       1,069,782           1.083         1,159,141

     AIM Variable Insurance Funds, Inc.
       AIM V.I. Balanced Fund - Series I
         Separate Account Charges 0.99% ..........................              --           0.928                --
         Separate Account Charges 1.40% (CE) .....................          14,658           0.914            13,406
         Separate Account Charges 1.40% (CV) .....................              --           0.914                --
       AIM V.I. Capital Appreciation Fund - Series I
         Separate Account Charges 0.99% ..........................       4,408,539           1.917         8,447,958
         Separate Account Charges 1.40% (CV) .....................         733,805           1.858         1,363,467
       AIM V.I. Core Equity Fund - Series I
         Separate Account Charges 0.99% ..........................       5,843,078           1.427         8,337,637
         Separate Account Charges 1.40% (CV) .....................       2,184,496           1.384         3,022,466
       AIM V.I. Government Securities Fund - Series I
         Separate Account Charges 0.99% ..........................       3,273,887           1.398         4,578,953
         Separate Account Charges 1.40% (CV) .....................       1,390,360           1.365         1,898,070
         AIM V.I. Growth Fund - Series I
         Separate Account Charges 0.99% ..........................       2,137,868           1.054         2,253,516
         Separate Account Charges 1.40% (CV) .....................       1,500,650           1.022         1,533,798
       AIM V.I. International Growth Fund - Series I
         Separate Account Charges 0.99% ..........................       4,844,751           1.328         6,430,824
         Separate Account Charges 1.40% (CV) .....................       1,193,547           1.287         1,536,176
       AIM V.I. Premier Equity Fund - Series I
         Separate Account Charges 0.99% ..........................       8,177,914           1.312        10,726,936
         Separate Account Charges 1.40% (CE) .....................       2,838,694           0.618         1,752,994
         Separate Account Charges 1.40% (CV) .....................       4,563,746           1.272         5,804,537

     AllianceBernstein Variable Product Series Fund, Inc.
       AllianceBernstein Growth and Income Portfolio - Class B
         Separate Account Charges 0.99% ..........................              --           1.039                --
         Separate Account Charges 1.40% (CE) .....................         160,700           1.024           164,516
         Separate Account Charges 1.40% (CV) .....................              --           1.024                --
       AllianceBernstein Premier Growth Portfolio - Class B
         Separate Account Charges 0.99% ..........................              --           0.782                --
         Separate Account Charges 1.40% (CE) .....................           7,327           0.770             5,645
         Separate Account Charges 1.40% (CV) .....................              --           0.770                --
       AllianceBernstein Technology Portfolio - Class B
         Separate Account Charges 1.40% (CE) .....................       2,929,209           0.402         1,178,223

     Franklin Templeton Variable Insurance Products Trust
       Franklin Small Cap Fund - Class 2 Shares
         Separate Account Charges 1.40% (CE) .....................       1,678,015           1.156         1,941,814
       Templeton Foreign Securities Fund - Class 2 Shares
         Separate Account Charges 1.40% (CE) .....................       3,463,450           1.128         3,909,051

                                                                                   DECEMBER 31, 2004
                                                                   -------------------------------------------------

                                                                    ACCUMULATION         UNIT
                                                                        UNITS            VALUE          NET ASSETS
                                                                   ---------------    ------------    --------------
          Greenwich Street Series Fund
            Appreciation Portfolio
              Separate Account Charges 0.99% .....................       6,508,296    $      1.081    $    7,038,426
              Separate Account Charges 1.40% (CE) ................         967,993           1.065         1,030,635
              Separate Account Charges 1.40% (CV) ................         623,675           1.065           664,035
            Equity Index Portfolio - Class II Shares
              Separate Account Charges 1.40% (CE) ................       1,512,016           2.889         4,367,021
            Fundamental Value Portfolio
              Separate Account Charges 0.99% .....................              --           1.065                --
              Separate Account Charges 1.40% (CE) ................         793,655           1.049           832,899
              Separate Account Charges 1.40% (CV) ................              --           1.049                --

          MFS Variable Insurance Trust
            MFS(R) Bond Series
              Separate Account Charges 0.99% .....................       2,663,370           1.585         4,221,789
              Separate Account Charges 1.40% (CV) ................       1,036,575           1.547         1,603,775
            MFS(R) Emerging Growth Series
              Separate Account Charges 0.99% .....................       8,493,132           1.343        11,402,022
              Separate Account Charges 1.40% (CV) ................       2,243,527           1.302         2,920,455
            MFS(R) Money Market Series
              Separate Account Charges 0.99% .....................       1,557,378           1.264         1,968,652
              Separate Account Charges 1.40% (CV) ................         206,685           1.234           255,018
            MFS(R) Research Series
              Separate Account Charges 0.99% .....................       6,581,235           1.343         8,834,599
              Separate Account Charges 1.40% (CV) ................         970,541           1.302         1,263,294
            MFS(R) Strategic Income Series
              Separate Account Charges 0.99% .....................         700,414           1.522         1,066,257
              Separate Account Charges 1.40% (CV) ................          93,820           1.486           139,409
            MFS(R) Total Return Series
              Separate Account Charges 0.99% .....................       7,220,706           1.795        12,957,944
              Separate Account Charges 1.40% (CV) ................       2,840,744           1.752         4,975,846

          PIMCO Variable Insurance Trust
            Total Return Portfolio - Administrative Class
              Separate Account Charges 0.99% .....................              --           1.234                --
              Separate Account Charges 1.40% (CE) ................       1,417,386           1.216         1,723,043
              Separate Account Charges 1.40% (CV) ................              --           1.216                --

          Putnam Variable Trust
            Putnam VT International Equity Fund - Class IB Shares
              Separate Account Charges 0.99% .....................              --           1.033                --
              Separate Account Charges 1.40% (CE) ................          40,053           1.018            40,777
              Separate Account Charges 1.40% (CV) ................              --           1.018                --
            Putnam VT Small Cap Value Fund - Class IB Shares
              Separate Account Charges 0.99% .....................              --           1.655                --
              Separate Account Charges 1.40% (CE) ................         112,965           1.630           184,148
              Separate Account Charges 1.40% (CV) ................              --           1.630                --

          Salomon Brothers Variable Series Funds Inc.
            All Cap Fund - Class I
              Separate Account Charges 1.40% (CE) ................       7,136,970           1.408        10,046,084
            High Yield Bond Fund - Class I
              Separate Account Charges 1.40% (CE) ................         949,597           1.489         1,414,327

                                                                                   DECEMBER 31, 2004
                                                                   -------------------------------------------------

                                                                    ACCUMULATION         UNIT
                                                                        UNITS            VALUE          NET ASSETS
                                                                   ---------------    ------------    --------------
     Salomon Brothers Variable Series Funds Inc. (continued)
       Investors Fund - Class I
         Separate Account Charges 1.40% (CE) .......................     6,400,192    $      1.173    $    7,509,198
       Total Return Fund - Class I
         Separate Account Charges 1.40% (CE) .......................     2,226,980           1.144         2,547,059

     Smith Barney Investment Series
       SB Government Portfolio - Class A
         Separate Account Charges 1.40% (CE) .......................       902,486           1.246         1,124,398
       Smith Barney Dividend Strategy Portfolio
         Separate Account Charges 1.40% (CE) .......................     2,050,824           0.844         1,730,296
       Smith Barney Growth and Income Portfolio
         Separate Account Charges 1.40% (CE) .......................       982,573           0.918           901,786
       Smith Barney Premier Selections All Cap Growth Portfolio
         Separate Account Charges 1.40% (CE) .......................     1,160,073           1.135         1,317,060

     The Travelers Series Trust
       Equity Income Portfolio
         Separate Account Charges 1.40% (CE) .......................     1,046,834           1.193         1,248,710
       Large Cap Portfolio
         Separate Account Charges 1.40% (CE) .......................    10,191,545           0.828         8,439,564
       Merrill Lynch Large Cap Core Portfolio
         Separate Account Charges 1.40% (CE) .......................     3,483,457           0.866         3,014,615
       MFS Emerging Growth Portfolio
         Separate Account Charges 1.40% (CE) .......................     2,055,005           0.468           961,014
       MFS Mid Cap Growth Portfolio
         Separate Account Charges 1.40% (CE) .......................     3,871,946           0.978         3,786,365
       Travelers Quality Bond Portfolio
         Separate Account Charges 1.40% (CE) .......................     3,521,075           1.257         4,427,389

     Travelers Series Fund Inc.
       AIM Capital Appreciation Portfolio
         Separate Account Charges 1.40% (CE) .......................     6,451,430           0.931         5,997,993
       MFS Total Return Portfolio
         Separate Account Charges 1.40% (CE) .......................     5,772,962           1.321         7,622,022
       Pioneer Strategic Income Portfolio
         Separate Account Charges 1.40% (CE) .......................       856,083           1.370         1,173,207
       Smith Barney Aggressive Growth Portfolio
         Separate Account Charges 0.99% ............................     4,717,671           1.011         4,771,434
         Separate Account Charges 1.40% (CE) .......................     1,428,547           0.996         1,422,480
         Separate Account Charges 1.40% (CV) .......................     1,076,747           0.996         1,072,174
       Smith Barney International All Cap Growth Portfolio
         Separate Account Charges 0.99% ............................            --           0.858                --
         Separate Account Charges 1.40% (CE) .......................        39,465           0.845            33,351
         Separate Account Charges 1.40% (CV) .......................            --           0.845                --
       Smith Barney Large Cap Value Portfolio
         Separate Account Charges 0.99% ............................            --           0.940                --
         Separate Account Charges 1.40% (CE) .......................       115,685           0.926           107,102
         Separate Account Charges 1.40% (CV) .......................            --           0.926                --
       Smith Barney Large Capitalization Growth Portfolio
         Separate Account Charges 0.99% ............................            --           1.000                --
         Separate Account Charges 1.40% (CE) .......................       156,206           0.986           153,942
         Separate Account Charges 1.40% (CV) .......................            --           0.986                --

                                                                                   DECEMBER 31, 2004
                                                                   -------------------------------------------------

                                                                    ACCUMULATION         UNIT
                                                                        UNITS            VALUE          NET ASSETS
                                                                   ---------------    ------------    --------------
          Travelers Series Fund Inc. (continued)
            Smith Barney Mid Cap Core Portfolio
              Separate Account Charges 0.99% .....................              --    $      1.066    $           --
              Separate Account Charges 1.40% (CE) ................         310,848           1.050           326,401
              Separate Account Charges 1.40% (CV) ................              --           1.050                --

          Van Kampen Life Investment Trust
            Comstock Portfolio - Class II Shares
              Separate Account Charges 0.99% .....................              --           1.110                --
              Separate Account Charges 1.40% (CE) ................         266,224           1.094           291,137
              Separate Account Charges 1.40% (CV) ................              --           1.094                --
            Emerging Growth Portfolio - Class II Shares
              Separate Account Charges 0.99% .....................              --           0.731                --
              Separate Account Charges 1.40% (CE) ................          18,511           0.720            13,327
              Separate Account Charges 1.40% (CV) ................              --           0.720                --

          Variable Annuity Portfolios
            Smith Barney Small Cap Growth Opportunities Portfolio
              Separate Account Charges 0.99% .....................       1,169,379           1.523         1,780,468
              Separate Account Charges 1.40% (CE) ................       1,007,273           1.504         1,515,325
              Separate Account Charges 1.40% (CV) ................         277,693           1.476           409,971

          Variable Insurance Products Fund
            Equity - Income Portfolio - Initial Class
              Separate Account Charges 0.99% .....................      10,182,296           1.674        17,044,145
              Separate Account Charges 1.40% (CV) ................       2,859,158           1.623         4,640,664
            Growth Portfolio - Initial Class
              Separate Account Charges 0.99% .....................       4,836,165           2.265        10,953,238
              Separate Account Charges 1.40% (CV) ................       3,023,012           2.196         6,638,848
            High Income Portfolio - Initial Class
              Separate Account Charges 0.99% .....................       3,927,398           1.083         4,254,687
              Separate Account Charges 1.40% (CV) ................         950,942           1.057         1,005,474
            Overseas Portfolio - Initial Class
              Separate Account Charges 0.99% .....................       2,663,356           1.349         3,591,575
              Separate Account Charges 1.40% (CV) ................         520,811           1.308           681,002

          Variable Insurance Products Fund II
            Contrafund(R) Portfolio - Initial Class
              Separate Account Charges 0.99% .....................       7,912,633           2.006        15,873,305
              Separate Account Charges 1.40% (CV) ................       3,749,764           1.945         7,293,924
            Contrafund(R) Portfolio - Service Class 2
              Separate Account Charges 1.40% (CE) ................       1,642,990           1.033         1,697,121
            Index 500 Portfolio - Initial Class
              Separate Account Charges 0.99% .....................      15,478,410           1.568        24,275,026
              Separate Account Charges 1.40% (CV) ................       6,899,669           1.521        10,492,379

                                                                                     DECEMBER 31, 2004
                                                                   -------------------------------------------------

                                                                    ACCUMULATION         UNIT
                                                                        UNITS            VALUE          NET ASSETS
                                                                   ---------------    ------------    --------------
     Variable Insurance Products Fund III
       Dynamic Capital Appreciation Portfolio - Service Class 2
         Separate Account Charges 0.99% ..........................              --    $      0.984    $           --
         Separate Account Charges 1.40% (CE) .....................          20,062           0.969            19,446
         Separate Account Charges 1.40% (CV) .....................              --           0.969                --
                                                                                                      --------------

     Net Contract Owners' Equity .................................                                    $  318,038,594
                                                                                                      ==============

6.   STATEMENT OF INVESTMENTS

                                                                                       FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                --------------------------------------------------

INVESTMENTS                                                                        NO. OF      MARKET       COST OF      PROCEEDS
                                                                                   SHARES       VALUE      PURCHASES    FROM SALES
                                                                                -----------  -----------  -----------  -----------
     High Yield Bond Trust (0.3%)
         Total (Cost $809,567)                                                       87,829  $   870,389  $    85,058  $   156,896
                                                                                -----------  -----------  -----------  -----------

     MONEY MARKET PORTFOLIO (0.4%)
         Total (Cost $1,158,129)                                                  1,158,129    1,158,129      124,944      677,984
                                                                                -----------  -----------  -----------  -----------

     AIM VARIABLE INSURANCE FUNDS, INC. (18.1%)
       AIM V.I. Balanced Fund - Series I (Cost $12,601)                               1,266       13,406        6,685        1,423
       AIM V.I. Capital Appreciation Fund - Series I (Cost $10,552,232)             432,412    9,811,425      150,439    3,859,311
       AIM V.I. Core Equity Fund - Series I (Cost $11,670,832)                      502,659   11,360,103      230,097    3,811,588
       AIM V.I. Government Securities Fund - Series I (Cost $6,174,337)             536,622    6,477,023      301,704    5,589,180
       AIM V.I. Growth Fund - Series I (Cost $6,002,868)                            235,970    3,787,314       40,652    1,365,094
       AIM V.I. International Growth Fund - Series I (Cost $8,157,978)              402,984    7,967,000      218,275    2,409,905
       AIM V.I. Premier Equity Fund - Series I (Cost $23,068,008)                   858,426   18,284,467      110,345    6,447,614
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $65,638,856)                                                 2,970,339   57,700,738    1,058,197   23,484,115
                                                                                -----------  -----------  -----------  -----------

     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
       AllianceBernstein Growth and Income Portfolio - Class B (Cost $140,086)        6,892      164,516       62,649        6,823
       AllianceBernstein Premier Growth Portfolio - Class B (Cost $5,848)               244        5,645           --           74
       AllianceBernstein Technology Portfolio - Class B (Cost $2,318,756)            78,132    1,178,223       34,898      128,333
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $2,464,690)                                                     85,268    1,348,384       97,547      135,230
                                                                                -----------  -----------  -----------  -----------

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.8%)
       Franklin Small Cap Fund - Class 2 Shares (Cost $2,323,151)                    99,939    1,941,814       50,688      214,664
       Templeton Foreign Securities Fund - Class 2 Shares (Cost $4,658,164)         272,408    3,909,051      194,750      323,541
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $6,981,315)                                                    372,347    5,850,865      245,438      538,205
                                                                                -----------  -----------  -----------  -----------

     GREENWICH STREET SERIES FUND (4.4%)
       Appreciation Portfolio (Cost $8,158,576)                                     372,731    8,733,096      757,106    2,141,314
       Equity Index Portfolio - Class II Shares (Cost $4,900,707)                   147,934    4,367,021      168,761      607,835
       Fundamental Value Portfolio (Cost $735,119)                                   39,474      832,899      281,375       84,099
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $13,794,402)                                                   560,139   13,933,016    1,207,242    2,833,248
                                                                                -----------  -----------  -----------  -----------

     MFS VARIABLE INSURANCE TRUST (16.2%)
       MFS(R) Bond Series (Cost $5,431,908)                                         479,076    5,825,564      638,819    2,907,414
       MFS(R) Emerging Growth Series (Cost $18,058,608)                             817,493   14,322,477       53,813    4,505,653
       MFS(R) Money Market Series (Cost $2,223,670)                               2,223,670    2,223,670    2,231,703    4,068,037
       MFS(R) Research Series (Cost $11,291,418)                                    659,993   10,097,893      203,980    3,567,771
       MFS(R) Strategic Income Series (Cost $1,105,712)                             107,170    1,205,666      187,360      295,542
       MFS(R) Total Return Series (Cost $14,910,950)                                836,854   17,933,790      788,400    7,200,736
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $53,022,266)                                                 5,124,256   51,609,060    4,104,075   22,545,153
                                                                                -----------  -----------  -----------  -----------

     PIMCO VARIABLE INSURANCE TRUST (0.5%)
       Total Return Portfolio - Administrative Class
         Total (Cost $1,675,195)                                                    163,943    1,723,043      320,377      210,885
                                                                                -----------  -----------  -----------  -----------

     PUTNAM VARIABLE TRUST (0.1%)
       Putnam VT International Equity Fund - Class IB Shares (Cost $30,964)           2,772       40,777        8,162        3,247
       Putnam VT Small Cap Value Fund - Class IB Shares (Cost $119,995)               8,080      184,148       17,943        9,699
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $150,959)                                                       10,852      224,925       26,105       12,946
                                                                                -----------  -----------  -----------  -----------

                                                                                       FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                --------------------------------------------------

INVESTMENTS                                                                        NO. OF      MARKET       COST OF      PROCEEDS
                                                                                   SHARES       VALUE      PURCHASES    FROM SALES
                                                                                -----------  -----------  -----------  -----------
     Salomon Brothers Variable Series Funds Inc. (6.8%)
       All Cap Fund - Class I (Cost $8,548,675)                                     596,915  $10,046,084  $   216,411  $   906,176
       High Yield Bond Fund - Class I (Cost $1,316,798)                             143,151    1,414,327      142,595      127,118
       Investors Fund - Class I (Cost $6,759,320)                                   543,751    7,509,198      204,323      597,912
       Total Return Fund - Class I (Cost $2,371,454)                                226,003    2,547,059      106,785      334,549
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $18,996,247)                                                 1,509,820   21,516,668      670,114    1,965,755
                                                                                -----------  -----------  -----------  -----------

     SMITH BARNEY INVESTMENT SERIES (1.6%)
       SB Government Portfolio - Class A (Cost $1,071,028)                           99,241    1,124,398       54,380      135,479
       Smith Barney Dividend Strategy Portfolio (Cost $2,248,477)                   194,853    1,730,296       59,752      192,874
       Smith Barney Growth and Income Portfolio (Cost $952,876)                      94,527      901,786       27,315      122,426
       Smith Barney Premier Selections All Cap Growth Portfolio
         (Cost $1,378,661                                                           108,579    1,317,060       53,562      141,664
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $5,651,042)                                                    497,200    5,073,540      195,009      592,443
                                                                                -----------  -----------  -----------  -----------

     THE TRAVELERS SERIES TRUST (6.9%)
       Equity Income Portfolio (Cost $1,133,648)                                     72,726    1,248,710      342,420       86,955
       Large Cap Portfolio (Cost $11,765,893)                                       605,855    8,439,564      166,905    1,175,993
       Merrill Lynch Large Cap Core Portfolio (Cost $3,937,763)                     333,107    3,014,615       42,594      496,673
       MFS Emerging Growth Portfolio (Cost $1,896,027)                               91,178      961,014       17,074      102,145
       MFS Mid Cap Growth Portfolio (Cost $7,149,577)                               482,340    3,786,365       19,766      346,417
       Travelers Quality Bond Portfolio (Cost $4,455,417)                           401,395    4,427,389      304,651    1,061,283
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $30,338,325)                                                 1,986,601   21,877,657      893,410    3,269,466
                                                                                -----------  -----------  -----------  -----------

     TRAVELERS SERIES FUND INC. (7.1%)
       AIM Capital Appreciation Portfolio (Cost $9,823,875)                         560,560    5,997,993       99,172      701,640
       MFS Total Return Portfolio (Cost $7,201,887)                                 444,692    7,622,022      823,891      557,521
       Pioneer Strategic Income Portfolio (Cost $1,271,898)                         125,075    1,173,207      106,983      148,684
       Smith Barney Aggressive Growth Portfolio (Cost $6,905,405)                   545,502    7,266,088      670,887    1,862,643
       Smith Barney International All Cap Growth Portfolio (Cost $26,434)             2,571       33,351        7,555        2,234
       Smith Barney Large Cap Value Portfolio (Cost $102,935)                         5,937      107,102       45,946       31,102
       Smith Barney Large Capitalization Growth Portfolio (Cost $139,770)            10,713      153,942       84,809       56,128
       Smith Barney Mid Cap Core Portfolio (Cost $257,356)                           22,825      326,401       24,208       48,989
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $25,729,560)                                                 1,717,875   22,680,106    1,863,451    3,408,941
                                                                                -----------  -----------  -----------  -----------

     VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
       Comstock Portfolio - Class II Shares (Cost $225,757)                          21,266      291,137       62,267       64,673
       Emerging Growth Portfolio - Class II Shares (Cost $12,892)                       516       13,327           --          177
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $238,649)                                                       21,782      304,464       62,267       64,850
                                                                                -----------  -----------  -----------  -----------

     VARIABLE ANNUITY PORTFOLIOS (1.2%)
       Smith Barney Small Cap Growth Opportunities Portfolio
         Total (Cost $3,478,953)                                                    325,067    3,705,764      261,606      726,706
                                                                                -----------  -----------  -----------  -----------

     VARIABLE INSURANCE PRODUCTS FUND (15.3%)
       Equity - Income Portfolio - Initial Class (Cost $20,358,337)                 854,742   21,684,809      976,879    6,227,656
       Growth Portfolio - Initial Class (Cost $22,621,147)                          549,581   17,592,086       77,623    5,376,432
       High Income Portfolio - Initial Class (Cost $6,887,599)                      751,452    5,260,161      737,184    2,971,254
       Overseas Portfolio - Initial Class (Cost $4,838,170)                         243,869    4,272,577      345,196    1,271,894
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $54,705,253)                                                 2,399,644   48,809,633    2,136,882   15,847,236
                                                                                -----------  -----------  -----------  -----------

                                                                                       FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                ---------------------------------------------------

INVESTMENTS                                                                        NO. OF       MARKET       COST OF      PROCEEDS
                                                                                   SHARES        VALUE      PURCHASES    FROM SALES
                                                                                -----------  ------------  -----------  -----------
     Variable Insurance Products Fund II (18.8%)
       Contrafund(R) Portfolio - Initial Class (Cost $20,015,586)                   870,294  $ 23,167,229  $   816,260  $ 8,164,208
       Contrafund(R) Portfolio - Service Class 2 (Cost $1,475,740)                   64,407     1,697,121      225,940      158,576
       Index 500 Portfolio - Initial Class (Cost $33,048,798)                       252,395    34,767,405      961,635   12,106,898
                                                                                -----------  ------------  -----------  -----------
         Total (Cost $54,540,124)                                                 1,187,096    59,631,755    2,003,835   20,429,682
                                                                                -----------  ------------  -----------  -----------

       VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
       Dynamic Capital Appreciation Portfolio - Service Class 2
         Total (Cost $17,845)                                                         2,735        19,446       11,944        1,403
                                                                                -----------  ------------  -----------  -----------

       TOTAL INVESTMENTS (100%)
         (COST $339,391,377)                                                                 $318,037,582  $15,367,501  $96,901,144
                                                                                             ============  ===========  ===========

7.   FINANCIAL HIGHLIGHTS

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                 ---------------------------------------------------------------------------------
HIGH YIELD BOND TRUST                              2004      581          1.499      870    6.48            1.40               7.22
                                                   2003      663          1.398      927    7.44            1.40              27.32
                                                   2002      702          1.098      770    3.32            1.40               3.20
                                                   2001      933          1.064      993    6.48            1.40               8.02

MONEY MARKET PORTFOLIO                             2004    1,070          1.083    1,159    0.98            1.40             (0.37)
                                                   2003    1,574          1.087    1,712    0.80            1.40              (0.64)
                                                   2002    3,007          1.094    3,291    1.38            1.40                 --
                                                   2001    3,340          1.094    3,656    3.48            1.40               2.24
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Balanced Fund - Series I                2004       15          0.914       13    1.45            1.40               6.03
                                                   2003        9          0.862        7    2.08            1.40              14.63
                                                   2002        8          0.752        6    3.38            1.40             (18.26)
                                                   2001        4          0.920        4    1.72            1.40               4.19

  AIM V.I. Capital Appreciation Fund - Series I    2004    5,142  1.858 - 1.917    9,811      --     0.99 - 1.40        5.15 - 5.62
                                                   2003    7,148  1.767 - 1.815   12,915      --     0.99 - 1.40      27.67 - 28.18
                                                   2002    9,160  1.384 - 1.416   12,920      --     0.99 - 1.40   (25.39) - (25.08)
                                                   2001   11,674  1.855 - 1.890   22,005      --     0.99 - 1.40   (24.38) - (24.04)

  AIM V.I. Core Equity Fund - Series I             2004    8,028  1.384 - 1.427   11,360    0.87     0.99 - 1.40        7.45 - 7.86
                                                   2003   10,704  1.288 - 1.323   14,040    0.95     0.99 - 1.40      22.67 - 23.18
                                                   2002   13,265  1.050 - 1.074   14,149    0.29     0.99 - 1.40   (16.73) - (16.36)
                                                   2001   17,201  1.261 - 1.284   21,984    0.04     0.99 - 1.40   (23.90) - (23.62)

  AIM V.I. Government Securities Fund - Series I   2004    4,664  1.365 - 1.398    6,477    2.79     0.99 - 1.40        1.19 - 1.53
                                                   2003    8,633  1.349 - 1.377   11,792    1.82     0.99 - 1.40       (0.37) - 0.07
                                                   2002   13,805  1.354 - 1.376   18,889    1.99     0.99 - 1.40        8.06 - 8.52
                                                   2001   13,288  1.253 - 1.268   16,776    3.14     0.99 - 1.40        4.94 - 5.40

  AIM V.I. Growth Fund - Series I                  2004    3,639  1.022 - 1.054    3,787      --     0.99 - 1.40        6.68 - 7.11
                                                   2003    4,951  0.958 - 0.984    4,813      --     0.99 - 1.40      29.46 - 29.99
                                                   2002    5,998  0.740 - 0.757    4,500      --     0.99 - 1.40   (31.92) - (31.68)
                                                   2001    7,867  1.087 - 1.108    8,655    0.19     0.99 - 1.40   (34.83) - (34.52)

  AIM V.I. International Growth Fund - Series I    2004    6,038  1.287 - 1.328    7,967    0.59     0.99 - 1.40      22.22 - 22.85
                                                   2003    7,934  1.053 - 1.081    8,528    0.51     0.99 - 1.40      27.33 - 27.78
                                                   2002    9,925  0.827 - 0.846    8,358    0.49     0.99 - 1.40   (16.88) - (16.49)
                                                   2001   13,399  0.995 - 1.013   13,529    0.28     0.99 - 1.40   (24.56) - (24.35)

  AIM V.I. Premier Equity Fund - Series I          2004   15,580  0.618 - 1.312   18,284    0.41     0.99 - 1.40        4.26 - 4.71
                                                   2003   20,857  0.592 - 1.253   23,737    0.29     0.99 - 1.40      23.33 - 23.94
                                                   2002   26,284  0.480 - 1.011   24,371    0.29     0.99 - 1.40   (31.23) - (30.99)
                                                   2001   34,360  0.698 - 1.465   46,060    0.12     0.99 - 1.40   (13.83) - (13.42)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                            2004      161          1.024      165    0.65            1.40               9.75
                                                   2003      100          0.933       93    0.94            1.40              30.31
                                                   2002       91          0.716       65    0.50            1.40             (23.34)
                                                   2001        8          0.934        7      --            1.40              (4.79)
  AllianceBernstein Premier Growth
    Portfolio - Class B                            2004        7          0.770        6      --            1.40               6.80
                                                   2003        7          0.721        5      --            1.40              21.59
                                                   2002        7          0.593        4      --            1.40             (31.76)
                                                   2001        2          0.869        2      --            1.40               0.93
  AllianceBernstein Technology
    Portfolio - Class B                            2004    2,929          0.402    1,178      --            1.40               3.61
                                                   2003    3,138          0.388    1,218      --            1.40              41.61
                                                   2002    3,553          0.274      973      --            1.40             (42.56)
                                                   2001    4,368          0.477    2,084      --            1.40             (26.50)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares         2004    1,678          1.156    1,942      --            1.40               9.89
                                                   2003    1,805          1.052    1,900      --            1.40              35.39
                                                   2002    2,007          0.777    1,561    0.25            1.40             (29.68)
                                                   2001    2,355          1.105    2,605    0.38            1.40             (16.48)
  Templeton Foreign Securities Fund -
    Class 2 Shares                                 2004    3,463          1.128    3,909    1.07            1.40              16.89
                                                   2003    3,584          0.965    3,461    1.76            1.40              30.41
                                                   2002    4,192          0.740    3,105    1.63            1.40             (19.65)
                                                   2001    5,705          0.921    5,261    3.00            1.40             (17.25)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                           2004    8,100  1.065 - 1.081    8,733    1.04     0.99 - 1.40        7.36 - 7.67
                                                   2003    9,473  0.992 - 1.004    9,486    0.64     0.99 - 1.40      22.77 - 23.34
                                                   2002   10,533  0.808 - 0.814    8,562    1.39     0.99 - 1.40   (18.63) - (18.36)
                                                   2001   12,218  0.993 - 0.997   12,175    1.14     0.99 - 1.40     (4.43) - (4.13)

  Equity Index Portfolio - Class II Shares         2004    1,512          2.889    4,367    1.31            1.40               8.73
                                                   2003    1,675          2.657    4,450    0.98            1.40              25.98
                                                   2002    1,942          2.109    4,097    1.66            1.40             (23.48)
                                                   2001    2,370          2.756    6,530    0.69            1.40             (13.58)

  Fundamental Value Portfolio                      2004      794          1.049      833    0.73            1.40               6.71
                                                   2003      607          0.983      597    0.78            1.40              36.72
                                                   2002      372          0.719      268    1.06            1.40             (22.44)
                                                   2001      287          0.927      266    0.14            1.40              (7.58)
MFS VARIABLE INSURANCE TRUST
  MFS(R) Bond Series                               2004    3,700  1.547 - 1.585    5,826    6.37     0.99 - 1.40        4.60 - 5.04
                                                   2003    5,435  1.479 - 1.509    8,149    5.89     0.99 - 1.40        7.88 - 8.25
                                                   2002    6,844  1.371 - 1.394    9,496    6.06     0.99 - 1.40        7.36 - 7.89
                                                   2001    7,853  1.277 - 1.292   10,117    6.06     0.99 - 1.40        7.22 - 7.58

  MFS(R) Emerging Growth Series                    2004   10,737  1.302 - 1.343   14,322      --     0.99 - 1.40      11.38 - 11.82
                                                   2003   14,257  1.169 - 1.201   17,011      --     0.99 - 1.40      28.46 - 29.00
                                                   2002   17,285  0.910 - 0.931   16,016      --     0.99 - 1.40   (34.72) - (34.44)
                                                   2001   22,782  1.394 - 1.420   32,227      --     0.99 - 1.40   (34.40) - (34.14)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST (CONTINUED)
  MFS(R) Money Market Series                       2004    1,764  1.234 - 1.264    2,224    0.73     0.99 - 1.40     (0.56) - (0.24)
                                                   2003    3,215  1.241 - 1.267    4,059    0.64     0.99 - 1.40     (0.80) - (0.31)
                                                   2002   10,441  1.251 - 1.271   13,252    1.31     0.99 - 1.40       (0.16) - 0.24
                                                   2001   13,432  1.253 - 1.268   17,001    3.48     0.99 - 1.40        2.29 - 2.76

  MFS(R) Research Series                           2004    7,552  1.302 - 1.343   10,098    1.13     0.99 - 1.40      14.31 - 14.79
                                                   2003   10,361  1.139 - 1.170   12,070    0.68     0.99 - 1.40      22.87 - 23.42
                                                   2002   12,971  0.927 - 0.948   12,252    0.28     0.99 - 1.40   (25.54) - (25.30)
                                                   2001   17,668  1.245 - 1.269   22,357    0.01     0.99 - 1.40   (22.38) - (22.00)

  MFS(R) Strategic Income Series                   2004      794  1.486 - 1.522    1,206    5.59     0.99 - 1.40        6.22 - 6.66
                                                   2003      909  1.399 - 1.427    1,295    5.63     0.99 - 1.40        8.87 - 9.26
                                                   2002    1,143  1.285 - 1.306    1,491    4.08     0.99 - 1.40        6.91 - 7.31
                                                   2001    1,633  1.202 - 1.217    1,985    3.75     0.99 - 1.40        3.26 - 3.75

  MFS(R) Total Return Series                       2004   10,061  1.752 - 1.795   17,934    1.77     0.99 - 1.40       9.77 - 10.26
                                                   2003   14,018  1.596 - 1.628   22,668    1.80     0.99 - 1.40      14.74 - 15.13
                                                   2002   17,686  1.391 - 1.414   24,891    1.73     0.99 - 1.40     (6.52) - (6.11)
                                                   2001   20,833  1.488 - 1.506   31,265    2.21     0.99 - 1.40     (1.13) - (0.73)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class    2004    1,417          1.216    1,723    1.89            1.40               3.49
                                                   2003    1,353          1.175    1,591    2.88            1.40               3.52
                                                   2002    1,297          1.135    1,472    4.04            1.40               7.58
                                                   2001      103          1.055      108    1.76            1.40               2.53
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
     Class IB Shares                               2004       40          1.018       41    1.47            1.40              14.64
                                                   2003       35          0.888       31    0.89            1.40              26.68
                                                   2002       32          0.701       22    0.05            1.40             (18.39)
  Putnam VT Small Cap Value Fund - Class
      IB Shares                                    2004      113          1.630      184    0.34            1.40              24.43
                                                   2003      106          1.310      139    0.34            1.40              47.52
                                                   2002       98          0.888       87    0.12            1.40             (19.35)
                                                   2001       26          1.101       29      --            1.40               1.94
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                           2004    7,137          1.408   10,046    0.53            1.40               6.83
                                                   2003    7,582          1.318    9,993    0.25            1.40              37.15
                                                   2002    8,704          0.961    8,367    0.38            1.40             (26.13)
                                                   2001   10,639          1.301   13,838    0.65            1.40               0.46

  High Yield Bond Fund - Class I                   2004      950          1.489    1,414    6.40            1.40               9.49
                                                   2003      987          1.360    1,341    6.06            1.40              22.52
                                                   2002    1,221          1.110    1,356    7.01            1.40               5.82
                                                   2001    1,404          1.049    1,473    7.55            1.40               3.66

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC. (CONTINUED)
  Investors Fund - Class I                         2004    6,400          1.173    7,509    1.45            1.40               8.81
                                                   2003    6,762          1.078    7,289    1.39            1.40              30.51
                                                   2002    7,618          0.826    6,293    1.04            1.40             (24.15)
                                                   2001    9,331          1.089   10,158    0.67            1.40              (5.47)

  Total Return Fund - Class I                      2004    2,227          1.144    2,547    1.78            1.40               7.22
                                                   2003    2,486          1.067    2,651    1.58            1.40              14.36
                                                   2002    2,826          0.933    2,637    1.27            1.40              (8.17)
                                                   2001    3,547          1.016    3,604    1.87            1.40              (2.21)
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A                2004      902          1.246    1,124    3.72            1.40               1.63
                                                   2003      989          1.226    1,213    2.69            1.40              (0.65)
                                                   2002    1,240          1.234    1,530    2.22            1.40               6.38
                                                   2001    1,413          1.160    1,639       -            1.40               4.41

  Smith Barney Dividend Strategy Portfolio         2004    2,051          0.844    1,730    0.92            1.40               1.93
                                                   2003    2,203          0.828    1,824    0.42            1.40              21.76
                                                   2002    2,554          0.680    1,736    0.56            1.40             (27.04)
                                                   2001    3,095          0.932    2,883      --            1.40             (15.66)

  Smith Barney Growth and Income Portfolio         2004      983          0.918      902    1.08            1.40               6.74
                                                   2003    1,090          0.860      937    0.57            1.40              28.36
                                                   2002    1,229          0.670      823    0.64            1.40             (23.25)
                                                   2001    1,720          0.873    1,501      --            1.40             (12.00)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                           2004    1,160          1.135    1,317      --            1.40               1.43
                                                   2003    1,224          1.119    1,370      --            1.40              32.43
                                                   2002    1,444          0.845    1,220    0.05            1.40             (27.84)
                                                   2001    1,757          1.171    2,057      --            1.40             (15.33)
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                          2004    1,047          1.193    1,249    1.50            1.40               8.36
                                                   2003      864          1.101      951    0.99            1.40              29.38
                                                   2002      794          0.851      676    0.94            1.40             (15.15)
                                                   2001    1,019          1.003    1,022    1.11            1.40              (7.90)

  Large Cap Portfolio                              2004   10,192          0.828    8,440    0.77            1.40               5.08
                                                   2003   11,402          0.788    8,989    0.38            1.40              22.93
                                                   2002   12,856          0.641    8,245    0.43            1.40             (23.87)
                                                   2001   15,963          0.842   13,447    0.43            1.40             (18.49)

  Merrill Lynch Large Cap Core Portfolio           2004    3,483          0.866    3,015    0.52            1.40              14.40
                                                   2003    4,020          0.757    3,044    0.67            1.40              19.40
                                                   2002    4,535          0.634    2,874    0.54            1.40             (26.19)
                                                   2001    5,464          0.859    4,692    0.04            1.40             (23.51)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Emerging Growth Portfolio                    2004    2,055           0.468    961        --           1.40              11.16
                                                   2003    2,227           0.421    937        --           1.40              27.58
                                                   2002    2,717           0.330    897        --           1.40             (35.29)
                                                   2001    3,005           0.510  1,531        --           1.40             (37.04)

  MFS Mid Cap Growth Portfolio                     2004    3,872           0.978  3,786        --           1.40              12.54
                                                   2003    4,178           0.869  3,631        --           1.40              35.15
                                                   2002    4,610           0.643  2,965        --           1.40             (49.57)
                                                   2001    5,758           1.275  7,340        --           1.40             (24.73)

  Travelers Quality Bond Portfolio                 2004    3,521           1.257  4,427      4.31           1.40               1.86
                                                   2003    4,245           1.234  5,240      4.75           1.40               5.47
                                                   2002    4,552           1.170  5,326      7.44           1.40               4.28
                                                   2001    4,803           1.122  5,387      3.56           1.40               5.65
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio               2004    6,451           0.931  5,998      0.13           1.40               5.08
                                                   2003    7,050           0.886  6,242        --           1.40              27.48
                                                   2002    8,004           0.695  5,558        --           1.40             (24.95)
                                                   2001   10,399           0.926  9,622        --           1.40             (24.84)

  MFS Total Return Portfolio                       2004    5,773           1.321  7,622      2.75           1.40               9.90
                                                   2003    5,800           1.202  6,968      2.25           1.40              14.91
                                                   2002    6,556           1.046  6,854      5.50           1.40              (6.52)
                                                   2001    7,478           1.119  8,368      2.85           1.40              (1.41)

  Pioneer Strategic Income Portfolio               2004      856           1.370  1,173      6.59           1.40               9.34
                                                   2003      933           1.253  1,169      7.94           1.40              17.87
                                                   2002    1,195           1.063  1,270     22.25           1.40               4.42
                                                   2001    1,343           1.018  1,367      7.87           1.40               2.83

  Smith Barney Aggressive Growth Portfolio         2004    7,223   0.996 - 1.011  7,266        --    0.99 - 1.40        8.50 - 8.83
                                                   2003    8,431   0.918 - 0.929  7,802        --    0.99 - 1.40      32.66 - 33.09
                                                   2002    9,286   0.692 - 0.698  6,464        --    0.99 - 1.40   (33.59) - (33.27)
                                                   2001    9,224   1.042 - 1.046  9,642        --    0.99 - 1.40     (3.34) - (2.97)
  Smith Barney International All Cap
    Growth Portfolio                               2004       39           0.845     33      1.00           1.40              16.23
                                                   2003       32           0.727     24      2.44           1.40              25.56

  Smith Barney Large Cap Value Portfolio           2004      116           0.926    107      1.84           1.40               9.07
                                                   2003      100           0.849     85      1.95           1.40              25.96
                                                   2002       84           0.674     56      4.08           1.40             (26.50)
                                                   2001       80           0.917     73        --           1.40               1.55
  Smith Barney Large Capitalization
    Growth Portfolio                               2004      156           0.986    154      0.38           1.40              (1.00)
                                                   2003      127           0.996    126      0.04           1.40              45.61
                                                   2002       21           0.684     15      0.80           1.40             (14.71)

  Smith Barney Mid Cap Core Portfolio              2004      311           1.050    326        --           1.40               8.92
                                                   2003      332           0.964    320        --           1.40              27.85
                                                   2002      372           0.754    280      0.11           1.40             (20.21)
                                                   2001       88           0.945     83        --           1.40              (5.59)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares             2004      266           1.094    291      0.78           1.40              15.89
                                                   2003      269           0.944    254      0.76           1.40              28.96
                                                   2002      212           0.732    156      0.23           1.40             (20.61)
                                                   2001       32           0.922     29        --           1.40              (7.52)

  Emerging Growth Portfolio - Class II Shares      2004       19           0.720     13        --           1.40               5.26
                                                   2003       19           0.684     13        --           1.40              25.27
                                                   2002       14           0.546      8        --           1.40             (29.64)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                        2004    2,454   1.476 - 1.523   3,706     0.07    0.99 - 1.40      13.94 - 14.51
                                                   2003    2,839   1.295 - 1.330   3,750       --    0.99 - 1.40      39.98 - 40.59
                                                   2002    3,007   0.925 - 0.946   2,833       --    0.99 - 1.40   (26.70) - (26.38)
                                                   2001    3,652   1.262 - 1.286   4,687       --    0.99 - 1.40   (17.35) - (17.10)
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial Class        2004   13,041   1.623 - 1.674  21,685     1.66    0.99 - 1.40       9.96 - 10.42
                                                   2003   16,608   1.476 - 1.516  25,011     1.94    0.99 - 1.40      28.57 - 29.02
                                                   2002   20,973   1.148 - 1.175  24,523     1.88    0.99 - 1.40   (18.12) - (17.72)
                                                   2001   25,931   1.402 - 1.428  36,916     1.82    0.99 - 1.40     (6.28) - (5.93)

  Growth Portfolio - Initial Class                 2004    7,859   2.196 - 2.265  17,592     0.29    0.99 - 1.40        1.95 - 2.40
                                                   2003   10,251   2.154 - 2.212  22,430     0.28    0.99 - 1.40      31.02 - 31.51
                                                   2002   12,273   1.644 - 1.682  20,461     0.28    0.99 - 1.40   (31.10) - (30.78)
                                                   2001   16,048   2.386 - 2.430  38,736     0.09    0.99 - 1.40   (18.79) - (18.48)

  High Income Portfolio - Initial Class            2004    4,878   1.057 - 1.083   5,260     9.25    0.99 - 1.40        8.08 - 8.52
                                                   2003    7,605   0.978 - 0.998   7,544     7.51    0.99 - 1.40      25.38 - 26.01
                                                   2002    9,096   0.780 - 0.792   7,178    11.51    0.99 - 1.40        2.09 - 2.33
                                                   2001   11,394   0.764 - 0.774   8,792    13.64    0.99 - 1.40   (12.98) - (12.54)

  Overseas Portfolio - Initial Class               2004    3,184   1.308 - 1.349   4,273     1.25    0.99 - 1.40      12.08 - 12.51
                                                   2003    3,948   1.167 - 1.199   4,710     0.93    0.99 - 1.40      41.45 - 42.06
                                                   2002    5,673   0.825 - 0.844   4,774     0.86    0.99 - 1.40   (21.43) - (21.12)
                                                   2001    7,397   1.050 - 1.070   7,895     5.81    0.99 - 1.40   (22.28) - (21.90)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------

VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Initial Class          2004   11,662   1.945 - 2.006  23,167    0.37     0.99 - 1.40      13.88 - 14.37
                                                   2003   15,655   1.708 - 1.754  27,217    0.49     0.99 - 1.40      26.71 - 27.19
                                                   2002   19,221   1.348 - 1.379  26,329    0.89     0.99 - 1.40   (10.61) - (10.22)
                                                   2001   23,483   1.508 - 1.536  35,895    0.85     0.99 - 1.40   (13.48) - (13.12)

  Contrafund(R) Portfolio - Service Class 2        2004    1,643           1.033   1,697    0.20            1.40              13.52
                                                   2003    1,547           0.910   1,407    0.30            1.40              26.39
                                                   2002    1,505           0.720   1,083    0.76            1.40             (10.78)
                                                   2001    1,714           0.807   1,384    0.73            1.40             (13.69)

  Index 500 Portfolio - Initial Class              2004   22,378   1.521 - 1.568  34,767    1.45     0.99 - 1.40        9.11 - 9.50
                                                   2003   30,212   1.394 - 1.432  42,889    1.59     0.99 - 1.40      26.61 - 27.18
                                                   2002   37,620   1.101 - 1.126  42,087    1.46     0.99 - 1.40   (23.33) - (23.03)
                                                   2001   49,119   1.436 - 1.463  71,501    1.24     0.99 - 1.40   (13.34) - (12.97)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
   -- Service Class 2                              2004       20           0.969      19      --            1.40              (0.21)
                                                   2003        8           0.971       8      --            1.40               8.98


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                          AIM V.I. BALANCED FUND -
                                                    HIGH YIELD BOND TRUST      MONEY MARKET PORTFOLIO             SERIES I
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......     663,301       701,831     1,573,792     3,006,951         8,661         7,557
     Accumulation units purchased and
       transferred from other funding options ...      19,728        71,227       102,934        45,997         7,411         1,254
     Accumulation units redeemed and
       transferred to other funding options .....    (102,448)     (109,757)     (606,944)   (1,479,156)       (1,414)         (150)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............     580,581       663,301     1,069,782     1,573,792        14,658         8,661
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                      AIM V.I. CAPITAL                                       AIM V.I. GOVERNMENT
                                                     APPRECIATION FUND -        AIM V.I. CORE EQUITY          SECURITIES FUND -
                                                          SERIES I                 FUND - SERIES I                SERIES I
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   7,147,839     9,159,998    10,704,118    13,264,906     8,632,825    13,804,617
     Accumulation units purchased and
       transferred from other funding options ...      95,015       103,959        96,553       142,964        62,377       587,029
     Accumulation units redeemed and
       transferred to other funding options .....  (2,100,510)   (2,116,118)   (2,773,097)   (2,703,752)   (4,030,955)   (5,758,821)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   5,142,344     7,147,839     8,027,574    10,704,118     4,664,247     8,632,825
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                   AIM V.I. GROWTH FUND -      AIM V.I. INTERNATIONAL      AIM V.I. PREMIER EQUITY
                                                          SERIES I             GROWTH FUND - SERIES I          FUND - SERIES I
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   4,951,262     5,997,732     7,934,070     9,924,830    20,857,249    26,284,269
     Accumulation units purchased and
       transferred from other funding options ...      82,709       254,809       186,181       134,311       145,968       265,416
     Accumulation units redeemed and
       transferred to other funding options .....  (1,395,453)   (1,301,279)   (2,081,953)   (2,125,071)   (5,422,863)   (5,692,436)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   3,638,518     4,951,262     6,038,298     7,934,070    15,580,354    20,857,249
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                  ALLIANCEBERNSTEIN GROWTH        ALLIANCEBERNSTEIN           ALLIANCEBERNSTEIN
                                                   AND INCOME PORTFOLIO -          PREMIER GROWTH          TECHNOLOGY PORTFOLIO -
                                                           CLASS B               PORTFOLIO - CLASS B               CLASS B
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......      99,615        91,434         7,327         7,327     3,137,903     3,553,041
     Accumulation units purchased and
       transferred from other funding options ...      66,467        26,229            --            --        61,871       116,865
     Accumulation units redeemed and
       transferred to other funding options .....      (5,382)      (18,048)           --            --      (270,565)     (532,003)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............     160,700        99,615         7,327         7,327     2,929,209     3,137,903
                                                  ===========   ===========   ===========   ===========   ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                  TEMPLETON FOREIGN
                                                  FRANKLIN SMALL CAP FUND -       SECURITIES FUND -
                                                       CLASS 2 SHARES              CLASS 2 SHARES          APPRECIATION PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   1,804,874     2,006,595     3,584,444     4,191,794     9,473,460    10,532,566
     Accumulation units purchased and
       transferred from other funding options ...      51,346        43,189       162,317        34,051       897,117     1,524,974
     Accumulation units redeemed and
       transferred to other funding options .....    (178,205)     (244,910)     (283,311)     (641,401)   (2,270,613)   (2,584,080)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   1,678,015     1,804,874     3,463,450     3,584,444     8,099,964     9,473,460
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                  EQUITY INDEX PORTFOLIO -        FUNDAMENTAL VALUE
                                                       CLASS II SHARES                PORTFOLIO              MFS(R) BOND SERIES
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   1,674,934     1,942,354       607,296       371,930     5,434,786     6,844,011
     Accumulation units purchased and
       transferred from other funding options ...      34,933        58,666       267,858       289,893       153,811       694,705
     Accumulation units redeemed and
       transferred to other funding options .....    (197,851)     (326,086)      (81,499)      (54,527)   (1,888,652)   (2,103,930)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   1,512,016     1,674,934       793,655       607,296     3,699,945     5,434,786
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                   MFS(R) EMERGING GROWTH        MFS(R) MONEY MARKET
                                                           SERIES                      SERIES              MFS(R) RESEARCH SERIES
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......  14,256,559    17,284,796     3,214,705    10,440,908    10,360,844    12,970,956
     Accumulation units purchased and
       transferred from other funding options ...      67,043       297,998     1,768,205     3,053,756        36,229       136,642
     Accumulation units redeemed and
       transferred to other funding options .....  (3,586,943)   (3,326,235)   (3,218,847)  (10,279,959)   (2,845,297)   (2,746,754)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............  10,736,659    14,256,559     1,764,063     3,214,705     7,551,776    10,360,844
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                   MFS(R) STRATEGIC INCOME       MFS(R) TOTAL RETURN      TOTAL RETURN PORTFOLIO -
                                                           SERIES                      SERIES               ADMINISTRATIVE CLASS
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......     909,409     1,143,375    14,017,935    17,686,490     1,353,478     1,297,327
     Accumulation units purchased and
       transferred from other funding options ...      95,464       200,816       468,836     1,039,366       242,999       565,862
     Accumulation units redeemed and
       transferred to other funding options .....    (210,639)     (434,782)   (4,425,321)   (4,707,921)     (179,091)     (509,711)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............     794,234       909,409    10,061,450    14,017,935     1,417,386     1,353,478
                                                  ===========   ===========   ===========   ===========   ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                     PUTNAM VT DISCOVERY       PUTNAM VT INTERNATIONAL       PUTNAM VT SMALL CAP
                                                        GROWTH FUND -               EQUITY FUND -               VALUE FUND -
                                                       CLASS IB SHARES             CLASS IB SHARES             CLASS IB SHARES
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......          --            --        34,786        31,770       105,996        98,107
     Accumulation units purchased and
       transferred from other funding options ...          --           876         8,283         3,016        12,445        11,601
     Accumulation units redeemed and
       transferred to other funding options .....          --          (876)       (3,016)           --        (5,476)       (3,712)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............          --            --        40,053        34,786       112,965       105,996
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                                               HIGH YIELD BOND FUND -
                                                   ALL CAP FUND - CLASS I              CLASS I            INVESTORS FUND - CLASS I
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   7,582,500     8,704,358       986,566     1,221,089     6,761,800     7,617,928
     Accumulation units purchased and
       transferred from other funding options ...     134,027       142,620        32,613       126,190        88,366        75,656
     Accumulation units redeemed and
       transferred to other funding options .....    (579,557)   (1,264,478)      (69,582)     (360,713)     (449,974)     (931,784)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   7,136,970     7,582,500       949,597       986,566     6,400,192     6,761,800
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                     TOTAL RETURN FUND -      SB GOVERNMENT PORTFOLIO -     SMITH BARNEY DIVIDEND
                                                           CLASS I                     CLASS A               STRATEGY PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   2,485,696     2,825,528       989,320     1,239,661     2,203,344     2,554,011
     Accumulation units purchased and
       transferred from other funding options ...      11,755        45,763         9,820        94,786        29,832        30,652
     Accumulation units redeemed and
       transferred to other funding options .....    (270,471)     (385,595)      (96,654)     (345,127)     (182,352)     (381,319)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   2,226,980     2,485,696       902,486       989,320     2,050,824     2,203,344
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                                                SMITH BARNEY PREMIER
                                                   SMITH BARNEY GROWTH AND    SELECTIONS ALL CAP GROWTH
                                                      INCOME PORTFOLIO                PORTFOLIO            EQUITY INCOME PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   1,090,231     1,228,727     1,223,936     1,443,689       863,508       793,721
     Accumulation units purchased and
       transferred from other funding options ...      22,357        43,834        36,203        28,451       256,159       136,366
     Accumulation units redeemed and
       transferred to other funding options .....    (130,015)     (182,330)     (100,066)     (248,204)      (72,833)      (66,579)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............     982,573     1,090,231     1,160,073     1,223,936     1,046,834       863,508
                                                  ===========   ===========   ===========   ===========   ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                               MERRILL LYNCH LARGE CAP       MFS EMERGING GROWTH
                                                     LARGE CAP PORTFOLIO           CORE PORTFOLIO                 PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......  11,401,876    12,856,211     4,020,096     4,534,604     2,227,491     2,716,699
     Accumulation units purchased and
       transferred from other funding options ...      68,864       101,981        19,599        99,040        19,031        45,030
     Accumulation units redeemed and
       transferred to other funding options .....  (1,279,195)   (1,556,316)     (556,238)     (613,548)     (191,517)     (534,238)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............  10,191,545    11,401,876     3,483,457     4,020,096     2,055,005     2,227,491
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                     MFS MID CAP GROWTH        TRAVELERS QUALITY BOND     AIM CAPITAL APPRECIATION
                                                          PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   4,177,838     4,610,051     4,244,612     4,551,803     7,049,926     8,003,783
     Accumulation units purchased and
       transferred from other funding options ...      28,873        75,857       112,617       245,103       112,099        43,658
     Accumulation units redeemed and
       transferred to other funding options .....    (334,765)     (508,070)     (836,154)     (552,294)     (710,595)     (997,515)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   3,871,946     4,177,838     3,521,075     4,244,612     6,451,430     7,049,926
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                      MFS TOTAL RETURN        PIONEER STRATEGIC INCOME     SMITH BARNEY AGGRESSIVE
                                                          PORTFOLIO                   PORTFOLIO               GROWTH PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   5,800,484     6,556,445       933,064     1,195,442     8,430,549     9,285,542
     Accumulation units purchased and
       transferred from other funding options ...     370,196       268,420        23,224        80,714     1,008,482     1,794,116
     Accumulation units redeemed and
       transferred to other funding options .....    (397,718)   (1,024,381)     (100,205)     (343,092)   (2,216,066)   (2,649,109)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   5,772,962     5,800,484       856,083       933,064     7,222,965     8,430,549
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                        SMITH BARNEY                                         SMITH BARNEY LARGE
                                                    INTERNATIONAL ALL CAP      SMITH BARNEY LARGE CAP       CAPITALIZATION GROWTH
                                                      GROWTH PORTFOLIO             VALUE PORTFOLIO                PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
      Accumulation units beginning of year ......      32,427            --       100,041        83,624       126,606        21,357
      Accumulation units purchased and
        transferred from other funding options ..       9,477        33,291        34,632        20,418        65,700       109,154
      Accumulation units redeemed and
        transferred to other funding options ....      (2,439)         (864)      (18,988)       (4,001)      (36,100)       (3,905)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
      Accumulation units end of year ............      39,465        32,427       115,685       100,041       156,206       126,606
                                                  ===========   ===========   ===========   ===========   ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                               EMERGING GROWTH
                                                  SMITH BARNEY MID CAP CORE     COMSTOCK PORTFOLIO -             PORTFOLIO -
                                                          PORTFOLIO                CLASS II SHARES             CLASS II SHARES
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......     331,586       371,898       268,726       212,379        18,511        13,851
     Accumulation units purchased and
       transferred from other funding options ...      26,378        77,789        58,777        77,943            --         4,660
     Accumulation units redeemed and
       transferred to other funding options .....     (47,116)     (118,101)      (61,279)      (21,596)           --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............     310,848       331,586       266,224       268,726        18,511        18,511
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                   SMITH BARNEY SMALL CAP
                                                    GROWTH OPPORTUNITIES           EQUITY - INCOME           GROWTH PORTFOLIO -
                                                          PORTFOLIO           PORTFOLIO - INITIAL CLASS         INITIAL CLASS
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   2,838,653     3,006,576    16,607,822    20,973,425    10,250,956    12,273,459
     Accumulation units purchased and
       transferred from other funding options ...     148,523       398,448       897,414       867,838       149,548       279,018
     Accumulation units redeemed and
       transferred to other funding options .....    (532,831)     (566,371)   (4,463,782)   (5,233,441)   (2,541,327)   (2,301,521)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   2,454,345     2,838,653    13,041,454    16,607,822     7,859,177    10,250,956
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                   HIGH INCOME PORTFOLIO -      OVERSEAS PORTFOLIO -      CONTRAFUND(R) PORTFOLIO -
                                                        INITIAL CLASS               INITIAL CLASS               INITIAL CLASS
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   7,604,588     9,095,834     3,947,509     5,672,801    15,655,375    19,221,024
     Accumulation units purchased and
       transferred from other funding options ...     209,791     1,394,493       264,992        91,558       786,710       703,272
     Accumulation units redeemed and
       transferred to other funding options .....  (2,936,039)   (2,885,739)   (1,028,334)   (1,816,850)   (4,779,688)   (4,268,921)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   4,878,340     7,604,588     3,184,167     3,947,509    11,662,397    15,655,375
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                                                                               DYNAMIC CAPITAL
                                                  CONTRAFUND(R) PORTFOLIO -     INDEX 500 PORTFOLIO -     APPRECIATION PORTFOLIO -
                                                       SERVICE CLASS 2              INITIAL CLASS              SERVICE CLASS 2
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   1,546,685     1,504,764    30,212,242    37,620,385         8,146            --
     Accumulation units purchased and
       transferred from other funding options ...     240,600       189,552       844,818     2,287,043        13,242         8,146
     Accumulation units redeemed and
       transferred to other funding options .....    (144,295)     (147,631)   (8,678,981)   (9,695,186)       (1,326)           --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   1,642,990     1,546,685    22,378,079    30,212,242        20,062         8,146
                                                  ===========   ===========   ===========   ===========   ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                          COMBINED
                                                  -------------------------
                                                      2004          2003
                                                      ----          ----
     Accumulation units beginning of year ....... 294,574,178   364,658,141
     Accumulation units purchased and
       transferred from other funding options ...  11,328,819    19,726,331
     Accumulation units redeemed and
       transferred to other funding options ..... (72,012,827)  (89,810,294)
                                                  -----------   -----------
     Accumulation units end of year ............. 233,890,170   294,574,178
                                                  ===========   ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the First Citicorp Life Insurance Company and Owners of Variable Annuity Contracts of First Citicorp Life Variable Annuity Separate Account:

We have audited the accompanying statement of assets and liabilities of First Citicorp Life Variable Annuity Separate Account as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Citicorp Life Variable Annuity Separate Account as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Hartford, Connecticut
March 25, 2005

                              INDEPENDENT AUDITORS

                                    KPMG LLP

                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of First Citicorp Life Variable Annuity Separate Account or shares of Separate Account FCLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for First Citicorp Life Variable Annuity Separate Account product(s) offered by First Citicorp Life Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.























FCLIC    (Annual)    (12-04)    Printed in U.S.A.







                      FIRST CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2004 and 2003

               (with Independent Auditors' Report included herein)

                      First Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                TABLE OF CONTENTS

                                                                         PAGE

Independent Auditors' Report                                             1

Financial Statements:

         Balance Sheets (statutory basis) - December 31, 2004 and 2003   2

         Statements of Operations (statutory basis) for the years ended
            December 31, 2004 and 2003                                   3

         Statements of Changes in Capital and Surplus (statutory basis)

            for the years ended December 31, 2004 and 2003               3

         Statements of Cash Flows (statutory basis) for the years ended
            December 31, 2004 and 2003                                   4

Notes to Financial Statements                                            5-14

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2004                              15-18

Appendix A - Summary Investment Schedule                                 19

Appendix B - Supplemental Investment Risks Interrogatories               20-23

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
First Citicorp Life Insurance Company:

We have audited the accompanying balance sheets (statutory basis) of First Citicorp Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First Citicorp Life Insurance Company as of December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The information included on the supplementary schedule of selected financial data, the summary investment schedule and the supplemental investment risks interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                  /s/ KPMG LLP

April 27, 2005

                      FIRST CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)                            2004             2003
                                                                                    ----             ----

Assets
       Bonds (including $24,532 and $14,507 subject to securities
           lending agreements at fair value) (fair value $287,903; $336,826)       $282,707        $326,988
       Cash and short-term investments                                               40,566          12,216
       Other invested assets, including receivable for securities                    20,168           2,089
                                                                                 ----------      ----------

Total cash and invested assets                                                      343,441         341,293
       Separate accounts                                                            318,044         374,135
       Investment income due and accrued                                              3,314           3,451
       Other assets                                                                     735             399
                                                                                 ----------      ----------

Total assets                                                                       $665,534        $719,278
                                                                                 ==========      ==========


Liabilities

       Aggregate reserves                                                          $226,332        $266,062
       Separate accounts                                                            318,044         374,135
       Securities lending                                                            25,545          14,996
       Asset valuation reserve                                                        2,528           1,806
       Payable for securities                                                        18,146              30
       Other liabilities                                                              7,799           7,445
                                                                                 ----------      ----------

Total liabilities                                                                   598,394         664,474
                                                                                 ----------      ----------

Capital and Surplus
       Common capital stock ($5 par value; 400,000
           shares authorized, issued and outstanding)                                 2,000           2,000
       Gross paid in and contributed surplus                                         42,000          42,000
       Unassigned funds                                                              23,140          10,804
                                                                                 ----------      ----------

Total capital and surplus                                                            67,140          54,804
                                                                                 ----------      ----------

Total liabilities and capital and surplus                                          $665,534        $719,278
                                                                                 ==========      ==========


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2004                   2003
                                                                        ----                   ----

Revenues
       Premiums and other considerations                                  $2,706               $7,195
       Net investment income                                              15,795               18,199
       Other revenues                                                      5,031                4,627
                                                                 ---------------      ---------------

           Total revenues                                                 23,532               30,021
                                                                 ---------------      ---------------

Benefits and expenses
       Current and future insurance benefits                              97,122              100,938
       Net transfers from separate accounts                              (80,962)             (80,618)
       Other insurance and corporate expenses                                979                1,448
                                                                 ---------------      ---------------

           Total benefits and expenses                                    17,139               21,768
                                                                 ---------------      ---------------

Net gain from operations before federal income taxes                       6,393                8,253

Federal income taxes incurred                                                903                2,595
                                                                 ---------------      ---------------


Net gain from operations after federal income taxes and before
realized capital gains (losses)                                            5,490                5,658

Net realized capital gains                                                 3,695                2,636
                                                                 ---------------      ---------------

Net income                                                                $9,185               $8,294
                                                                 ===============      ===============


         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2004                   2003
                                                                        ----                   ----

Capital and surplus - December 31, previous year                         $54,804              $47,938
       Net income                                                          9,185                8,294
       Net unrealized capital gains                                            6                    -
       Change in net deferred income taxes                                (3,487)              (2,055)
       Change in non-admitted assets and related items                     4,434                2,433
       Change in asset valuation reserve                                    (721)              (1,806)
       Correction of prior years error                                     2,919                    -
                                                                 ---------------      ---------------

           Net change in capital and surplus for the year                 12,336                6,866
                                                                 ---------------      ---------------

Capital and surplus - December 31, current year                          $67,140              $54,804
                                                                 ===============      ===============


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the years ended December 31, in thousands)                         2004                   2003
                                                                        ----                   ----

Cash from Operations
       Premiums collected net of reinsurance                              $2,697               $7,250
       Net investment income                                              18,456               20,324
       Miscellaneous income                                                5,660                5,160
                                                                 ---------------      ---------------

           Total revenues received                                        26,813               32,734
                                                                 ---------------      ---------------

       Benefits and loss related payments                                136,748              134,850
       Net transfers from separate accounts                              (82,481)             (82,513)
       Federal income taxes paid                                             925                1,727
       Commissions, expenses paid                                          1,312                5,726
                                                                 ---------------      ---------------

           Total benefits and expenses paid                               56,504               59,790
                                                                 ---------------      ---------------

Net cash used in operations                                              (29,691)             (27,056)
                                                                 ---------------      ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             103,296              238,269
       Stocks                                                                  9                    3
       Investment sales receivable/purchases payable                      18,116                    -
                                                                 ---------------      ---------------

           Total investment proceeds                                     121,421              238,272
                                                                 ---------------      ---------------

    Cost of investments acquired
       Bonds                                                              59,161              228,417
       Stocks                                                                  8                   75
       Investment sales receivable/purchases payable                      18,116               19,213
                                                                 ---------------      ---------------

           Total investments acquired                                     77,285              247,705
                                                                 ---------------      ---------------

Net cash provided by (used in) investments                                44,136               (9,433)
                                                                 ---------------      ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided (applied)
       Net deposits on deposit-type contracts                               (539)                 186
       Securities lending                                                 10,549               (9,420)
       Other cash provided                                                 3,895                1,253
                                                                 ---------------      ---------------

Net cash provided by (used in) financing and
  miscellaneous sources                                                   13,905               (7,981)
                                                                 ---------------      ---------------

Net change in cash and short-term investments                             28,350              (44,470)

Cash and short-term investments, beginning of year                        12,216               56,686
                                                                 ---------------      ---------------

Cash and short-term investments, end of year                             $40,566              $12,216
                                                                 ===============      ===============


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

1.  ORGANIZATION

First Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citicorp Life Insurance Company (CLIC), an Arizona domiciled company and an indirect subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The Company is a New York domiciled life and health company with licenses in New York, Arizona, Connecticut and Delaware. In 1998 the Company entered into third party reinsurance agreements to cede all risk on ordinary life, group life and accident and health insurance. This business, along with the credit life and credit health business, is in runoff status. In addition, on June 7, 2003, the Company ceased taking applications for new annuity policies, and the annuity line of business is now in runoff status.

On January 31, 2005, Citigroup announced that it had agreed to sell The Company, The Travelers Insurance Company (TIC), The Travelers Life and Annuity Company, CLIC, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during the 2005 second or third quarter.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York requires that insurance companies domiciled in New York prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001 (the revised Manual) and subsequent revisions, subject to certain deviations prescribed or permitted by the New York Superintendent of Insurance.

The State of New York modified or did not adopt certain NAIC Statements of Statutory Accounting Principles (SSAP) and provided additional New York specific guidance that differs from those in the revised Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to Regulation 172 (issued in 2001 (NYSAP) and updated in 2002 and 2003) and Second Amendment to Regulation 172, issued in 2003. There were no differences reported in 2004 or 2003.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and benefits and expenses during the reporting period. Actual results could differ from those estimates.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SSAP differs in certain respects from generally accepted accounting principles in the United States of America (GAAP). The differences, which could be significant, primarily relate to:

-----------------------------------------------------------------------------------------------------------------------
                                                            SSAP                                   GAAP
                                             -----------------------------------    -----------------------------------
A.      Bonds                                NAIC designations 1-5 carried at       Carried at either amortized cost
                                             amortized cost and values              or fair value depending upon
                                             prescribed by the NAIC.  NAIC          classification "as held to
                                             designation 6 reported at the          maturity" or "available for sale".
                                             lower of amortized cost or NAIC
                                             value.

B.                                           Acquisition costs Expensed as
                                             incurred. Capitalized and
                                             amortized over specific periods.

C.                                           Non-admitted assets Excluded from
                                             balance sheet. Not applicable

D.      Insurance reserves                   Statutory mortality, morbidity         Different mortality and interest
                                             and interest assumptions, without      assumptions including withdrawal
                                             consideration for withdrawals,         characteristics; carried gross
                                             carried net of reinsurance.            before reinsurance, with a
                                                                                    corresponding asset for
                                                                                    reinsurance recoverable.

E.      Asset valuation reserve              Reserve calculated based upon          Not applicable
                                             risk associated with particular
                                             asset classes.

F.      Interest maintenance reserve         Reserve based upon realized gains      Not applicable
                                             or losses attributed to changes
                                             in interest rates.

G.      Deferred taxes                       SSAP measures the difference           GAAP uses a more likely than not
                                             between the tax basis in assets        standard to determine the recoverability
                                             and liabilities.  Changes in           of DTAs and the change in deferred
                                             deferred tax assets and                taxes is included in the
                                             liabilities are charges directly       tax provision and in operations.
                                             to surplus.  Recognition of a
                                             deferred tax asset (DTA) for SSAP
                                             is determined by a reversal and
                                             recoverability test for items
                                             recoverable within one year.

H. Comprehensive income                      Not applicable                         Components disclosed on face
                                                                                    of financial statements.

-----------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds generally are stated at amortized cost, except bonds with ratings of NAIC 6 that are in or near default which are stated at the lower of amortized cost or NAIC value. The difference is booked as an unrealized loss. Amortization is calculated using the constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization for this asset class is calculated based on actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Short-term investments are stated at amortized cost. Short-term investments with less than 90 days maturity are considered cash equivalents.

Other invested assets primarily include receivables for securities which are stated at NAIC value.

Due and accrued investment income over 90 days on bonds and short-term investments is non-admitted and excluded from investment income. There is no non-admitted interest at December 31, 2004.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company did not have open derivative financial instruments at December 31, 2004 or at December 31, 2003.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2004 and 2003, the balance of the AVR was $2.5 million and $1.8 million, respectively. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. The IMR at December 31, 2004 and 2003 were in negative positions at $(0.5) million and $(1.1) million, respectively and considered a non-admitted asset.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BENEFIT RESERVES

Benefit reserves are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. Interest rates range from 4.75% to 7.00%, with a weighted average rate of 5.45%.

PREMIUMS AND OTHER CONSIDERATIONS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

3.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in the state of domicile. A maximum of $5.5 million of statutory surplus is available in 2005 for dividends to CLIC without prior approval. The Company did not pay any dividends in 2004 or 2003.

During the fourth quarter of 2004, CLIC discovered an error in the methodology used to allocate fees prior to 2004 from CLIC to the Company. The result of this error was approximately $2.2 million in fees that were not allocated from CLIC to the Company. The impact on 2003 earnings was $300 thousand after tax.
The impact on assets and liabilities for this transaction was insignificant at December 31, 2004.

The State of New York utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2004, the Company had adjusted capital in excess of amounts requiring any regulatory action.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4.  INVESTMENTS

BONDS

--------------------------------------------------------------------------------------------------------------
Bonds by investment type                                                                 Excess of book value
                                                                                          over fair value (-)
        (in thousands)                             Book/Adjusted                                           or
                                                        Carrying               Fair      Fair value over book
                                                           Value              Value                 Value (+)
--------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2004
U.S. government agencies                                 $54,913            $55,616                      $703
All other governments                                        963              1,027                        64
Special revenue and special
     assessment obligations                               45,886             47,223                     1,337
Public utilities                                           9,825             10,280                       455
Industrial and miscellaneous                             171,120            173,757                     2,637
--------------------------------------------------------------------------------------------------------------
                 Total Bonds                            $282,707           $287,903                    $5,196
--------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
U.S. government agencies                                 $72,506            $74,543                    $2,037
All other governments                                      1,176              1,232                        56
Special revenue and special
     assessment obligations                               63,207             65,020                     1,813
Public utilities                                          10,496             10,717                       221
Industrial and miscellaneous                             179,603            185,314                     5,711
--------------------------------------------------------------------------------------------------------------
                 Total Bonds                            $326,988           $336,826                    $9,838
--------------------------------------------------------------------------------------------------------------

Fair market values for bonds are based upon quoted market prices or dealer quotes, or, if quoted prices are not available, discounted expected cash flows using market rates that are commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2004, by contractual maturity, are shown below. Maturities of loan-backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

--------------------------------------------------------------------------------
Maturity Distribution
                                              Book/Adjusted                Fair
      (in thousands)                         Carrying Value               Value
--------------------------------------------------------------------------------
1 year or less                                      $44,560             $45,270
After 1 year through 5 years                        182,234             185,458
After 5 years through 10 years                       26,460              26,663
After 10 years                                       29,453              30,512
--------------------------------------------------------------------------------
                                                   $282,707            $287,903
--------------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $103.3 million and $238.3 million during 2004 and 2003, respectively. Gross gains of $2.9 million and $2.4 million in 2004 and 2003, respectively, and gross losses of $0.5 million and $1.3 million in 2004 and 2003, respectively, were realized on those sales.

Additional losses, due to other than temporary declines, were insignificant in both 2004 and 2003.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4.  INVESTMENTS (CONTINUED)

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches that are protected against prepayment risk, including planned amortization class
(PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff; however, the Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs with a fair value of $19.2 million and $23.9 million, respectively, which are included in bonds. As of December 31, 2004 and 2003, approximately 18% and 19%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $44.3 million and $61.3 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2004 and 2003, respectively. The Company also held $24.9 million and $42.8 million of asset-backed securities at December 31, 2004 and 2003, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2004 and 2003, the Company held collateral of $25.5 million and $15.0 million, respectively.

The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

At December 31, 2004 and 2003, investments with a cost greater than fair market value were insignificant.

The Company maintains Special Deposits for the benefit of its policyholders. At December 31, 2004 and 2003, these amounts were insignificant.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4.  INVESTMENTS (CONTINUED)

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling $10.2 million and $19.2 million at December 31, 2004 and 2003, respectively. The Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5.  LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2004 and 2003, the Company had $544 million and $639 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $8 million and $6 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $102 million and $145 million are surrenderable at book value less surrender charges of 5% or more, $315 million and $369 million are surrenderable at fair value and $119 million and $119 million are surrenderable without charge at the end of 2004 and 2003, respectively.

6.  REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit) Insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:
      (IN THOUSANDS)
      -----------------------------------------------------------------------
      PREMIUMS                                        2004             2003
      -----------------------------------------------------------------------
        Direct                                  $    3,891         $   8,549
        Assumed                                        448               506
        Ceded                                       (1,633)           (1,860)

      TOTAL NET PREMIUMS                        $    2,706         $   7,195
      ----------------------------------------------------------------------

      Balance sheet impact:
        Aggregate reserves
           Assumed                              $      310         $    387
           CEDED                                    (1,710)          (5,079)
      -----------------------------------------------------------------------

      Life insurance in force:
       Assumed                                  $   21,855         $  23,995
       CEDED                                       (63,712)          (82,121)
      -----------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.  TAXES

------------------------------------------------------------------------------
(in thousands)                                           2004         2003
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net income before federal income taxes                 $8,774          $9,524
Statutory tax rate                                        35%             35%
                                                   ---------------------------
Expected tax                                            3,071           3,333

Tax effect of:

Interest maintenance reserve                              186             130
Change in non-admitted assets                             186             131
Non-taxable investment income                            (367)           (305)
Other                                                       -              (5)
                                                   ---------------------------
Total statutory federal income taxes                   $3,076          $3,284
                                                   ===========================

Effective tax rate                                        35%             34%
Federal income taxes incurred                          $(411)          $1,229
Change in net deferred income taxes                     3,487           2,055
                                                   ---------------------------
Total statutory federal income taxes                   $3,076          $3,284
                                                   ===========================

Federal income taxes relating to net realized capital gains (losses) on the sale of investments were $(1.3) million in 2004 and $(1.4) million in 2003. These amounts differ from the expected statutory amounts primarily due to the different classification and timing of gains and losses for statutory reporting and tax reporting.

The Company's Federal income tax return is consolidated with its parent, CLIC. The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

Deferred taxes are included in other assets and other liabilities.

The main components of the 2004 and 2003 deferred tax amounts are as follows:

-------------------------------------------------------------------------------
(in thousands)                                             2004           2003
-------------------------------------------------------------------------------
Deferred tax assets:
       Policy, reinsurance and other reserves             $ 109         $  172
       Policy acquisition expenses                        1,329          1,582
       Investments                                        1,106          3,905
       Non-admitted assets                                  186            372
                                                     --------------------------
       Total deferred tax asset                           2,730          6,031
       Non-admitted deferred tax asset                   (1,362)        (5,265)
                                                     --------------------------
       Admitted deferred tax asset                       $1,368          $ 766
                                                     ==========================

 Deferred tax liabilities:
       Depreciation                                           3              3
       Investments                                          189              -
                                                     --------------------------
       Total deferred tax liabilities                       192              3
                                                     --------------------------
       Net admitted deferred tax asset                  $ 1,176          $ 763
                                                     ==========================

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.  TAXES (CONTINUED)

The change in net deferred income taxes is comprised of the following:

----------------------------------------------------------------------------------------
(in thousands)                                        2004           2003        Change
----------------------------------------------------------------------------------------
Total deferred tax asset                            $2,730        $ 6,031       $(3,301)
Total deferred tax liability                           192              3           189
                                               -----------------------------------------
Net deferred tax asset                              $2,538        $ 6,028       $(3,490)
                                               -----------------------------------------
Tax effect of unrealized gains                                                       3
                                                                          --------------
Change in net deferred income tax                                              $(3,487)
                                                                          ==============

As of December 31, 2004, the Company had a $2,488 thousand capital loss carry-forward expiring in 2009.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

        (in thousands)
        --------------
        2004      $  196
        2003      $2,184
        2002      $1,408


8.  RELATED PARTY TRANSACTIONS

The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses/(benefits) incurred under such agreements were ($1.0) million in 2004 and $1.2 million in 2003. As of December 31, 2004 and 2003, the Company had $2.2 million and $0.4 million of intercompany payables, which are settled monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2004 and 2003.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company does not have any financial instruments with off-balance sheet risk.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2004 and 2003, investments in bonds have a fair value of $287.9 million and $336.8 million, and a carrying value of $282.7 million and $327.0 million, respectively.

The carrying value of $6.0 million and $3.8 million of financial instruments classified as other liabilities also approximates their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, cash equivalents, short-term investments, investment income due and accrued, and receivable for securities approximate their fair values.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION AND LEGAL PROCEEDINGS

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 2004, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

In 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) about the Company's variable product operations on market timing, trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------


Investment income earned
       U. S. Government bonds                                                      $      2,644
       Bonds exempt from U. S. tax                                                            -
       Other bonds (unaffiliated)                                                        13,380
       Bonds of affiliates                                                                    -
       Preferred stocks (unaffiliated)                                                        3
       Preferred stocks of affiliates                                                         -
       Common stocks (unaffiliated)                                                           -
       Common stocks of affiliates                                                            -
       Mortgage loans                                                                         -
       Real estate                                                                            -
       Premium notes, policy loans and liens                                                  -
       Cash and cash equivalents                                                            156
       Short-term investments                                                               (5)
       Derivative instruments                                                                 -
       Other invested assets                                                                  -
       Aggregate write-ins for investment income                                              -
                                                                                  ---------------
           Gross investment income                                                 $     16,178
                                                                                  ===============

Real estate owned - book value less encumbrances                                   $          -

Mortgage loans - book value:
       Farm mortgages                                                              $          -
       Residential mortgages                                                                  -
       Commercial mortgages                                                                   -
                                                                                  ---------------
           Total mortgage loans                                                    $          -
                                                                                  ===============

Mortgage loans by standing - book value:
       Good standing                                                               $          -
       Good standing with restructured terms                                                  -
       Interest overdue more than 90 days, not in foreclosure                                 -
       Foreclosure in process                                                                 -

Other long-term assets - statement value                                           $          -

Bonds and stocks of parents, subsidiaries and affiliates - book value
       Bonds                                                                       $          -
       Preferred stocks                                                            $          -
       Common stocks                                                               $          -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------

Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                                             $     60,265
           Over 1 year through 5 years                                                  182,235
           Over 5 years through 10 years                                                 26,460
           Over 10 years through 20 years                                                15,219
           Over 20 years                                                                 14,234
                                                                                  --------------
                Total by maturity                                                  $    298,413
                                                                                  ==============
       By class - statement value
            Class 1                                                                $    212,076
            Class 2                                                                      76,092
            Class 3                                                                       1,498
            Class 4                                                                       1,836
            Class 5                                                                       6,821
            Class 6                                                                          90
                                                                                  --------------
                 Total by class                                                    $    298,413
                                                                                  ==============

       Total publicly traded                                                       $    273,623
       Total privately placed                                                      $     24,790
Preferred stocks - statement value                                                 $         37
Common stocks - market value                                                       $         12
Short-term investments - book value                                                $     15,706
Options, caps & floors owned - statement value                                     $          -
Options, caps & floors written and in force - statement value                      $          -
Collar, swap & forward agreements open - statement value                           $          -
Futures contracts open - current value                                             $          -
Cash and cash equivalents                                                          $     24,860

Life insurance in force:
       Industrial                                                                  $          -
       Ordinary                                                                    $     51,292
       Credit life                                                                 $    173,918
       Group life                                                                  $     34,275

Amount of accidental death insurance in force under
       Ordinary policies                                                           $          -

Life insurance policies with disability provisions in force:
       Industrial                                                                  $          -
       Ordinary                                                                    $          -
       Credit life                                                                 $          -
       Group life                                                                  $          -

Supplemental contracts in force:
           Ordinary - not involving life contingencies
           Amount on deposit                                                       $          -
           Income payable                                                          $          -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------

       Ordinary - involving life contingencies
           Income payable                                                          $          -

       Group - not involving life contingencies
           Amount of deposit                                                       $          -
           Income payable                                                          $          -

       Group - involving life contingencies
           Income payable                                                          $          -

    Annuities:
       Ordinary

           Immediate - amount of income payable                                    $      1,204
           Deferred - fully paid account balance                                   $    539,742
           Deferred - not fully paid account balance                               $         27

       Group

           Amount of income payable                                                $          -
           Fully paid account balance                                              $          -
           Not fully paid account balance                                          $          -

    Accident and health insurance - premiums in force
           Ordinary                                                                $          -
           Group                                                                   $          -
           Credit                                                                  $         27

    Deposit funds and dividend accumulations
       Deposit funds - account balance                                             $          -
       Dividend accumulations - account balance                                    $          -

    Claim payments 2004
       Group accident and health
           2004                                                                    $          -
           2003                                                                    $          -
           2002                                                                    $          -
           2001                                                                    $          -
           2000                                                                    $          -
           Prior                                                                   $          -

       Other accident and health
           2004                                                                    $          -
           2003                                                                    $          -
           2002                                                                    $          -
           2001                                                                    $          -
           2000                                                                    $          -
           Prior                                                                   $          -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------

       Other coverages that use developmental methods to calculate claim reserves
           2004                                                                    $          -
           2003                                                                    $          -
           2002                                                                    $          -
           2001                                                                    $          -
           2000                                                                    $          -
           Prior                                                                   $          -













See accompanying Independent Auditors' Report

                                    CITIELITE


                       STATEMENT OF ADDITIONAL INFORMATION










                      INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    ISSUED BY






                      FIRST CITICORP LIFE INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415





L-20675S                                                                May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Notes to Financial Statements
       Statement of Investments as of December 31, 2004

       The statutory financial statements and schedules of First Citicorp Life Insurance Company and the report of Independent Registered
       Public Accounting Firm, are contained in the Statement of Additional Information. The statutory financial Statements of First Citicorp Life Insurance Company include:

       Balance Sheets (statutory basis) as of December 31, 2004 and 2003 Statements of Operations (statutory basis) for the years ended December 31, 2004 and 2003
       Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2004 and 2003
       Statements of Cash Flows (statutory basis) for the years ended
       December 31, 2004 and 2003
       Notes to Financial Statements (statutory basis)
       Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year-ended December 31, 2004
       Summary Investment Schedule
       Supplemental Investment Risk Interrogatories

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION

       1. Certified resolution of the board of directors of First Citicorp Life Insurance Company (the "Company") establishing First Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

       2.         Not Applicable.

       3. Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 28, 2001.)

       4.         (a). Contract Form.**

       5.         Contract Application.**

       6(a)       Certificate of Incorporation of the Company.*

       6(b)       By-Laws of the Company.*

       7.         None.

       8(a) Participation Agreement Among MFS Variable Insurance Trust, First Citicorp Life Insurance Company and Massachusetts Financial Services Company.***

       8(b) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.***

       8(c) Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.***

       8(d) Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.***

       8(e) Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life

                  Insurance Company with Addendums.*

       8(f) Participation Agreement Among First Citicorp Life Insurance Company, First Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio. (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379 filed April 26, 2001.)

       9.         Opinion and Consent of Catherine S. Mulholland, Esq.*****

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm, filed herein.

      11.         Not Applicable.

      12.         None.

      14.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for Frederick W. Bradley, Jr., Elizabeth C. Craig, Carl W. Desch, George C. Kokulis, Glenn D. Lammey, Alice B. Leopold-Benintendi, Marla Berman Lewitus, Frederic Thomas, Jr., David A. Tyson and John W. Walbridge. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Sue B. Dorn and Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-71377, filed May 1, 2002.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for David P. Marks. Filed herewith.

*Incorporated herein by reference to the registrant's Post-Effective Amendment
       No. 2 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1996 (File 33-83354)

**Incorporated herein by reference to the registrant's Pre-Effective Amendment
       No. 1 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 6, 1999 (File 333-71377).

***Incorporated herein by reference to the registrant's Post-Effective Amendment
       No. 3 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on November 8, 1996 (File 33-83354).

****Incorporated herein by reference to the registrant's Post-Effective
       Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on January 29, 1999 (File 333-71377).

ITEM 25.      DIRECTORS AND OFFICERS OF THE COMPANY.

DIRECTORS

Frederick W. Bradley, Jr.      Elizabeth C. Craig

Sue B. Dorn                    Alice B. Leopold-Benintendi

Glenn D. Lammey                Kathleen L. Preston

Marla Berman Lewitus           John M. Walbridge

Frederic W. Thomas, Jr.

David P. Marks


OFFICERS

Kathleen L. Preston*           President and Chief Executive Officer

Glenn D. Lammey*               Senior Executive Vice President and Chief
                               Financial Officer, Chief Accounting Officer

David P. Marks                 Executive Vice President and Chief Investment
                               Officer

Edward W. Cassidy*             Executive Vice President

Marla Berman Lewitus*          Senior Vice President and General Counsel

William Krivoshik*             Senior Vice President and Chief Information
                               Officer

Winifred Grimaldi*             Senior Vice President

Richard Bush*                  Vice President - Taxes

David A. Golino*               Vice President and Controller

Donald R. Munson, Jr.*         Vice President

Judith A. Addazio*             Treasurer

Elliot Wohl**                  Vice President

Linn K. Richardson*            Second Vice President and Appointed Actuary

Ernest J. Wright*              Secretary

Kathleen A. McGah*             Assistant Secretary


Principal Business Address:
*      One Cityplace, Hartford, CT 06103-3415
**     334 West 34th Street, New York, New York 10011

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, there were 2,267 Contract Owners.

ITEM 28.      INDEMNIFICATION

The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

(a) The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

(b) The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers

Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)    NAME AND PRINCIPAL             POSITIONS AND OFFICES
       BUSINESS ADDRESS               WITH UNDERWRITER
       ------------------             ---------------------
       Kathleen L. Preston            Board of Manager

       Glenn D. Lammey                Board of Manager

       William F. Scully III          Board of Manager

       Donald R. Munson, Jr.          Board of Manager, President, Chief
                                      Executive Officer and Chief Operating
                                      Officer

       Tim W. Still                   Vice President

       Anthony Cocolla                Vice President

       John M. Laverty                Treasurer and Chief Financial Officer

       Stephen E. Abbey               Chief Compliance Officer

       Alison K. George               Director and Chief Advertising Compliance
                                      Officer

       Stephen T. Mullin              Chief Compliance Officer

       Ernest J. Wright               Secretary

       Kathleen A. McGah              Assistant Secretary

       William D. Wilcox              Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street, New York, New York and One Cityplace, Hartford, Connecticut.

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 2nd day of May, 2005.


              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)




                                  By: *GLENN D. LAMMEY
                                      ------------------------------------------
                                      Glenn D. Lammey, Chief Financial Officer,
                                      Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 2nd day of May, 2005.


*FREDERICK W. BRADLEY, JR             Director
--------------------------------
(Frederick W. Bradley, Jr.)


*ELIZABETH C. CRAIG                   Director
--------------------------------
(Elizabeth C. Craig)


*SUE B. DORN                          Director
--------------------------------
(Sue B. Dorn)


* KATHLEEN L. PRESTON                 Director, President and Chief Executive
--------------------------------      Officer (Principal Executive Officer)
(Kathleen L. Preston)


*GLENN D. LAMMEY                      Director, Senior Executive Vice President
--------------------------------      and Chief Financial Officer, Chief
(Glenn D. Lammey)                     Accounting Officer (Principal Financial
                                      Officer)


ALICE B. LEOPOLD-BENINTENDI           Director
--------------------------------
(Alice B. Leopold-Benintendi)


*MARLA BERMAN LEWITUS                 Director
--------------------------------
(Marla Berman Lewitus)


*FREDERIC W. THOMAS, JR.              Director
--------------------------------
(Frederic W. Thomas, Jr.)


*DAVID P. MARKS                       Director
--------------------------------
(David P. Marks)


*JOHN M. WALBRIDGE                    Director
--------------------------------
(John M. Walbridge)



*By:   /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------
      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm

      14.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                 McGah as signatory for David P. Marks.